As filed with the Securities and Exchange	Registration No. 33-69892
Commission on April 24, 2003	Registration No. 811-03341

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

POST-EFFECTIVE AMENDMENT NO. 15

TO

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
AND AMENDMENT TO
REGISTERED STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

ReliaStar Select Variable Account

ReliaStar Life Insurance Company
20 Washington Avenue South, Minneapolis, MN 55401
Minneapolis, MN 55401
Depositor's Telephone Number, including Area Code: (612) 372-5597

J. Neil McMurdie, Counsel
ING Americas (U.S. Legal Services)
151 Farmington Avenue, TS31, Hartford, Connecticut 06l56
(Name and Complete Address of Agent for Service)

cc: Kimberly J. Smith, Chief Counsel
ING Americas (U.S. Legal Services)
1475 Dunwoody Drive, West Chester, Pennsylvania 19380

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2003 pursuant to paragraph (b) of Rule 485

SELECTHANNUITY III AN INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACT issued by ReliaStar Life Insurance Company and its ReliaStar Select Variable Account

This prospectus offers flexible purchase payment individual deferred variable/fixed annuity contracts. The contracts are sold both as non-qualified contracts and in connection with retirement plans which may qualify for special Federal tax treatment under the Internal Revenue Code of 1986, as amended. (See "Federal Tax Status.") Annuity payouts from the contracts are deferred until a selected later date.

Subject to certain restrictions, you can allocate premiums to:
the Fixed Account, an account that provides a minimum specified rate of interest; and
Sub-Accounts of ReliaStar Select Variable Account, a Variable Account through which you may invest in certain portfolios of the following Funds families:

AIM Variable Insurance Funds	Janus Aspen Series
The Alger American Fund	Neuberger Berman Advisers Management Trust
Fidelity® Variable Insurance Products Fund*	PIMCO Advisors VIT
ING Variable Products Trust	Putnam Variable Trust*

The Variable Account, your account value and the amount of any Variable Annuity payments that you receive will vary, primarily based on the investment performance of the Funds you select. (For more information about investing in the Funds, see "Investments of the Variable Account.") The Fixed Account is the general account of ReliaStar Life Insurance Company ("ReliaStar Life," "we," "us" or "our"). The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington.

Additional information about the contracts, ReliaStar Life and the Variable Account, contained in a Statement of Additional Information dated May 1, 2003, has been filed with the Securities and Exchange Commission ("SEC"). The Statement of Additional Information is available by accessing the SEC's Internet web site (www.sec.gov) or upon request without charge by writing to us at ReliaStar Service Center, P.O. Box 5050, Minot, North Dakota 58703 or by calling 1-877-884-5050. The Statement of Additional Information is incorporated by reference in this prospectus and its Table of Contents can be found on page 33 of this prospectus.

THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.
The contracts:
are not bank deposits or guaranteed by a bank
are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency are affected by market fluctuations and so involve investment risk, including possible loss of principal have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
This prospectus is accompanied by the current prospectuses for each of the Funds. Please read these prospectuses carefully before investing in the Variable Account and keep them for future reference.
THE DATE OF THIS PROSPECTUS IS MAY 1, 2003
---------------------

*Transfers or deposits are not allowed into the Fidelity® VIP Overseas Sub-Account, Fidelity® VIP Asset Manager Sub-Account, Putnam VT Asia Pacific Growth Sub-Account, Putnam VT Utilities Growth & Income Fund and Putnam VT Diversified Income Sub-Account. Effective April 30, 1999, these Sub-Accounts were closed to new investments. Effective October 14, 2002, Putnam VT Asia Pacific Fund merged into Putnam VT International Growth Fund. There is no further disclosure regarding these Sub-Accounts in this prospectus.

Definitions	3

Summary of Contract Expenses	5

ReliaStar Life	7

The Variable Account	7

Investments of the Variable Account	7

Charges Made by ReliaStar Life	9

Administration of the Contracts	13

The Contracts	13

Annuity Provisions	20

Federal Tax Status	23

Voting of Fund Shares	29

Distribution of the Contracts	30

Anti-Money Laundering	30

Revocation	31

Reports to Owners	31

Legal Proceedings	31

Experts	32

Further Information	32

Statement of Additional Information Table of Contents	33

Appendix A: The Fixed Account	A-1

Appendix B: Investments of the Variable Account	B-1

Appendix C: Performance Information and Condensed Financial Information	C-1

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DEFINITIONS
Annuitant. The person who is named by the Owner whose life determines the annuity benefits payable.

Annuity Commencement Date. The date on which the annuity payments begin, which must be the first day of a month. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life.

Beneficiary. The person who is named to receive the Contract Value upon the death of the Owner before the Annuity Commencement Date or to receive the balance of the annuity payments, if any, under the annuity form in effect at the Annuitant's death.

Code. The Internal Revenue Code of 1986, as amended.
Contract Anniversary. Occurs yearly on the same day and month the contract was issued.

Contract Owner (Owner, you). The person who controls all the rights and privileges under the contract. The Annuitant owns the contract unless another Owner is named as provided for in the contract. The contract may be owned by one, but no more than two, natural persons. When it is held under a retirement plan or program described in Section 401(a), 403(a), 403(b), 408 or 408A or similar provisions of the Code, it may be held by one natural person only.

Contract Value. The sum of (a) the Variable Account Contract Value, which is the value of the Sub-Account Accumulation Units under the contract, plus (b) the Fixed Account Contract Value, which is the sum of purchase payments allocated to the Fixed Account under the contract, plus credited interest, minus surrenders, surrender charges previously applied and any annual administrative charges applicable to the Fixed Account and minus any transfers to the Variable Account.

Contract Year. Each twelve-month period starting with the date the contract was issued and each Contract Anniversary after that.
Death Benefit. The amount payable upon the death of a Contract Owner before the Annuity Commencement Date. (See "Death Benefit Before the Annuity Commencement Date.")

Death Benefit Valuation Date. The Death Benefit Valuation Date is the Valuation Date next following the date ReliaStar Life receives proof of death and a written request from the Beneficiary for a single sum payment or an annuity form permitted by Section 72(s) of the Code.

Fixed Account. The Fixed Account is the general account of ReliaStar Life, which consists of all assets of ReliaStar Life other than those allocated to separate accounts of ReliaStar Life.
Fixed Annuity. An annuity with payments which do not vary as to dollar amount.
Funds. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests.
Qualified Plan. A retirement plan under Sections 401, 403, 408 or 408A or similar provisions of the Code.

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Specified Contract Anniversary. Each consecutive six year anniversary date measured from the date the contract was issued. The Specified Contract Anniversary is used to determine the Death Benefit payable if the Contract Owner dies before the Annuity Commencement Date. (See "Death Benefit Before the Annuity Commencement Date.")

Sub-Account. That portion of the Variable Account which invests in shares of a specific Fund.
Sub-Account Accumulation Unit. A unit of measure used to determine the Variable Account Contract Value before annuity payments start.
Successor Beneficiary. The person named to become the Beneficiary if the Beneficiary is not alive.
Valuation Date. Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares.

Valuation Period. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of business of a Valuation Date (normally at 4.00 p.m., Eastern Time) and ending at the close of business on the next Valuation Date (normally at 4:00 p.m., Eastern Time).

Variable Account. A separate account of ReliaStar Life consisting of assets set aside by ReliaStar Life, the investment performance of which is kept separate from that of the general assets of ReliaStar Life.

Variable Annuity. A series of periodic payments to the contract payee which will vary in amount, primarily based on the investment results of the Sub-Accounts under the contract.
Variable Annuity Unit. A unit of measure used in the calculation of the second and each subsequent Variable Annuity payment from the Variable Account.

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SUMMARY OF CONTRACT EXPENSES

The following tables describe the fees and expenses you will pay when buying, owning and surrendering the contract. See "Charges Made By ReliaStar Life" for additional information about each of these fees and expenses.

Maximum Contract Owner Transaction Expenses. The following table describes the fees and expenses you will pay at the time you buy the contract, surrender the contract or make transfers between the Sub-Accounts or to the Fixed Account. State premium taxes may also be deducted. See "Premium and Other Taxes."

Sales Charge Imposed on Purchases	None
Maximum Surrender Charge (a)	6%
Partial Surrender Fee (b)	2% of the partial surrender amount, up to $25
Transfer Charge (c)	$25
Periodic Fees and Expenses. The following table describes the fees and expenses you will pay periodically during the time you own the contract, not including Fund fees and expenses.
Annual Contract Charge	$30
Variable Account Annual Expenses (as a percentage of average Variable Account Contract Value):
Mortality and Expense Risk Premiums	1.25%
Administration Charge	0.15%
Total Variable Account Annual Expenses	1.40%

Fund Fees and Expenses. The following table shows the minimum and maximum Fund fees and expenses that you may pay each year during the time you own the contract. These may change from year to year. You should review the Fund prospectuses for details about the fees and charges specific to a particular Fund.

Annual Fund Expenses (as a percentage of Fund average net assets):
	Minimum	Maximum
Total Gross Annual Fund Expenses (d)	0.29%	2.87%
Total Net Annual Fund Expenses (d), (e)	0.29%	1.51%

 (a)

The surrender charge is percentage of amounts surrendered attributable to purchase payments made in the last six Contract Years. The percentage declines over time. In certain situations amounts can be surrendered without any surrender charge. See "Surrender Charge (Contingent Deferred Sales Charge)."

(b)	ReliaStar Life currently does not assess this fee. See "Partial Surrenders."
(c)	ReliaStar Life currently imposes this charge only on transfers after the 24th transfer in a Contract Year. See "Transfer Charge."
(d)	Total annual fund expenses include management fees, distribution (12b-1) fees and other expenses.
(e)

The Total Net Annual Fund Expense figures take into account contractual arrangements that require reimbursement or waiver of certain fund fees and expenses at least through the end of this year. Out of the 34 funds available through the policy, 12 have contractual arrangements to reimburse or waive certain fees and expenses. Generally, these arrangements provide that fees and expenses will be reimbursed or waived above a certain levels for a specific period of time. See Appendix B for more detailed information about these contractual arrangements. The minimum and maximum total net annual fund expenses shown take into account all of the available funds, not just those with contractual arrangements.

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Examples. These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, periodic fees and expenses and Fund fees and expenses.

Example 1: The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum Fund fees and expenses without taking into account any expense reimbursements or fee waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you surrender your contract at the end of the applicable time period:	$986	$1,794	$2,613	$4,572
If you annuitize your contract at the end of the applicable time period:*	$986	$1,345	$2,254	$4,572
If you do not surrender your contract at the end of the applicable time period:	$446	$1,345	$2,254	$4,572

Example 2: The following examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the minimum Fund fees and expenses without taking into account any expense reimbursements or fee waivers. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
If you surrender your contract at the end of the applicable time period:	$728	$1,032	$1,363	$2,187
If you annuitize your contract at the end of the applicable time period:*	$728	$587	$1,009	$2,187
If you do not surrender your contract at the end of the applicable time period:	$190	$587	$1,009	$2,187

*

If the contract's Annuity Commencement Date occurs during the first two Contract Years following the date the contract was issued, a surrender charge is deducted and the expenses shown in year one reflect this deduction.

We and certain of our insurance company affiliates offer other variable annuity contracts which also invest in the Funds. These contracts may have charges that could affect the value of their sub-accounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, contact your agent or call 1-877-884-5050.

For performance information and Condensed Financial Information, see Appendix C.

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RELIASTAR LIFE

ReliaStar Life Insurance Company is a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are an indirect, wholly-owned subsidiary of ING Groep N.V. ING is a global financial institution active in the fields of insurance, banking and asset management. We offer individual life insurance and annuities, employee benefits and retirement contracts. Our Home Office is located at 20 Washington Avenue South, Minneapolis, Minnesota 55401 (612-372-5597).

The contracts described in this prospectus are nonparticipating. The capital and surplus of ReliaStar Life should be considered as bearing only upon the ability of ReliaStar Life to meet its obligations under the contracts.

ReliaStar Life is a charter member of the Insurance Marketplace Standard Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.

THE VARIABLE ACCOUNT

The Variable Account is a separate account of ReliaStar Life established by the Board of Directors of ReliaStar Life on November 12, 1981, pursuant to the laws of the State of Minnesota. The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, ReliaStar Life or the Funds. ReliaStar Life has complete ownership and control of the assets in the Variable Account, but these assets are held separately from ReliaStar Life's other assets and are not part of ReliaStar Life's general account.

The portion of the assets of the Variable Account equal to the reserves and other contract liabilities of the Variable Account will not be charged with liabilities incurred in any other business that ReliaStar Life may conduct. ReliaStar Life has the right to transfer to its general account any assets of the Variable Account which are in excess of such reserves and other liabilities. The income, if any, and gains and losses, realized or unrealized, of the Variable Account will be credited to or charged against the Variable Account in accordance with the contracts supported by the Variable Account, without regard to the other income, gains or losses of ReliaStar Life.

Purchase payments allocated to the Variable Account under a contract are invested in one or more Sub-Accounts of the Variable Account, as selected by you, the Owner. The future Variable Account Contract Value depends primarily on the investment performance of the Funds whose shares are held in the Sub-Accounts selected.

INVESTMENTS OF THE VARIABLE ACCOUNT

When you apply for a contract, you can allocate purchase payments to one or more of the Sub-Accounts. There are currently 34 Sub-Accounts. Each Sub-Account invests in shares of one of the Funds at its net asset value. As Owner, you can change a purchase payment allocation for future purchase payments and can transfer all or part of the values in a Sub-Account to another Sub-Account. An Owner may make transfers to the Fixed Account from the Variable Account at any time.

7

See Appendix B to this prospectus for a list of the Funds available through the Variable Account along with information about each Fund's investment adviser/subadviser, investment objective and total annual Fund expenses. Certain Funds offered under the contract have names, investment objectives and policies similar to the names, investment objectives and policies of other funds managed by the Fund's investment adviser. The investment results of a Fund, however, may be higher or lower than those of other funds managed by the same adviser. There can be no assurance, and no representation is made, that the investment results of any Fund will be comparable to those of another fund managed by the same investment adviser.

More detailed information about the Funds can be found in the current prospectus and Statement of Additional Information for each Fund. These prospectuses accompany this prospectus in a book entitled "Variable Product Investment Options." The Fund prospectuses should be read carefully before any allocation to, or transfers among, the Sub-Accounts.

There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

ReliaStar Life reserves the right, subject to compliance with the law, to offer additional Funds.

The Funds are available to registered separate accounts of ReliaStar Life and to insurance companies other than ReliaStar Life, offering variable annuity contracts and variable life insurance policies. ReliaStar Life currently does not foresee any disadvantages to Owners resulting from the Funds selling shares to fund products other than the contracts. However, there is a possibility that a material conflict may arise between Owners whose Contract Values are allocated to the Variable Account and the owners of variable life insurance policies and variable annuity contracts issued by ReliaStar Life or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict, ReliaStar Life will take any necessary steps, including removing the Fund from the Variable Account, to resolve the matter. The Board of Directors or Trustees of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.

Reinvestment
The Funds have, as a policy, the distribution of income, dividends and capital gains. However, under the contracts there is an automatic reinvestment of such distributions.
Addition, Deletion or Substitution of Fund Shares

ReliaStar Life reserves the right, subject to applicable law and any required regulatory approvals, to make additions to, deletions from or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase:

  ReliaStar Life reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new or another investment company portfolio, or delete Sub-Accounts. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by ReliaStar Life.

  ReliaStar Life may, in its sole discretion, eliminate one or more Sub-Accounts or close such Sub-Accounts to new premium or transfers, if marketing needs, tax or regulatory considerations or investment conditions warrant.

8

    If the shares of a Fund are no longer available for investment, or if, in ReliaStar Life's judgment, further investment in a Fund should become inappropriate in view of the purposes of the Variable Account or when, in our sole discretion, marketing, tax, regulatory requirements or investment conditions warrant, ReliaStar Life may redeem the shares of that Fund and substitute shares of another registered open-end investment company. The new Funds may have higher fees and charges than the ones they replaced.

  In the event of any such substitution, deletion or change, we may make such changes as may be necessary or appropriate to reflect such substitution, deletion or change. If all or a portion of your investments are allocated to any of the current Funds that are being substituted for or deleted on the date such action is announced, you may transfer the portion of the Accumulation Value affected without payment of a transfer charge to available Sub-Accounts.

  If deemed by us to be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act, it may be deregistered under the 1940 Act in the event such registration is no longer required or it may be combined with our other separate accounts.

CHARGES MADE BY RELIASTAR LIFE

  We deduct the charges described below to cover our costs and expenses, the services we provide and the risks we assume under the contracts. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Surrender Charge (Contingent Deferred Sales Charge)

  No deduction for a sales charge is made from purchase payments. However, a surrender charge (which may be deemed a contingent deferred sales charge) may be assessed. This charge is intended to reimburse ReliaStar Life for expenses relating to the sale of the contracts, including commissions to sales personnel, costs of sales material and other promotional activities and sales administration costs.

  If part or all of a contract's value is surrendered or, except for contracts issued in the State of Washington, if the contract's Annuity Commencement Date occurs within the first two years after the contract is issued, surrender charges may be assessed by ReliaStar Life.

In the case of a partial withdrawal where you request a specified dollar amount, the amount withdrawn will be the amount you specified, adjusted by any applicable surrender charge.

  Computation of Surrender Charges -- For purposes of determining surrender charges, surrenders shall first be taken from Old Purchase Payments until they are exhausted, then from New Purchase Payments until they are exhausted and thereafter from Contract Earnings.

"New Purchase Payments" are those contract purchase payments received by ReliaStar Life during the Contract Year in which the surrender occurs or in the five immediately preceding Contract Years;
"Old Purchase Payments" are those contract purchase payments not defined as New Purchase Payments; and
"Contract Earnings" at any Valuation Date is the Contract Value less the sum of New Purchase Payments and Old Purchase Payments.

9

  Total Surrenders; Amount of Surrender Charge -- The surrender charge for a total surrender is determined by multiplying the amount of each New Purchase Payment surrendered, that is not eligible for a free surrender, by the applicable surrender charge percentage as set forth in the following table:

Surrender Charge Percentage Table
Contract Year of Surrender Minus Contract Year of Purchase Payment	Surrender Charge as a Percentage of Each Purchase Payment
0-1	6%
2-3	5
4-5	4
6 and later	0

  Free Surrenders -- Surrenders taken from the following amounts ("Free Surrenders") are not subject to a surrender charge during any Contract Year: (a) any Old Purchase Payments not already surrendered; (b) 10% of all New Purchase Payments that have been received by ReliaStar Life (with the exception of systematic withdrawals, this does not apply to surrenders made during the first Contract Year nor to any surrenders after the first surrender made in each Contract Year thereafter); and (c) any contract earnings being surrendered.

  Partial Surrenders -- The amount of the partial surrender subject to a surrender charge is determined by dividing (a) the portion of each New Purchase Payment to be surrendered which is not eligible for a Free Surrender by (b) one minus the applicable surrender charge percentage from the Surrender Charge Percentage Table set forth above. The resulting amount for each New Purchase Payment to be surrendered is then multiplied by the applicable surrender charge percentage from the Surrender Charge Percentage Table shown above to arrive at the amount of surrender charge to be assessed. The total of the amount surrendered will be subject to the surrender charge.

  If the surrender charge is less than the Contract Value that remains immediately after surrender, it will be deducted proportionately from the Sub-Accounts that make up such Contract Value. If the surrender charge is more than such remaining Contract Value, the portion of the surrender charge that can be deducted from such remaining Contract Value will be so deducted and the balance will be deducted from the surrender payment. In computing surrenders, any portion of a surrender charge that is deducted from the remaining Contract Value will be deemed a part of the surrender.

In addition, we reserve the right to assess a partial surrender fee. This fee is the lesser of 2% of the partial surrender amount or $25. We currently do not assess this fee.
Annual Contract Charge

  Each year on the Contract Anniversary, ReliaStar Life deducts an annual contract charge of $30 from the Contract Value. ReliaStar Life will not increase the annual contract charge. In any Contract Year when a contract is surrendered for its full value on other than the Contract Anniversary, the annual contract charge will be deducted at the time of such surrender. If a Fixed Annuity payment or a Variable Annuity payment is selected, then the annual contract charge will be assessed and deducted in equal installments from each annuity payment. When more than one annuity is selected, then a separate annual contract charge will be assessed against each annuity.

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Waiver of Charges

  Waiver of Annual Contract Charge -- ReliaStar Life reserves the right to waive the annual contract charge for contracts applied for on or after September 1, 1998 where the cumulative purchase payments, less any cumulative partial surrenders, exceed $50,000. ReliaStar Life reserves the right to reinstate the annual contract charge on contracts previously qualifying for the waiver, if the cumulative purchase payments, less any cumulative partial surrenders, equals or falls below $50,000 or if ReliaStar Life withdraws the waiver of the charge.

ReliaStar Life will not waive the annual contract charges assessed and deducted from annuity payments.

  Waiver of Surrender Charge -- Under certain circumstances as defined in the contract and the rider(s) related to the provisions below, beginning one year after the effectiveness of the rider(s) ReliaStar Life will permit the Contract Owner to access his or her money in the contract. ReliaStar Life will permit a full or partial surrender without a surrender charge (1) if the Contract Owner becomes terminally ill; (2) if the Contract Owner becomes confined to a skilled nursing facility or hospital; and (3) if and so long as the Contract Owner is disabled. If the Contract Owner is unemployed for at least 90 consecutive days the Owner can take, on a one time basis, up to 50% of the Contract Value of the contract without incurring a surrender charge.

These waivers are subject to the specific provisions of the rider(s) and may not be available in all states.
Mortality Risk Premium

  The Variable Annuity payments made to Annuitants will vary in accordance with the investment performance of the Sub-Accounts selected by the Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving annuity payments from the Variable Account. ReliaStar Life assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the contract, which cannot be changed.

  To compensate ReliaStar Life for assuming this mortality risk and the mortality risk that Beneficiaries of Annuitants dying before the Annuity Commencement Date may receive amounts in excess of the then current Contract Value (see "Death Benefit Before the Annuity Commencement Date"), ReliaStar Life deducts a mortality risk premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.85% of the daily Contract Values under the Variable Account.

Once it is set, ReliaStar Life may not change the rate charged for the mortality risk premium under any contract.
Expense Risk Premium

  ReliaStar Life will not increase charges for administrative expenses regardless of its actual expenses. To compensate ReliaStar Life for assuming this expense risk, ReliaStar Life deducts an expense risk premium from the Variable Account Contract Value. The deduction is made daily in an amount that is equal to an annual rate of 0.40% of the daily Variable Account Contract Values.

Once it is set, ReliaStar Life may not change the rate of the expense risk premium under any contract.

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Administration Charge

  ReliaStar Life deducts a daily administration charge from the Variable Account Contract Value in an amount equal to an annual rate of 0.15% of the daily Contract Values under the Variable Account. This charge is deducted to reimburse ReliaStar Life for the cost of providing administrative services under the contracts and the Variable Account. ReliaStar Life may not change the rate of the administration charge under any contract.

Once it is set, ReliaStar Life may not change the rate of the administration charge under any contract.
Transfer Charge

  We currently assess a transfer charge of $25 per transfer for transfers between the Sub-Accounts or the Fixed Account after the 24th transfer in a Contract Year. We reserve the right to charge up to $25 on all transfers and to limit the number of transfers.

Premium and Other Taxes

  Various states and other governmental entities levy a premium tax, currently ranging up to 4%, on annuity contracts issued by insurance companies. If the Owner of the contract lives in a governmental jurisdiction that levies such a tax, ReliaStar Life will pay the taxes when due and reserves the right to deduct the amount of the tax either from purchase payments as they are received or from the Contract Value at the Annuity Commencement Date (immediately before the Contract Value is applied to an annuity form) as permitted or required by applicable law.

  Premium tax rates are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the purchaser of a contract will not be able to accurately determine the premium tax applicable to the contract. ReliaStar Life reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the contract.

General: Reduction or Waiver of Charges or Minimum Purchase Payments

  Any of the charges under the contract, as well as the minimum purchase payment requirements set forth in this prospectus, may be reduced due to special circumstances that result in lower sales, administrative or mortality expenses. For example, special circumstances may exist in connection with group or sponsored arrangements, sales to ReliaStar Life's policy and Contract Owners or those of affiliated insurance companies or sales to employees or clients of ReliaStar Life or ReliaStar Life's affiliates. The amount of any reductions will reflect the reduced sales effort and administrative costs resulting from, or the different mortality experience expected as a result of, the special circumstances. Reductions will not be unfairly discriminatory against any person, including the affected policy or Contract Owners and owners of all other contracts funded by the Variable Account.

Expenses of the Funds
There are fees deducted from and expenses paid out of the assets of the Funds that are described in the accompanying prospectuses for the Funds.

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ADMINISTRATION OF THE CONTRACTS

  ReliaStar Life assumes the responsibilities of performing certain administrative functions relating to the contracts and the Variable Account. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts and maintaining records of the name, address, taxpayer identification number, contract number, type of contract issued to each Owner, Contract Value and other pertinent information necessary to the administration and operation of the contracts. These administrative functions are located at the ReliaStar Service Center, P.O. Box 5050, Minot, North Dakota 58703; Telephone 1-877-884-5050.

THE CONTRACTS

  The contracts are designed for sale as non-qualified contracts and also for retirement plans which may be Qualified Plans. A single purchase payment can be made for a deferred annuity or subsequent purchase payments can be made up to the maximum level of funding set forth below. The minimum amount ReliaStar Life will accept as an initial purchase payment is $5,000 for non-qualified contracts and $2,000 for qualified contracts. ReliaStar Life may choose not to accept any subsequent purchase payment for a non-qualified contract if it is less than $500 and for a qualified contract if it is less than $50. ReliaStar Life may also choose not to accept any subsequent purchase payment if the purchase payment together with the Contract Value at the next Valuation Date exceeds $1,000,000. Any purchase payment not accepted by ReliaStar Life will be refunded. ReliaStar Life reserves the right to accept smaller or larger initial and subsequent purchase payments in connection with special circumstances, such as sales through group or sponsored arrangements.

Factors to Consider in the Purchase Decision.

  The decision to purchase the contract should be discussed with your financial representative and tax advisor, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face and the fees and expenses you will incur. You should pay attention to the following issues, among others:

    Long-Term Investment - This contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may expose you to surrender charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time your purchase payments are left in the contract. You should not purchase the contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 591/2.

  Investment Risk - The value of the Funds available under the contract may fluctuate with the markets and interest rates. You should not purchase the contract in order to invest in the Funds if you cannot risk getting back less money than you put in.

  Features and Fees - The fees for the contract reflect costs associated with the features and benefits it provides. As you consider the contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

  Exchanges - If the contract will be a replacement for another annuity contract, you should compare the two options carefully, compare the costs associated with each and identify additional benefits available under the contract. You should consider whether these additional benefits justify incurring a new schedule of surrender charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial representative or tax adviser to make sure that the exchange will be handled so that it is tax-free.

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    Tax Favored Arrangement - If you are purchasing the contract through a tax favored arrangement, including Individual Retirement Annuities ("IRAs") and Roth IRAs, you should carefully consider the costs and benefits of the contract (including annuity income benefits) before purchasing the contract. Under the Federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in relation to a Qualified Plan, an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the Qualified Plan itself. However, annuities do provide other features and benefits (such as the death benefit or the option of lifetime annuity payments at established rates) which may be valuable to you. You should discuss your alternatives with your tax advisor or registered representative taking into account the additional fees and expenses you may incur in an annuity.

  There may be differences in your contract (such as differences in fees, charges and benefits) from the one described in this prospectus because of the requirements of the state where we issued your contract. Consult your contract for its specific terms.

Allocation of Purchase Payments

  Purchase payments can be allocated by the Owner to up to 34 of the available Sub-Accounts of the Variable Account (see Appendix B) selected and/or to the Fixed Account (see Appendix A). The Fixed Account is not available to Contract Owners in the States of Maryland, Oregon, South Carolina and Washington. Any purchase payment or portion thereof for which no allocation election is made will be returned to the Owner.

  The initial purchase payment will be allocated not later than two business days after receipt, if the application and all information necessary for processing the contract are complete. ReliaStar Life may retain purchase payments for up to five business days while attempting to complete an incomplete application. If the application cannot be made complete within this period, the applicant will be informed of the reasons for the delay and the purchase payment will be returned immediately. Once the completed application is received, the payment must be allocated within two business days. ReliaStar Life will make inquiry to discover any missing information related to subsequent payments. For any subsequent purchase payments, the payments will be credited at the Sub-Account accumulation unit value next determined after receipt of the purchase payment.

  Upon allocation to Sub-Accounts of the Variable Account, a purchase payment is converted into accumulation units of the Sub-Account. The amount of the purchase payment allocated to a particular Sub-Account is divided by the value of an accumulation unit for the Sub-Account to determine the number of accumulation units of the Sub-Account to be held in the Variable Account with respect to the contract. The net investment results of each Sub-Account vary primarily with the investment performance of the Fund whose shares are held in the Sub-Account.

  A Fund may impose a minimum purchase requirement. If that minimum purchase requirement exceeds the aggregate of all purchase payments received by ReliaStar Life, less any redemption of Fund shares resulting from transfers or surrenders, on any given day that are to be applied to a Sub-Account for the purchase of shares of such Fund, such purchase payments will be refunded.

Sub-Account Accumulation Unit Value

  Each Sub-Account Accumulation Unit was initially valued at $10 when the first Fund shares were purchased. Thereafter the value of each Sub-Account Accumulation Unit will vary up or down according to a net investment factor, which is primarily based on the investment performance of the applicable Fund. Fund shares in the Sub-Accounts will be valued at their net asset value.

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  Dividend and capital gain distributions from a Fund will be automatically reinvested in additional shares of such Fund and allocated to the appropriate Sub-Account. The number of Sub-Account Accumulation Units does not increase because of the additional shares, but the accumulation unit value may increase.

Net Investment Factor

  The net investment factor is an index number which reflects charges under the contract and the investment performance during a Valuation Period of the Fund whose shares are held in the particular Sub-Account. If the net investment factor is greater than one, the value of a Sub-Account Accumulation Unit has increased. If the net investment factor is less than one, the value of a Sub-Account Accumulation Unit has decreased. The net investment factor is determined by dividing (1) by (2) then subtracting (3) from the result, where:

(1)	is the net result of:
	(a)	the net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the current Valuation Period, plus
	(b)	the per share amount of any dividend or capital gain distributions made on the Fund shares held in the Sub-Account during the current Valuation Period, plus or minus
	(c)	a per share charge or credit for any taxes reserved for which ReliaStar Life determines to have resulted from the investment operations of the Sub-Account and to be applicable to the contract;
(2)	is the net result of:
	(a)	the net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period, plus or minus
(b)

  a per share charge or credit for any taxes reserved for during the last prior Valuation Period which ReliaStar Life determines to have resulted from the investment operations of the Sub-Account and to be applicable to the contract; and

(3)

  is a factor representing the mortality risk premium, the expense risk premium and the administration charge deducted from the Sub-Account which factor is equal, on an annual basis, to 1.40% of the daily net asset value of the Sub-Account.

Death Benefit Before the Annuity Commencement Date
If the Owner, including any joint Owner, dies before the Annuity Commencement Date, the Beneficiary will be entitled to receive the Death Benefit. The Death Benefit will be:
(1)

  if any Owner (including the Annuitant) dies on or before the first day of the month following the Owner's 85th birthday, the greater of (i) the Contract Value on the Death Benefit Valuation Date; or (ii) the sum of the purchase payments received by ReliaStar Life under the contract to the Death Benefit Valuation Date, less any surrender payments previously made by ReliaStar Life; or (iii) the Contract Value on the Specified Contract Anniversary (immediately preceding the Owner's death), plus any Purchase Payments and reduced by any surrender payments since that anniversary;

(2)	if any Owner (including the Annuitant) dies after the first day of the month following the Owner's 85th birthday, the Contract Value on the Death Benefit Valuation Date.

  If a single sum is requested, it will be paid within seven days after the Death Benefit Valuation Date. If an annuity form is requested, it may be any annuity form permitted by Section 72(s) of the Code and which ReliaStar Life is willing to issue. An annuity form selection must be in writing and must be received by ReliaStar Life within 60 days after the date of the Owner's death, otherwise the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the contract will be canceled.

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  If the only Beneficiary is the Owner's surviving spouse, such spouse may continue the contract as the Owner and then (1) select a single sum payment or (2) select any annuity form which does not exceed such spouse's life expectancy.

  If the Beneficiary elects to receive annuity payments under an annuity form, the amount and duration of payments may vary depending on the annuity form selected and whether Fixed and/or Variable Annuity payments are requested. (See "Annuity Provisions.") Repayments cannot extend beyond the life or life expectancy of the Beneficiary.

Death Benefit After the Annuity Commencement Date
If the Annuitant dies after the Annuity Commencement Date, the Death Benefit, if any, shall be as stated in the annuity form in effect.
Surrender (Redemption)

  If a written request is received by ReliaStar Life from the Owner before the Annuity Commencement Date, all or part of the Contract Value will be paid to the Owner after deducting any applicable surrender charge and taxes. (See "Surrender Charge (Contingent Deferred Sales Charge).")

  Partial surrenders must be at least $500. No partial surrender can cause the Contract Value to fall below $1,000. If a total surrender occurs other than on a Contract Anniversary, the annual contract charge will be deducted from the Contract Value before the surrender payment is made. ReliaStar Life reserves the right to assess a processing fee not to exceed the lesser of 2% of the partial surrender amount or $25. No processing fee will be charged in connection with total surrenders.

  ReliaStar Life may require that the contract be returned before a surrender takes place. A surrender will take place on the next Valuation Date after the requirements for surrender are completed and payment will be made within seven days after such Valuation Date. Unless the Owner requests a partial surrender to be made from the Fixed Account or particular Sub-Accounts, a partial surrender will be taken proportionately from the Fixed Account and all Sub-Accounts on a basis that reflects their proportionate percentage of the Contract Value.

  If the Contract Value after all charges is less than $1,000, ReliaStar Life can cancel the contract on any Contract Anniversary or, if such Contract Anniversary is not a Valuation Date, on the next Valuation Date thereafter by paying to the Owner the Contract Value as of such Valuation Date.

  If the contract is purchased as a "tax-sheltered annuity" under Section 403(b) of the Code, it is subject to certain restrictions on redemption imposed by Section 403(b)(11) of the Code. (See "Tax-Sheltered Annuities.")

  Surrender payments may be taxable and in addition may be subject to a 10% tax penalty if before age 591/2. Consideration should be given to the tax implications of a surrender before making a surrender request, including a surrender in connection with a Qualified Plan.

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Systematic Withdrawals

  Systematic withdrawals, which are a specialized form of partial surrenders (see "Surrender (Redemption)"), are offered for both Qualified Plan contracts and for non-qualified contracts. To start systematic withdrawals, the Contract Value must be at least $25,000. The Owner may elect to take systematic withdrawals from Sub-Accounts by surrendering a specified dollar amount or percentage of cumulative purchase payments on a monthly, quarterly, semi-annual or annual basis. The minimum amount of any systematic withdrawal is $100. Systematic withdrawals can be taken from Variable Account Contract Value and/or Fixed Account Contract Value, but are limited annually to 10% of total cumulative purchase payments made under the contract. A surrender charge will be imposed on the amount of any systematic withdrawal, which is not a Free Surrender. (See "Surrender Charge (Contingent Deferred Sales Charge).") Systematic withdrawals can be discontinued by the Owner if the Contract Value falls below $10,000 or at any time by writing to ReliaStar Life's administrative office in Minot, North Dakota.

  ReliaStar Life reserves the right to modify or discontinue offering systematic withdrawals; however, any such modification or discontinuation will not affect any systematic withdrawal programs already commenced. While ReliaStar Life does not currently charge a processing fee for partial surrenders under this program, it reserves the right to charge a processing fee not to exceed the lesser of 2% of the systematic withdrawal payment or $25.

Systematic withdrawals may be subject to tax, including a penalty tax, and you should consult with your tax advisor before requesting any systematic withdrawal. (See "Taxation of Annuities.")

  Contract Owners interested in participating in the systematic withdrawal program can obtain a separate application form and full information about the program and its restrictions from their registered representative.

Transfers

  Before the Annuity Commencement Date, the Owner may transfer amounts between Sub-Accounts or from the Sub-Accounts to the Fixed Account subject to certain conditions we or the Funds may impose. See "Excessive Trading." Subject to certain restrictions, amounts may also be transferred from the Fixed Account to the Sub-Accounts. Currently, these are our methods by which transfers may be made in writing, by telephone or fax, by dollar cost averaging and by portfolio rebalancing.

Written Transfers

  Before the Annuity Commencement Date -- Before the Annuity Commencement Date the Owner may request a transfer in writing, subject to any conditions or charges the Funds whose shares are involved may impose, of all or part of a Sub-Account's value to other Sub-Accounts or to the Fixed Account. The transfer will be made on the first Valuation Date after the request for such a transfer is received by ReliaStar Life. Before the Annuity Commencement Date, transfers may also be made from the Fixed Account to the Variable Account, provided, that:

transfers may only be made during the period starting 30 days before and ending 30 days after the Contract Anniversary and only one transfer may be made during each such period;

  no more than 50% of the Fixed Account Contract Value may be the subject of any such transfer (unless the balance, after such transfer, would be less than $1,000, in which case the full Fixed Account Contract Value may be transferred); and

such transfer must involve at least $500 (or the total Fixed Account Contract Value, if less).

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  Currently, there is a $25 charge for each transfer in excess of 24 per Contract Year, plus any charge that may be made by the Funds. For purposes of this restriction, reallocations pursuant to the ReliaStar Life dollar cost averaging, portfolio rebalancing and systematic withdrawal services currently do not constitute transfers and multiple transfers on a single day currently constitute a single transfer. The Company reserves the right to charge a transfer fee not to exceed $25 per transfer on any transfer and to limit the number of transfers.

  After the Annuity Commencement Date -- After the Annuity Commencement Date, an Annuitant who has selected Variable Annuity Payments can request transfer of Annuity Unit values in the same manner and subject to the same requirements as for an Owner-transfer of Sub-Account Accumulation Unit values.

No transfers may be made to or from the Fixed Account after the Annuity Commencement Date.
Telephone/Fax Instructions -- An Owner is allowed to enter the following types of instructions either by telephone or by fax if he or she completes a telephone/fax instruction authorization form:
transfers between Funds;
surrenders;
changes of allocations among Fund options;
change of source Funds for systematic withdrawals; and
change of source Funds for variable annuitization payouts.

  If you complete the telephone/fax form, you thereby agree that ReliaStar Life will not be liable for any loss, liability, cost or expense when it acts in accordance with the telephone/fax instructions received. If a telephone/fax transaction, is later determined not to have been made by you or was made without your authorization and a loss results, you bear the risk of this loss. Any fax requests are considered telephone requests and are bound by the conditions in the telephone/fax authorization form. Any fax request should include your name, daytime telephone number, contract number and the names of the Sub-Accounts from which and to which money will be transferred or surrendered and the allocation percentage. ReliaStar Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event ReliaStar Life does not employ such procedures, it may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

The conditions applicable to Written Transfers also apply to Telephone/Fax Transfers, dollar cost averaging Transfers and portfolio rebalancing.
Excessive Trading
Excessive trading activity can disrupt orderly Fund management strategies and increase Fund expenses by causing:
increased trading and transaction costs;
disruption of planned investment strategies;

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forced and unplanned portfolio turnover;
lost opportunity costs; and
large asset swings that decrease the Fund's ability to provide maximum investment return to all Contract Owners.

  In response to excessive trading, we may restrict or refuse transfers or restrict or refuse transfers made through a fax machine, the internet or over the telephone, including transfers made by third parties acting on behalf of Contract Owners such as market timing services. We will take such actions when we determine, in our sole discretion, that transfers are harmful to the Funds or Contract Owners as a whole.

We will notify you in writing if we restrict or refuse any transfer because we have determined it to be harmful to the Funds or Contract Owners as a whole.

  Dollar Cost Averaging Transfers -- You can direct ReliaStar Life to automatically transfer a fixed dollar amount or a specified percentage of Sub-Account value to any one or more other Sub-Accounts or to the Fixed Account over time. No transfers from the Fixed Account are permitted under this service. The minimum transfer amount is $100. Transfers may be made on a monthly, quarterly, semi-annual or annual basis. ReliaStar Life makes no guarantees that dollar cost averaging will result in a profit or protect against loss. You can discontinue dollar cost averaging at any time by notifying ReliaStar Life in writing. Contract Owners interested in dollar cost averaging can obtain an application form and full information concerning this service and its restrictions from their registered representatives.

  ReliaStar Life reserves the right to modify or discontinue offering dollar cost averaging. Any such modification or discontinuation would not affect dollar cost averaging transfer programs already commenced. Although ReliaStar Life currently charges no fees for transfers made under the dollar cost averaging program, it reserves the right to charge a processing fee for dollar cost averaging transfers not to exceed $25 per transfer.

  Portfolio Rebalancing Service -- You may request this service if your Contract Value is at least $25,000. If you request this service, you direct us to automatically make periodic transfers to maintain your specified percentage allocation among Sub-Accounts of the Variable Account. You may also have your allocation of future premium payments changed to be equal to this specified percentage allocation. Transfers made under this service may be made on a quarterly, semi-annual or annual basis. This service is intended to maintain the allocation you have selected consistent with your personal objectives. This service will be discontinued if your Contract Value falls below $10,000.

  You can discontinue portfolio rebalancing at any time by notifying ReliaStar Life in writing. Contract Owners interested in portfolio rebalancing can obtain an application form and full information concerning this service and its restrictions from their registered representatives. ReliaStar Life reserves the right to modify or discontinue offering portfolio rebalancing. Although ReliaStar Life currently charges no fees for transfers made under the portfolio rebalancing program, it reserves the right to charge a processing fee for portfolio rebalancing transfers not to exceed $25 per transfer.

Assignments

  If the contract is issued pursuant to or in connection with a Qualified Plan, it cannot be sold, transferred, pledged or assigned to any person or entity other than ReliaStar Life. In other circumstances, an assignment of the contract is permitted, but only before the Annuity Commencement Date, by giving ReliaStar Life the original or a certified copy of the assignment. ReliaStar Life shall not be bound by any assignment until it is actually received by ReliaStar Life and shall not be responsible for the validity of any assignment. Any payments made or actions taken by ReliaStar Life before ReliaStar Life actually receives any assignment shall not be affected by the assignment. An assignment may have tax consequences. (See "Taxation of Annuities.")

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Contract Owner and Beneficiaries

  Unless someone else is named as the Owner in the application for the contract, the applicant is the Owner of the contract and before the Annuity Commencement Date may exercise all of the Owner's rights under the contract. No more than two (2) natural persons may be named as Owner.

  The Owner may name a Beneficiary and a Successor Beneficiary. In the event an Owner dies before the Annuity Commencement Date, the Beneficiary shall receive a Death Benefit as provided in the contract. In the event an Owner dies on or after the Annuity Commencement Date, the Beneficiary, if the annuity form in effect at the Owner's death so provides, may continue receiving payments, be paid a lump sum or be paid nothing. If the Beneficiary or Successor Beneficiary is not living on the date payment is due or if no Beneficiary or Successor Beneficiary has been named, the Owner's estate will receive the applicable proceeds.

  A person named as an Annuitant, a Beneficiary or a Successor Beneficiary shall not be entitled to exercise any rights relating to the contract or to receive any payments or settlements under the contract or any annuity form, unless such person is living on the earlier of (a) the day due proof of death of the Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by ReliaStar Life or (b) the tenth day after the death of the Owner, the Annuitant or the Beneficiary, whichever is applicable.

Unless different arrangements have been made with ReliaStar Life by the Owner, if more than one Beneficiary is entitled to payments from ReliaStar Life the payments shall be in equal shares.

  Before the Annuity Commencement Date, the Owner may change the Annuitant, the Beneficiary or the Successor Beneficiary by giving ReliaStar Life written notice of the change, but the change shall not be effective until actually received by ReliaStar Life. Upon receipt by ReliaStar Life of a notice of change, the change will be effective as of the date it was signed but shall not affect any payments made or actions taken by ReliaStar Life before ReliaStar Life received the notice and ReliaStar Life shall not be responsible for the validity of any change.

Contract Inquiries
Inquiries regarding a contract may be made by writing to the ReliaStar Life Insurance Company, ReliaStar Service Center, P.O. Box 5050, Minot, North Dakota 58703, or by calling 1-877-884-5050.
ANNUITY PROVISIONS
Annuity Commencement Date

  The Owner selects the Annuity Commencement Date, which must be the first day of a month, when making application for the contract. The date will be the first day of the month following the Annuitant's 75th birthday unless an earlier or later date has been selected by the Owner and, if the date is later, it has been agreed to by ReliaStar Life. The earliest Annuity Commencement Date is the issue date. However, if the Annuity Commencement Date selected by the Owner does not occur on a Valuation Date at least 60 days after the date on which the contract was issued, ReliaStar Life reserves the right to adjust the Annuity Commencement Date to the first Valuation Date after the Annuity Commencement Date selected by the Owner which is at least 60 days after the contract issue date. If the Annuity Commencement Date occurs before the second Contract Anniversary, ReliaStar Life will deduct surrender charges. (See "Surrender Charge (Contingent Deferred Sales Charge).") The latest Annuity Commencement Date is the later of the Annuitant's age 85 or ten years after the contract issue date.

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  The Owner may change an Annuity Commencement Date selection by written notice received by ReliaStar Life at least 30 days before both the Annuity Commencement Date currently in effect and the New Annuity Commencement Date. The new date selected must satisfy the requirements for an Annuity Commencement Date.

Annuity Form Selection

  The Owner may select a Variable Annuity form, a Fixed Annuity form or both, with payments starting at the Annuity Commencement Date when making application for the contract. Thereafter, the Owner may change the annuity form(s) by written notice received by ReliaStar Life before the Annuity Commencement Date. If no election has been made before the Annuity Commencement Date, ReliaStar Life will apply the Fixed Account Contract Value to provide a Fixed Annuity and the Variable Account Contract Value to provide a Variable Annuity, both in the form of a Life Annuity with Payments Guaranteed for ten years (120 months), which shall be automatically effective.

Annuity Forms
Variable Annuity Payments and Fixed Annuity Payments are available in any of the following annuity forms:

  Life Annuity -- An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the contract. Payments cease with the payment made on the first day of the month in which the Annuitant's death occurs. It would be possible under this annuity form for the Annuitant to receive only one payment if he or she died before the second annuity payment, only two payments if he or she died before the third annuity payment, etc.

  Life Annuity With Payments Guaranteed for Ten Years (120 Months) or 20 Years (240 Months) -- An annuity payable on the first day of each month during the Annuitant's life, starting with the first payment due according to the contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first day of the month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

  Joint and Full Survivor Annuity -- An annuity payable on the first day of each month during the Annuitant's life and the life of a named person (the "Joint Annuitant"), starting with the first payment due according to the contract. Payments will continue while either the Annuitant or the joint Annuitant is living and cease with the payment made on the first day of the month in which the death of the Annuitant or the joint Annuitant, whichever lives longer, occurs. There is no minimum number of payments guaranteed under this annuity form. Payments cease upon the death of the last survivor of the Annuitant and the joint Annuitant regardless of the number of payments received.

ReliaStar Life also has other annuity forms available and information about them can be obtained by writing to ReliaStar Life.
Frequency and Amount of Annuity Payments

  Annuity payments will be paid as monthly installments, unless the Annuitant and ReliaStar Life agree to a different payment schedule. However, if the Contract Value at the Annuity Commencement Date is less than $5,000, ReliaStar Life may pay the Contract Value in a single sum and the contract will be canceled. Also if a monthly payment would be or becomes less than $50, ReliaStar Life may change the frequency of payments to intervals that will result in payments of at least $50 each. The minimum frequency and amount of annuity payments or the minimum Contract Value required for annuity payments may vary by state.

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Annuity Payments

  The amount of the first Fixed Annuity payment is determined by applying the Contract Value to be used for a Fixed Annuity at the Annuity Commencement Date to the annuity table in the contract for the Fixed Annuity form selected. The table shows the amount of the initial annuity payment for each $1,000 applied and all subsequent payments shall be equal to this amount. The amount of the first Variable Annuity payment is determined by applying the Contract Value to be used for a Variable Annuity at the Annuity Commencement Date to the annuity table in the contract for the annuity form selected.

  Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the applicable Sub-Account. Assuming annuity payments are based on the unit values of a single Sub-Account, the dollar amount of the first annuity payment, determined as set forth above, is divided by the Sub-Account Annuity Unit Value as of the Annuity Commencement Date to establish the number of Variable Annuity Units representing each annuity payment. This number of Variable Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of the second and each subsequent payment is determined by multiplying the fixed number of Variable Annuity Units by the Sub-Account Annuity Unit Value for the Valuation Period with respect to which the payment is due. If the monthly payment is based upon the Annuity Unit Values of more than one Sub-Account, the foregoing procedure is repeated for each applicable Sub-Account and the sum of the payments based on each Sub-Account is the amount of the monthly annuity payment.

  The annual contract charge is deducted in equal installments from each Fixed and/or Variable Annuity payment. Premium taxes payable to any governmental entity will be charged against the contracts. (See "Premium and Other Taxes.") Additionally, the mortality and expense risk premiums and the administration charge continue to be deducted from amounts held in the Sub-Accounts during the income or payout phase.

The annuity tables in the contracts are based on the annuity mortality table as defined in the contract.

  ReliaStar Life guarantees that the dollar amount of each Variable Annuity payment after the first payment will not be affected by variations in expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payment.

Sub-Account Annuity Unit Value

  A Sub-Account's Variable Annuity Units will initially be valued at $10 each at the time accumulation units with respect to the Sub-Account are first converted into Variable Annuity Units. The Sub-Account Annuity Unit Value for any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit Value for the immediately preceding Valuation Period by the net investment factor for the Sub-Account for the Valuation Period for which the Sub-Account Annuity Unit Value is being calculated and multiplying the result by an interest factor to neutralize the assumed investment rate built into the annuity tables contained in the contracts. (See "Net Investment Factor.")

Assumed Investment Rate

  An assumed investment rate of 4% per annum is built into the annuity tables contained in the contracts. If the actual net investment rate on the assets of the Variable Account is the same as the assumed investment rate, Variable Annuity payments will remain level. If the actual net investment rate exceeds the assumed investment rate, Variable Annuity payments will increase and conversely, if it is less than the assumed investment rate, the payments will decrease.

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FEDERAL TAX STATUS

  The following summary provides a general description of the Federal income tax considerations associated with this contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present Federal income tax Laws. We do not make any representations as to the likelihood of continuation of the present Federal income tax Laws or as to how they may be interpreted by the Internal Revenue Service (IRS).

Types of Contracts: Non-Qualified or Qualified

  The contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408 or 408A of the Code. The ultimate effect of Federal income taxes on the amounts held under a contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-Qualified Plan and receiving distributions from a qualified contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our contract administration procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special Federal income tax treatment.

Tax Status of the Contracts

  Diversification Requirements. The Code requires that the investments of a Variable Account be "adequately diversified" in order for non-qualified contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that the Variable Account, through the Sub-Accounts, will satisfy these diversification requirements.

  Investor Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area and some features of the contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer Contract Values, have not been explicitly addressed in published rulings. While we believe that the contracts do not give Contract Owners investment control over Variable Account assets, we reserve the right to modify the contracts as necessary to prevent a Contract Owner from being treated as the owner of the Variable Account assets supporting the contract.

  Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of your death. The qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

23

The following discussion assumes that the contracts will qualify as annuity contracts for Federal income tax purposes.
Tax Treatment of Annuities

  In General. We believe that if you are a natural person you will generally not be taxed on increases in the value of a contract until a distribution occurs or until annuity payments begin. (For these purposes, the agreement to assign or pledge any portion of the Contract Value and, in the case of a qualified contract, any portion of an interest in the Qualified Plan, generally will be treated as a distribution.)

Taxation of Non-Qualified contracts

  Non-Natural Person. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to contracts owned by natural persons.

  Withdrawals. When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value (unreduced by the amount of any surrender charge) immediately before the distribution over the Contract Owner's investment in the contract at that time.

In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the Contract Owner's investment in the contract.
Variable Account Charges. It is possible that the IRS may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you.

  Penalty Tax on Certain Withdrawals. In the case of a distribution from a non-qualified contract, there may be imposed a Federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

made on or after the taxpayer reaches age 591/2;
made on or after the death of a Contract Owner;
attributable to the taxpayer becoming disabled; or
made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

  Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

  Annuity Payments. Although tax consequences may vary depending on the annuity form elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

24

  Taxation of Death Benefit Proceeds. Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

  Transfers, Assignments, Exchanges and Annuity Commencement Dates. A transfer or assignment of ownership of a contract, the designation of an Annuitant or payee other than an Owner, the selection of Annuity Commencement Dates or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

  Withholding. Annuity distributions are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

  Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same Contract Owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such Contract Owner's income when a taxable distribution occurs.

Taxation of Qualified Contracts

  The contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 591/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the contracts with the various types of Qualified Plans. Contract Owners, Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under these Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

  Distributions. Annuity payments are generally taxed in the same manner as under a non-qualified contract. When a withdrawal from a qualified contract occurs, a pro rata portion of the amount received is taxable, generally based on the ratio of the Contract Owner's investment in the contract (generally, the premiums or other consideration paid for the contract) to the Contract Owner's total accrued benefit balance under the retirement plan. For qualified contracts, the investment in the contract can be zero. For Roth IRAs, distributions are generally not taxed, except as described below.

  For Qualified Plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) (i) reaches age 701/2 or (ii) retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 701/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Contract Owner (or plan participant) reaches age 701/2. Roth IRAs under Section 408A do not require distributions at any time before the Contract Owner's death.

Variable Account Charges. It is possible that the IRS may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you.

25

  Withholding. Distributions from certain Qualified Plans generally are subject to withholding for the Contract Owner's Federal income tax liability. The withholding rates vary according to the type of distribution and the Contract Owner's tax status. The Contract Owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions that are required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the Contract Owner chooses a "direct rollover" from the plan to another tax-Qualified Plan or IRA.

Brief descriptions of the various types of Qualified Plans in connection with a contract follow. We will endorse the contract as necessary to conform it to the requirements of such plan.

  Corporate and Self-Employed Pension and Profit Sharing Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the contract. Employers intending to use the contract with such plans should seek competent advice.

Individual Retirement Annuities

  Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible and the time when distributions commence. Also, distributions from certain other types of Qualified Plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

Distributions -- IRAs. All distributions from a traditional IRA are taxed as received unless either one of the following is true:
the distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Code; or
the Contract Owner made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Code.

  To avoid certain tax penalties, the Contract Owner and any designated Beneficiary must also meet the minimum distribution requirements imposed by the Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:

start date for distributions;
the time period in which all amounts in the Contract Owner's contract(s) must be distributed; or
distribution amounts.

26

  Generally, the Contract Owner must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which the Contract Owner attains age 701/2. We must pay out distributions from the contract over one of the following time periods:

over the Contract Owner's life or the joint lives of the Contract Owner and the Contract Owner's designated Beneficiary; or
over a period not greater than the Contract Owner's life expectancy or the joint life expectancies of the Contract Owner and the Contract Owner's designated Beneficiary.

  The amount of each periodic distribution must be calculated in accordance with IRS regulations. If the Contract Owner fails to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (see Roth IRA) plans. Different distribution requirements apply if the Contract Owner's death occurs:
after the Contract Owner begins receiving minimum distributions under the contract; or
before the Contract Owner begins receiving such distributions.

  If the Contract Owner's death occurs after the Contract Owner begins receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of the Contract Owner's death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at the Contract Owner's death.

  If the Contract Owner's death occurs before the Contract Owner begins receiving minimum distributions under the contract, the entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of the Contract Owner's death. For example, if the Contract Owner dies on September 1, 2003, the entire balance must be distributed to the designated Beneficiary by December 31, 2008. However, if the distributions begin by December 31 of the calendar year following the calendar year of the Contract Owner's death and the Contract Owner has named a designated Beneficiary, then payments may be made over either of the following time-frames:

over the life of the designated Beneficiary; or
over a period not extending beyond the life expectancy of the designated Beneficiary.
If the designated Beneficiary is the Contract Owner's spouse, distributions must begin on or before the later of the following:
December 31 of the calendar year following the calendar year of the Contract Owner's death; or
December 31 of the calendar year in which the Contract Owner would have attained age 701/2.

  In lieu of taking a distribution under these rules, a spousal Beneficiary may elect to treat the contract as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the contract, make rollovers from the contract and defer taking a distribution until his or her age 701/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract, makes additional contributions to the contract or fails to take a distribution within the required time period.

27

Roth IRA

  Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 591/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Distributions -- Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:
made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and
made after the Contract Owner attains age 591/2, die, become disabled as defined in the Code or for a qualified first-time home purchase.

  If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

Tax Sheltered Annuities

  Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989 are not allowed prior to age 591/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.

Other Tax Consequences

  As noted above, the foregoing comments about the Federal tax consequences under the contracts are not exhaustive and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the Federal income tax consequences discussed herein reflect our understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

Possible Changes in Taxation

  Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

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Taxation of the Company

  ReliaStar Life is taxed as a life insurance company under the Code. The ReliaStar Select Variable Account is not a separate entity. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of ReliaStar Life.

  ReliaStar Life automatically applies investment income and capital gains attributable to the Variable Account to increase reserves under the contracts. Because of this, under existing Federal tax law ReliaStar Life believes that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the Variable Account will be first used to reduce any income taxes imposed on the Variable Account before being used by ReliaStar Life.

  In summary, ReliaStar Life does not expect that it will incur any Federal income tax liability attributable to the Variable Account and does not intend to make any provision for such taxes. However, changes in Federal tax laws and/or their interpretation may result in ReliaStar Life being taxed on income or gains attributable to the Variable Account. In this case, ReliaStar Life may impose a charge against the Variable Account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. ReliaStar Life may deduct this amount from the Variable Account, including from the Contract Owner's Contract Value invested in the Sub-Accounts.

VOTING OF FUND SHARES

  As long as the Variable Account is registered as a unit investment trust under the 1940 Act and the assets of the Variable Account are allocated to Sub-Accounts that are invested in Fund shares, the Fund shares held in the Sub-Accounts will be voted by ReliaStar Life in accordance with instructions received from the person having voting interests under the contracts as described below. If ReliaStar Life determines pursuant to applicable law or regulation that Fund shares held in the Sub-Accounts and attributable to the contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then ReliaStar Life may vote such Fund shares held in the Sub-Accounts in its own right.

  Before the Annuity Commencement Date, the Owner shall have the voting interest with respect to the Fund shares attributable to the contract. On and after the Annuity Commencement Date, the person then entitled to receive annuity payments shall have the voting interest with respect to the Fund shares. Such voting interest will generally decrease during the annuity payout period.

  Any Fund shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners having a voting interest in the Fund. Any Fund shares held by us or any of our affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund and will be voted in the same manner as are the respective account's vote.

  All Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by the Fund, not more than 90 days before the meeting of the applicable Fund.

Persons having voting interests under the contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of ReliaStar Life.

29

DISTRIBUTION OF THE CONTRACTS

  The contracts will be distributed by the general distributor, Washington Square Securities, Inc. ("WSSI"), a Minnesota corporation, which is an affiliate of ReliaStar Life. WSSI is a securities broker-dealer registered with the SEC and is a member of the National Association of Securities Dealers, Inc. WSSI's principal office is located at 111 Washington Avenue South, Minneapolis, Minnesota 55401. We pay WSSI under a distribution agreement.

  The contracts will be sold by licensed insurance agents in those states where the contracts can be lawfully sold. Such agents will be registered representatives of affiliated and unaffiliated broker-dealers. The affiliated broker-dealers may include:

Aeltus Capital, Inc.
BancWest Investment Services, Inc.
Baring Investment Services, Inc.
Compulife Investor Services, Inc.
Directed Services, Inc.
Financial Network Investment Corporation
Financial Northeastern Securities, Inc.
Granite Investment Services, Inc.
Guaranty Brokerage Services, Inc.
IFG Network Securities, Inc.
ING Barings Corp.
ING Direct Funds Limited
ING Direct Securities, Inc.
ING Financial Advisers, LLC
ING Funds Distributor, Inc.
ING Furman Selz Financial Services LLC
ING TT&S (U.S.) Securities, Inc.
Locust Street Securities, Inc.
Multi-Financial Securities Corporation
PrimeVest Financial Services, Inc.
Systematized Benefits Administrators, Inc.
United Variable Services, Inc.
VESTAX Securities Corporation
Washington Square Securities, Inc.

  Commissions and other distribution compensation will be paid by ReliaStar Life. Generally such payments will not exceed 8% of the purchase payments. In some cases a trail commission based on the Contract Value may also be paid.

ANTI-MONEY LAUNDERING

  In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that serve to assure that our customers' identities are properly verified and that premiums are not derived from improper sources.

  Under our anti-money laundering program, we may require Contract Owners, Annuitants and/or Beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

30

  We may also refuse to accept certain forms of premium payments (travelers cheques, for example) or restrict the amount of certain forms of premium payments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it.

  ReliaStar Life's anti-money laundering program is subject to change without notice to take account of changes applicable in laws or regulations and our ongoing assessment of our exposure to illegal activity.

REVOCATION

  The Contract Owner may revoke the contract at any time between the date of application and the date ten days after receipt of the contract and receive a refund of the Contract Value unless otherwise required by state and/or Federal law. All IRA refunds will be for a return of purchase payments. In order to revoke the contract, it must be mailed or delivered to ReliaStar Life's Contract Administrator at the mailing address shown below or the agent through whom it was purchased. Mailing or delivery must occur on or before ten days after receipt of the contract for revocation to be effective. In order to revoke the contract written notice must be mailed or delivered to:

ReliaStar Life Insurance Company ReliaStar Service Center P.O. Box 5050 Minot, North Dakota 58703

  The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by ReliaStar Life.

REPORTS TO OWNERS

  ReliaStar Life will mail to the Contract Owner, at the last known address of record at the administrative office of ReliaStar Life, at least annually after the first Contract Year, a report containing such information as may be required by any applicable law or regulation and a statement showing the Contract Value.

  To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Funds, will be mailed to your household, even if you or other persons in your household have more than one contract issued by ReliaStar Life or an affiliate. Call 1-877-884-5050 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports or if you would like to receive one copy for each contract in all future mailings.

LEGAL PROCEEDINGS
ReliaStar Life is not aware of any pending legal proceedings which involve the variable account as a party.

  We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

  WSSI, the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

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EXPERTS
  The statement of assets and liabilities of ReliaStar Select Variable Account as of December 31, 2002, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, along with the statutory-basis financial statements of ReliaStar Life Insurance Company as of December 31, 2002 and 2001 and for the years then ended, appearing in the Statement of Additional Information incorporated herein by reference have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon and included herein in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

FURTHER INFORMATION

  A Registration Statement under the Securities Act of 1933 has been filed with the SEC, with respect to the contracts described herein. The prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, ReliaStar Life and the contracts. The information so omitted may be obtained from the SEC's principal office in Washington, D.C., upon payment of the fee prescribed by the SEC or examined there without charge. Statements contained in this prospectus as to the provisions of the contracts and other legal documents are summaries and reference is made to the documents as filed with the SEC for a complete statement of the provisions thereof.

Information about the Fixed Account can be found in Appendix A and Condensed Financial Information can be found in Appendix C.

32

STATEMENT OF ADDITIONAL INFORMATION

			Page
Introduction			2
Administration of the Contracts			2
Custody of Assets			2
Experts			2
Distribution of the Contracts			2
Calculation of Yield and Return			3
Financial Statements of ReliaStar Select Variable Account			S-1
Statutory-Basis Financial Statements of ReliaStar Life Insurance Company			F-1

  If you would like to receive a copy of the ReliaStar Select Variable Account SelectHAnnuity III Variable Annuity Statement of Additional Information, please call 1-877-884-5050 or return this request to:

RELIASTAR LIFE INSURANCE COMPANY RELIASTAR SERVICE CENTER P.O. BOX 5050 MINOT, ND 58703
Your Name

Address

City	State	Zip

Please send me a copy of the ReliaStar Select Variable Account SelectHAnnuity III Statement of Additional Information.

  No person is authorized to give any information or to make any representations other than those contained in this prospectus and, if given or made, such information or representations must not be relied upon as having been authorized. This prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities other than the registered securities to which it relates. This prospectus does not constitute an offer or solicitation in any circumstances in which such offer or solicitation would be unlawful.

33

  APPENDIX A

  THE FIXED ACCOUNT

  Contributions to the Fixed Account under the contract and transfers to the Fixed Account become part of the general account of ReliaStar Life, which supports insurance and annuity obligations. Interests in the Fixed Account have not been registered under the Securities Act of 1933 ("1933 Act") nor is the Fixed Account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the Fixed Account nor any interest therein are generally subject to the provisions of the 1933 Act or 1940 Act and ReliaStar Life has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus which relate to the fixed portion of the contract. Disclosures regarding the fixed portion of the annuity contract and the Fixed Account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

  The Fixed Account is made up of all of the general assets of ReliaStar Life other than those allocated to any separate account. Purchase payments will be allocated to the Fixed Account as elected by the Owner at the time of purchase or as subsequently changed. ReliaStar Life will invest the assets of the Fixed Account in those assets chosen by ReliaStar Life and allowed by applicable law.

  ReliaStar Life guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the contract. ReliaStar Life may credit interest at a rate in excess of 3% per year; however, ReliaStar Life is not obligated to do so. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in the sole discretion of ReliaStar Life. The Owner assumes the risk that interest credited to Fixed Account allocations may not exceed the minimum guarantee of 3% for any given year.

A-1

  APPENDIX B

  INVESTMENTS OF THE VARIABLE ACCOUNT

  The following chart lists the Funds, the investment advisers and subadvisers to the Funds, summary information regarding the investment objective and the total annual expenses of each Fund. More detailed information about the Funds can be found in the current prospectus and Statement of Additional Information for each Fund. These prospectuses accompany this prospectus in a book entitled "Variable Product Investment Options." The Fund prospectuses should be read carefully before any allocation to, or transfers among, the Sub-Accounts.

  There is no assurance that the stated objectives and policies of any of the Funds will be achieved. Shares of the Funds will rise and fall in value and you could lose money by investing in the Funds. Shares of the Funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all Funds are diversified, as defined under the 1940 Act.

The expense information regarding the Funds was provided by the Funds.

  We may receive compensation from each of the Funds or the Funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one Fund company to another. For certain Funds, some of this compensation may be paid out of service fees that are deducted from Fund assets. Any such fees deducted from Fund assets are disclosed in the Fund prospectuses. We may also receive additional compensation from certain Funds for administrative, recordkeeping or other services provided by us to the Funds or the Funds' affiliates. These additional payments are made by the Funds or the Funds' affiliates to the Company and do not increase, directly or indirectly, the expenses shown below.

Fund Name

 Investment Adviser/
Subadviser

Investment Objective

 Total Annual
Fund Expenses

 AIM V.I. Dent Demographic Trends Fund
(Series I Shares)[1]

 Investment Adviser:
A I M Advisors, Inc.
Subadviser:
H.S. Dent Advisors, Inc.

Seeks long-term growth of capital.

 Gross: 1.43%
Net: 1.30%

 Alger American Growth Portfolio
(Class O Shares)

 Investment Adviser:
Fred Alger Management, Inc.

Long-term capital appreciation.

 Gross: 0.85%
Net: 0.85%

 Alger American Leveraged AllCap Portfolio
(Class O Shares)

 Investment Adviser:
Fred Alger Management, Inc.

Long-term capital appreciation.

 Gross: 0.96%
Net: 0.96%

 Alger American MidCap Growth Portfolio
(Class O Shares)

 Investment Adviser:
Fred Alger Management, Inc.

Long-term capital appreciation.

 Gross: 0.93%
Net: 0.93%

 Alger American Small Capitalization Portfolio
(Class O Shares)

 Investment Adviser:
Fred Alger Management, Inc.

Long-term capital appreciation.

 Gross: 0.97%
Net: 0.97%

B-1

Fund Name

 Investment Adviser/
Subadviser

Investment Objective

 Total Annual
Fund Expenses

 Fidelity® VIP Contrafund® Portfolio
(Initial Class)

  Investment Adviser:

Fidelity Management & Research Company

Subadvisers:

Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.

 Gross: 0.68%
Net: 0.68%

 Fidelity® VIP Equity-Income Portfolio
(Initial Class)

 Investment Adviser:
Fidelity Management & Research Company
Subadviser:
FMR Co., Inc.

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Index.

 Gross: 0.57%
Net: 0.57%

 Fidelity® VIP Growth Portfolio
(Initial Class)

 Investment Adviser:
Fidelity Management & Research Company
Subadviser:
FMR Co., Inc.

Seeks to achieve capital appreciation.

 Gross: 0.67%
Net: 0.67%

 Fidelity® VIP High Income Portfolio
(Initial Class)

  Investment Adviser:

Fidelity Management & Research Company

Subadvisers:

Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks a high level of current income while also considering growth of capital.

 Gross: 0.70%
Net: 0.70%

 Fidelity® VIP Index 500 Portfolio
(Initial Class)[2]

 Investment Adviser:
Fidelity Management & Research Company

Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor's 500 Index (S&P 500).

 Gross: 0.33%
Net: 0.33%

 Fidelity® VIP Investment Grade Bond Portfolio
(Initial Class)

 Investment Adviser:
Fidelity Management & Research Company
Subadviser:
Fidelity Investments Money Management, Inc.

Seeks as high a level of current income as is consistent with the preservation of capital.

 Gross: 0.54%
Net: 0.54%

B-2

Fund Name

 Investment Adviser/
Subadviser

Investment Objective

 Total Annual
Fund Expenses

 Fidelity® VIP Money Market Portfolio
(Initial Class)

 Investment Adviser:
Fidelity Management & Research Company
Subadviser:
Fidelity Investments Money Management, Inc.

Seeks as high a level of current income as is consistent with preservation of capital and liquidity.

 Gross: 0.29%
Net: 0.29%

 ING VP Growth Opportunities Portfolio
(Class R)[3,4]

 Investment Adviser:
ING Investments, LLC

Seeks long-term growth of capital.

 Gross: 1.34%
Net: 0.90%

 ING VP Growth + Value Portfolio
(Class R)[3,4]

 Investment Adviser:
ING Investments, LLC
Sub-Adviser:
Navellier Fund Management, Inc.

Seeks capital appreciation

 Gross: 1.18%
Net: 0.80%

 ING VP High Yield Bond Portfolio
(Class R)[3,4]

 Investment Adviser:
ING Investments, LLC
Sub-Adviser:
ING Investments Management, LLC

Seeks high income and capital appreciation.

 Gross: 1.46%
Net: 0.80%

 ING VP International Value Portfolio
(Class R)[3,4]

 Investment Adviser:
ING Investments, LLC

Seeks long terms capital appreciation.

 Gross: 1.58%
Net: 1.00%

 ING VP MagnaCap Portfolio
(Class R)[3,4]

 Investment Adviser:
ING Investments, LLC

Seeks growth of capital, with dividend income as a secondary consideration.

 Gross: 1.20%
Net: 0.90%

 ING VP MidCap Opportunities Portfolio
(Class R)[3,4]

 Investment Adviser:
ING Investments, LLC

Seeks long-term capital appreciation.

 Gross: 1.53%
Net: 0.90%

 ING VP Research Enhanced Index Portfolio
(Class R)[3,4]

 Investment Adviser:
ING Investments, LLC
Sub-Adviser:
Aeltus Investment Management, Inc.

Seeks capital appreciation.

 Gross: 1.66%
Net: 0.90%

 ING VP SmallCap Opportunities Portfolio
(Class R)[3,4]

 Investment Adviser:
ING Investments, LLC

Seeks long-term capital appreciation.

 Gross: 1.23%
Net: 0.90%

 Janus Aspen Growth Portfolio
(Institutional Shares)[5]

 Investment Adviser:
Janus Capital

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

 Gross: 0.67%
Net: 0.67%

 Janus Aspen International Growth Portfolio
(Institutional Shares)[5]

 Investment Adviser:
Janus Capital

Seeks long-term growth of capital.

 Gross: 0.74%
Net: 0.74%

B-3

Fund Name

 Investment Adviser/
Subadviser

Investment Objective

 Total Annual
Fund Expenses

 Janus Aspen Mid Cap Growth Portfolio
(Institutional Shares)[5]

 Investment Adviser:
Janus Capital

  A nondiversified Portfolio that invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, in the 12-month average of the capitalization ranges of the Russell MidCap Growth Index.

 Gross: 0.67%
Net: 0.67%

 Janus Aspen Worldwide Growth Portfolio
(Institutional Shares)[5]

 Investment Adviser:
Janus Capital

Seeks long-term growth of capital in a manner consistent with the preservation of capital.

 Gross: 0.70%
Net: 0.70%

Neuberger Berman AMT Limited Maturity Bond Portfolio[6]

 Investment Adviser:
Neuberger Berman Management Inc.
Sub-Adviser:
Neuberger Berman, LLC

Highest current income consistent with low risk to principal and liquidity and secondarily total return.

 Gross: 0.76%
Net: 0.76%

Neuberger Berman AMT Partners Portfolio[6]

 Investment Adviser:
Neuberger Berman Management Inc.
Sub-Adviser:
Neuberger Berman, LLC

Capital growth.

 Gross: 0.91%
Net: 0.91%

Neuberger Berman AMT Socially Responsive Portfolio[7]

 Investment Adviser:
Neuberger Berman Management Inc.
Sub-Adviser:
Neuberger Berman, LLC

Long-term capital growth.

 Gross: 2.87%
Net: 1.51%

OpCap Equity Portfolio[8]

 Investment Adviser:
OpCap Advisors LLC

Seeks long term capital appreciation.

 Gross: 0.96%
Net: 0.96%

OpCap Global Equity Portfolio[8]

 Investment Adviser:
OpCap Advisors LLC

Seeks long term capital appreciation.

 Gross: 1.15%%
Net: 1.15%%

OpCap Managed Portfolio[8]

 Investment Adviser:
OpCap Advisors LLC

Seeks growth of capital over time.

 Gross: 0.88%
Net: 0.88%

OpCap Small Cap Portfolio[8]

 Investment Adviser:
OpCap Advisors LLC

Seeks capital appreciation.

 Gross: 0.91%
Net: 0.91%

 Putnam VT Growth and Income Fund
(Class IA Shares)

 Investment Adviser:
Putnam Investment Management, LLC

Capital growth and current income.

 Gross: 0.52%
Net: 0.52%

 Putnam VT New Opportunities Fund
(Class IA Shares)

 Investment Adviser:
Putnam Investment Management, LLC

Long-term capital appreciation.

 Gross:0.63%
Net: 0.63%

 Putnam VT Voyager Fund
(Class IA Shares)

 Investment Adviser:
Putnam Investment Management, LLC

Capital appreciation.

 Gross: 0.60%
Net: 0.60%

B-4

1

  The Fund's adviser has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit Total Annual Fund Operating Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.

2

  The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time.

3

  This expenses shown are based on the estimated operating expenses for each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's adviser has agreed for each Portfolio.

4

  ING Fund Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets. This amount is included in the expenses shown. ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The expense limits will continue through at least December 31, 2003.

5

All expenses are shown without the effect of any expense offset arrangements.

6

  Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2006 to reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Portfolios' average daily net asset value. The expense reimbursement arrangements for the Portfolios are contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

7

  Neuberger Berman Management Inc. ("NBMI") has undertaken through April 30, 2006 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The expense reimbursement arrangements for the Portfolios are contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.

8

  Total Annual Fund Operating Expenses for the Equity, Managed and Small Cap Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offset) do not exceed 1.00% of average daily net assets. Total Annual Fund Operating Expenses for the Global Equity Portfolio are limited to 1.25% of average daily net assets.

B-5

  APPENDIX C

  Performance Information and Condensed Financial Information

  Performance Information

  From time to time, ReliaStar Life may advertise or include in sales literature yields, effective yields and total returns for the available Sub-Accounts. These figures are based on historical earnings and do not indicate or project future performance.

  Yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The performance in part reflects the Funds' expenses. See the prospectuses for the Funds.

  The yield of the Sub-Account investing in the Fidelity® VIP Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment.

  The yield of a Sub-Account (except the Money Market Sub-Account investing in the Fidelity® VIP Money Market Portfolio) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

  Total returns generally will be presented in "standardized" format. This means, among other things, that performance will be shown from the date on which a Fund was first available in the Variable Account. In some instances, "non-standardized" returns may be shown from prior to the inception date of the Variable Account. Non-standardized information will be accompanied by standardized information. We will not show non-standardized performance unless we also show standardized performance.

  When a Sub-Account has been in operation for one, five and ten years, respectively, the average annual total return for these periods will be provided. For periods prior to the date the Sub-Account commenced operations, non-standardized performance information for contracts funded by the Sub-Accounts will be calculated based on the performance of the Funds and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds, with the level of contract charges that were in effect at the inception of the Sub-Accounts for the contracts.

  ReliaStar Life may, from time to time, also disclose yield and total returns for the Funds, including such disclosure for periods prior to the dates the Sub-Accounts commenced operations.

  ReliaStar Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs or charts.

  Advertising and sales literature may compare the performance of each Sub-Account to the Standard & Poor's Composite Index of 500 Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

C-1

  Each Sub-Account may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

  Sub-Account Accumulation Unit Values

  The following table shows, for each Sub-Account of the Variable Account, the value of a Sub-Account Accumulation Unit as they are invested in Funds at the dates shown, and the total number of Sub-Account Accumulation Units outstanding at the end of each period.

Year Ended December 31

2002

2001

2000

1999

1998

1997

1996

  AIM VARIABLE INSURANCE FUNDS:

  AIM V.I. DENT DEMOGRAPHIC TRENDS FUND

  (Since May 1, 2000)

  Beginning of period

$5.2413

$7.8068

-

-

-

-

-

  End of period

$3.50

$5.2413

$7.8068

-

-

-

-

  Units outstanding at end of period

183,286

271,005

271,643

-

-

-

-

  THE ALGER AMERICAN FUND:

  ALGER AMERICAN GROWTH PORTFOLIO

  (Since August 8, 1997)

  Beginning of period

$13.7969

$15.8660

$18.8769

$14.3117

$9.8005

$10.0000

-

  End of period

$9.12

$13.7969

$15.8660

$18.8769

$14.3117

$9.8005

-

  Units outstanding at end of period

2,047,738

2,640,617

2,969,330

2,499,069

651,530

63,728

-

  ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

  (Since May 1, 2000)

  Beginning of period

$6.2012

$7.4802

-

-

-

-

-

  End of period

$4.04

$6.2012

$7.4802

-

-

-

-

  Units outstanding at end of period

175,371

178,408

118,511

-

-

-

-

  ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

  (Since August 8, 1997)

  Beginning of period

$16.2046

$17.5800

$16.3264

$12.5561

$9.7711

$10.0000

-

  End of period

$11.26

$16.2046

$17.5800

$16.3264

$12.5561

$9.7711

-

  Units outstanding at end of period

847,284

786,283

859,195

455,927

204,638

59,897

-

  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

  (Since August 8, 1997)

  Beginning of period

$8.0548

$11.5885

$16.1404

$11.4116

$10.0159

$10.0000

-

  End of period

$5.86

$8.0548

$11.5885

$16.1404

$11.4116

$10.0159

-

  Units outstanding at end of period

457,255

532,602

605,656

408,867

254,748

73,647

-

  FIDELITY® VARIABLE INSURANCE PRODUCTS FUND (VIP):

  FIDELITY® VIP CONTRAFUND® PORTFOLIO

 (Since May 1, 1995):

  Beginning of period

$22.1874

$25.6395

$27.8416

$22.7206

$17.7248

$14.4777

$12.1031

  End of period

$19.84

$22.1874

$25.6395

$27.8416

$22.7206

$17.7248

$14.4777

  Units outstanding at end of period

2,009,345

2,545,232

3,048,087

3,388,151

3,002,878

2,297,899

1,419,399

C-2

Year Ended December 31

2002

2001

2000

1999

1998

1997

1996

  FIDELITY® VIP EQUITY-INCOME PORTFOLIO

 (Since January 6, 1994)

  Beginning of period

$23.0729

$24.6181

$23.0232

$21.9558

$19.9442

$15.7861

$14.0081

  End of period

$18.90

$23.0729

$24.6181

$23.0232

$21.9558

$19.9442

$15.7861

  Units outstanding at end of period

2,122,244

2,584,578

2,952,877

3,543,768

4,241,041

3,998,716

3,108,409

FIDELITY® VIP GROWTH PORTFOLIO

 (Since January 6, 1994)

  Beginning of period

$24.0975

$29.6749

$33.8011

$24.9380

$18.1281

$14.8863

$13.1611

  End of period

$16.61

$24.0975

$29.6749

$33.8011

$24.9380

$18.1281

$14.8863

  Units outstanding at end of period

1,967,978

2,506,074

3,035,070

3,189,119

2,946,876

2,789,628

2,484,915

  FIDELITY® VIP HIGH INCOME PORTFOLIO

 (Since January 6, 1994)

  Beginning of period

$10.0115

$11.5020

$15.0436

$14.1041

$14.9486

$12.8821

$11.4563

  End of period

$10.21

$10.0115

$11.5020

$15.0436

$14.1041

$14.9486

$12.8821

  Units outstanding at end of period

1,079,567

1,362,967

1,638,501

1,761,781

1,879,281

1,472,019

1,104,232

  FIDELITY® VIP INDEX 500 PORTFOLIO

 (Since January 6, 1994)

  Beginning of period

$24.8763

$28.7000

$32.0860

$26.9978

$21.3328

$16.3012

$13.4594

  End of period

$19.07

$24.8763

$13.7889

$32.0860

$26.9978

$21.3328

$16.3012

  Units outstanding at end of period

2,189,681

2,853,460

3,299,321

3,625,706

2,817,908

1,881,104

1,010,296

  FIDELITY® VIP INVESTMENT GRADE BOND PORTFOLIO

 (Since January 6, 1994)

  Beginning of period

$14.7484

$28.7000

$12.5711

$12.8823

$12.0011

$11.1581

$10.9662

  End of period

$16.05

$14.7484

$28.7000

$12.5711

$12.8823

$12.0011

$11.1581

  Units outstanding at end of period

1,718,651

1,602,587

1,291,171

1,302,913

1,152,135

711,350

709,332

  FIDELITY® VIP MONEY MARKET PORTFOLIO

 (Since January 6, 1994)

  Beginning of period

$13.4901

$13.1296

$12.5217

$12.0719

$11.6055

$11.1555

$10.7316

  End of period

$13.53

$13.4901

$13.1296

$12.5217

$12.0719

$11.6055

$11.1555

  Units outstanding at end of period

3,205,957

3,238,303

2,876,279

5,232,470

2,569,427

2,122,382

1,558,218

 ING VARIABLE PRODUCTS TRUST (ING):

 ING VP GROWTH OPPORTUNITIES PORTFOLIO

 (Since May 1, 2000)

  Beginning of period

$5.3649

$8.8561

-

-

-

-

-

  End of period

$3.62

$5.3649

$8.8561

-

-

-

-

  Units outstanding at end of period

152,404

206,272

144,529

-

-

-

-

  ING VP GROWTH + VALUE PORTFOLIO

 (Since January 3, 1995)

  Beginning of period

$23.2641

$34.1863

$38.4240

$19.9820

$16.9801

$15.0172

$12.3714

  End of period

$14.38

$23.2641

$34.1863

$38.4240

$19.9820

$16.9801

$15.0172

  Units outstanding at end of period

677,885

862,865

1,010,721

666,517

595,830

613,041

376,557

  ING VP HIGH YIELD BOND PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$8.3374

$8.3965

$9.6354

$10.0955

$10.3496

$10.0000

-

  End of period

$8.13

$8.3374

$8.3965

$9.6354

$10.0955

$10.3496

-

  Units outstanding at end of period

237,293

266,875

283,066

368,743

389,807

55,079

-

C-3

Year Ended December 31

2002

2001

2000

1999

1998

1997

1996

 ING VP INTERNATIONAL VALUE FUND PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$15.2495

$17.5072

$17.2046

$11.6165

$10.0738

$10.0000

-

  End of period

$12.73

$15.2495

$17.5072

$17.2046

$11.6165

$10.0738

-

  Units outstanding at end of period

406,618

368,448

349,793

284,973

232,846

59,173

-

  ING VP MAGNACAP PORTFOLIO

 (Since May 1, 2000)

  Beginning of period

$8.8911

$10.0677

-

-

-

-

-

  End of period

$6.77

$8.8911

$10.0677

-

-

-

-

  Units outstanding at end of period

75,258

88,745

60,256

-

-

-

-

  ING VP MIDCAP OPPORTUNITIES PORTFOLIO

 (Since May 1, 2000)

  Beginning of period

$5.9396

$8.8561

-

-

-

-

-

  End of period

$4.34

$5.9396

$8.8561

-

-

-

-

  Units outstanding at end of period

78,226

104,414

63,345

-

-

-

-

  ING VP RESEARCH ENHANCED INDEX PORTFOLIO

 (Since January 3, 1995)

  Beginning of period

$10.5627

$12.2048

$14.0038

$13.4190

$13.6825

$12.7208

$11.3881

  End of period

$8.12

$10.5627

$12.2048

$14.0038

$13.4190

$13.6825

$12.7208

  Units outstanding at end of period

226,301

337,152

411,307

464,405

480,880

286,906

152,651

  ING VP SMALLCAP OPPORTUNITIES PORTFOLIO

 (Since January 3, 1995)

  Beginning of period

$29.4598

$42.1707

$42.3014

$17.7950

$15.3827

$13.4910

$12.0224

  End of period

$16.39

$29.4598

$42.1707

$42.3014

$17.7950

$15.3827

$13.4910

  Units outstanding at end of period

620,847

773,226

860,669

434,003

323,803

261,038

143,393

  JANUS ASPEN SERIES:

  JANUS ASPEN GROWTH PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$12.0374

$16.2190

$19.2465

$13.5540

$10.1310

$10.0000

-

  End of period

$8.72

$12.0374

$16.2190

$19.2465

$13.5540

$10.1310

-

  Units outstanding at end of period

1,236,129

1,922,759

2,203,744

1,266,464

922,227

64,297

-

  JANUS ASPEN INTERNATIONAL GROWTH PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$12.4845

$16.4926

$19.8947

$11.0672

$9.5723

$10.0000

-

  End of period

$9.16

$12.4845

$16.4926

$19.8947

$11.0672

$9.5723

-

  Units outstanding at end of period

884,353

939,635

1,027,274

767,811

435,553

150,857

-

  JANUS ASPEN MID CAP GROWTH PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$12.8795

$21.5715

$32.0819

$14.4318

$10.8997

$10.0000

-

  End of period

$9.15

$12.8795

$21.5715

$32.0819

$14.4318

$10.8997

-

  Units outstanding at end of period

1,135,616

1,598,947

1,869,105

907,599

121,462

47,593

-

  JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$12.8310

$16.7758

$20.1712

$12.4373

$9.7821

$10.0000

-

  End of period

$9.43

$12.8310

$16.7758

$20.1712

$12.4373

$9.7821

-

  Units outstanding at end of period

2,700,640

3,789,020

4,320,032

3,705,358

2,148,224

590,783

-

C-4

Year Ended December 31

2002

2001

2000

1999

1998

1997

1996

 NEUBERGER BERMAN ADVISERS
MANAGEMENT TRUST ("AMT"):

 NEUBERGER BERMAN ADVISERS MANAGEMENT LIMITED MATURITY BOND PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$11.8693

$11.0648

$10.5065

$10.4985

$10.1977

$10.0000

-

  End of period

$12.33

$11.8693

$11.0648

$10.5065

$10.4985

$10.1977

-

  Units outstanding at end of period

1,008,393

958,695

803,456

653,472

483,372

44,381

-

  NEUBERGER BERMAN ADVISERS MANAGEMENT PARTNERS PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$10.6346

$11.0982

$11.1748

$10.5535

$10.2690

$10.0000

-

  End of period

$7.96

$10.6346

$11.0982

$11.1748

$10.5535

$10.2690

-

  Units outstanding at end of period

686,471

822.839

947,430

1,101,648

1,291,067

337,731

  NEUBERGER BERMAN ADVISERS MANAGEMENT SOCIALLY RESPONSIVE PORTFOLIO

 (Since April 30, 1999)

  Beginning of period

$9.83092

$10.3394

$10.6549

-

-

-

-

  End of period

$8.26

$9.83092

$10.3394

$10.6549

-

-

-

  Units outstanding at end of period

48,267

62,695

47,083

22,281

-

-

-

  PIMCO ADVISORS VIT:

  OPCAP EQUITY PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$11.7991

$12.8683

$11.8711

$11.7390

$10.6414

$10.0000

-

  End of period

$9.14

$11.7991

$12.8683

$11.8711

$11.7390

$10.6414

-

  Units outstanding at end of period

314,201

411,473

279,885

284,469

248,818

57,717

-

  OPCAP GLOBAL EQUITY PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$11.5725

$13.6175

$13.1877

$10.5687

$9.4596

$10.0000

-

  End of period

$9.43

$11.5725

$13.6175

$13.1877

$10.5687

$9.4596

-

  Units outstanding at end of period

60,085

73,876

50,645

40,473

29,458

10,483

-

  OPCAP MANAGED PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$11.1912

$11.9348

$11.0271

$10.6494

$10.0805

$10.0000

-

  End of period

$9.17

$11.1912

$11.9348

$11.0271

$10.6494

$10.0805

-

  Units outstanding at end of period

892,469

999,699

882,499

967,119

1,513,567

278,744

-

  OPCAP SMALL CAP PORTFOLIO

 (Since August 8, 1997)

  Beginning of period

$13.4523

$12.5927

$8.8561

$9.1478

$10.1963

$10.0000

-

  End of period

$10.40

$13.4523

$12.5927

$8.8561

$9.1478

$10.1963

-

  Units outstanding at end of period

712,747

670,423

461,379

407,689

369,821

94,123

-

C-5

Year Ended December 31

2002

2001

2000

1999

1998

1997

1996

PUTNAM VARIABLE TRUST:

 PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES

 (Since January 6, 1994)

  Beginning of period

$22.0520

$23.8319

$22.3517

$22.3107

$19.6008

$16.0091

$13.3162

  End of period

$17.66

$22.0520

$23.8319

$22.3517

$22.3107

$19.6008

$16.0091

  Units outstanding at end of period

1,501,640

1,954,819

2,253,957

2,732,587

2,774,779

2,521,656

1,639,863

 PUTNAM VT NEW OPPORTUNITIES FUND -- CLASS IA SHARES

 (Since May 1, 1995)

  Beginning of period

$18.1793

$26.3332

$36.1280

$21.6313

$17.6345

$14.5039

$13.3506

  End of period

$12.50

$18.1793

$26.3332

$36.1280

$21.6313

$17.6345

$14.5039

  Units outstanding at end of period

1,407,720

1,975,294

2,344,498

2,094,825

2,296,799

1,954,936

1,312,658

 PUTNAM VT VOYAGER FUND -- CLASS IA SHARES

 (Since January 6, 1994)

  Beginning of period

$23.4163

$30.5382

$37.0449

$23.7408

$19.3572

$15.5144

$13.9272

  End of period

$17.01

$23.4163

$30.5382

$37.0449

$23.7408

$19.3572

$15.5144

  Units outstanding at end of period

2,136,722

2,928,626

3,483,436

3,567,503

3,502,135

3,036,855

2,244,324

C-6

  STATEMENT OF ADDITIONAL INFORMATION

  -----------------

  SELECTHANNUITY III

  INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS

  ISSUED BY

  RELIASTAR SELECT VARIABLE ACCOUNT OF

  RELIASTAR LIFE INSURANCE COMPANY

  This Statement of Additional Information is not a prospectus, but should be read in conjunction with the prospectus dated May 1, 2003 (the "prospectus") relating to the SelectHAnnuity III Individual Deferred Variable/Fixed Annuity contracts issued by ReliaStar Select Variable Account (the "Variable Account") and ReliaStar Life Insurance Company ("ReliaStar Life"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the prospectus. A copy of the prospectus may be obtained from ReliaStar Life's Service Center at P.O. Box 5050, Minot, North Dakota 58703, by calling 1-877-884-5050, from Washington Square Securities, Inc., 111 Washington Avenue South, Minneapolis, Minnesota 55401 or by accessing the SEC's web site at www.sec.gov.

  Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the prospectus.

Page

 Introduction

2

 Administration of the Contracts

2

 Custody of Assets

2

 Experts

2

 Distribution of the Contracts

2

 Calculation of Yield and Return

3

 Financial Statements of ReliaStar Select Variable Account

S-1

 Statutory-Basis Financial Statements of ReliaStar Life Insurance Company

F-1

  The date of this Statement of Additional Information is May 1, 2003.

  INTRODUCTION

  The SelectHAnnuity III contracts (the "contracts") are flexible purchase payment individual deferred variable/fixed annuity contracts. The contracts are sold both as non-qualified contracts and/or in connection with retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. (See "Federal Tax Status" in the prospectus.) Annuity payouts under the contracts are deferred until a selected later date.

  Purchase payments may be allocated to one or more of the available Sub-Accounts of the Variable Account, a separate account of ReliaStar Life, and/or to the Fixed Account (which is the general account of ReliaStar Life). Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of Funds.

  ADMINISTRATION OF THE CONTRACTS

  ReliaStar Life performs certain administrative functions ("Administrative Functions") relating to the contracts and the Variable Account in Minot, North Dakota. These functions include, among other things, maintaining the books and records of the Variable Account and the Sub-Accounts, and maintaining records of the name, address, taxpayer identification number, contract number, type of contract issued to each owner, Contract Value and other pertinent information necessary to the administration and operation of the contracts. ReliaStar Life receives no payment for performing any of the Administrative Functions.

  CUSTODY OF ASSETS

  ReliaStar Life maintains custody of the assets of the Variable Account. As custodian, ReliaStar Life holds cash balances for the Variable Account pending investment in the Funds or distribution. The Fund shares owned by the Sub-Accounts are reflected only on the records of the Funds, and are not issued in certificated form.

  EXPERTS

  The statement of assets and liabilities of ReliaStar Select Variable Account as of December 31, 2002, and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, along with the statutory-basis financial statements of ReliaStar Life Insurance Company as of December 31, 2002 and 2001 and for the years then ended, appearing in the Statement of Additional Information incorporated herein by reference have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon and included herein in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

  DISTRIBUTION OF THE CONTRACTS

  The contracts are distributed by the general distributor, Washington Square Securities, Inc. ("WSSI"), 111 Washington Avenue South, Minneapolis, Minnesota 55401, which is a direct wholly-owned subsidiary of ReliaStar Financial Corp. and an affiliate of ReliaStar Life.

  The contracts will be sold by licensed insurance agents in those states where the contracts can be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.

2

  For the years ended December 31, 2000, 2001 and 2002, WSSI was paid fees by ReliaStar Life with respect to distribution of the SelectH
Annuity III contracts aggregating $980,000, $274,300 and $182,358 respectively.

  No deduction for a sales charge is made from the purchase payments for the contracts. However, if part or all of a contract's value is surrendered, surrender charges (which may be deemed to be contingent deferred sales charges) may be made by ReliaStar Life. The method used to determine the amount of such charge is described in the prospectus under the heading "Charges Made by ReliaStar Life -- Surrender Charge (Contingent Deferred Sales Charge)."

  CALCULATION OF YIELD AND RETURN

  Current Yield and Effective Yield. Current yield and effective yield will be calculated only for the Fidelity® Variable Insurance Products (VIP) Money Market Portfolio Sub-Account.

  The current yield is based on a seven-day period (the "base period") and is calculated by determining the "net change in value" on a hypothetical account having a balance of one Accumulation Unit at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent.

  Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the VIP Money Market Portfolio, less daily expense and contract charges to the account) for the period, but will not include realized or unrealized gains or losses on its underlying Fund shares.

  The VIP Money Market Portfolio Sub-Account's yield will vary in response to any fluctuations in interest rates and expenses of the Sub-Account.

  The yield of the Sub-Account for the seven day period ending December 31, 2002 was 0.13%

  Average Annual Total Returns. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time.

  Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

  Average annual total returns will be calculated using Sub-Account unit values which ReliaStar Life calculates on each Valuation Date based on the performance of the Sub-Account's Fund, and the deductions for mortality and expense risk premiums, the administration charge, and the annual contract charge. The calculation assumes that the $30 annual contract charge is deducted at the end of each Contract Year.

3

  For purposes of calculating average annual total return, an average per dollar annual contract charge attributable to the hypothetical account for the period is used. The calculation assumes surrender of the contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the surrender charge for any period less than six years. The total return will then be calculated according to the following formula:

  TR = ((ERV/P) 1/N) - 1

  Where:

  TR =

  the average annual total return net of Sub-Account recurring charges.

  ERV =

  the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

  P =

  a hypothetical initial payment of $1,000.

  N =

  the number of years in the period.

  The information in the following tables reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2002 for the Sub-Accounts under the contracts. The first table on the following page assumes the maximum charges under the contract. The non-standardized returns assume the same charges but do not include the surrender charge.

4

SUB-ACCOUNT

  FOR THE 1-YEAR
PERIOD ENDED 12/31/02

  FOR THE 5-YEAR
PERIOD ENDED 12/31/02

  AIM V.I. Dent Demographic Trends Fund (Series I Shares)
(Sub-Account Inception: 5/1/00)

(38.92%)

  Alger American Growth Portfolio (Class O Shares)
(Sub-Account Inception: 8/8/97)

(39.70%)

(2.39%)

  Alger American Leveraged AllCap Portfolio (Class O Shares)
(Sub-Account Inception: 5/1/00)

(40.61%)

  Alger American MidCap Growth Portfolio (Class O shares)
(Sub-Account Inception: 8/8/97)

(36.28%)

2.06%

  Alger American Small Capitalization Portfolio (Class O Shares)
(Sub-Account Inception: 8/8/97)

(32.99%)

(11.53%)

  Fidelity® VIP  Contrafund® Portfolio (Initial Class)
(Sub-Account Inception: 5/1/95)

(16.24%)

1.44%

  Fidelity® VIP Equity-Income Portfolio (Initial Class)
(Sub-Account Inception: 1/6/94)

(23.78%)

(2.02%)

  Fidelity® VIP Growth Portfolio (Initial Class)
(Sub-Account Inception: 1/6/94)

(36.84%)

(2.70%)

  Fidelity® VIP High Income Portfolio (Initial Class)
(Sub-Account Inception: 1/6/94)

(3.55%)

(8.55%)

  Fidelity® VIP Index 500 Portfolio (Initial Class)
(Sub-Account Inception: 1/6/94)

(29.04%)

(3.20%)

  Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
(Sub-Account Inception: 1/6/94)

3.30%

5.25%

  Fidelity® VIP Money Market Portfolio (Initial Class)
(Sub-Account Inception: 6/27/88)

(5.29%)

2.31%

  ING VP Growth Opportunities Portfolio (Class R)
(Sub-Account Inception: 5/1/00)

(38.29%)

  ING VP Growth + Value Portfolio (Class R)
(Sub-Account Inception: 1/3/95)

(44.01%)

(4.30%)

  ING VP High Yield Bond Portfolio (Class R)
(Sub-Account Inception: 8/8/97)

(8.10%)

(5.47%)

  ING VP International Value Portfolio (Class R)
(Sub-Account Inception: 8/8/97)

(22.22%)

4.02%

  ING VP MagnaCap Portfolio (Class R)
(Sub-Account Inception: 5/1/00)

(29.55%)

  ING VP MidCap Opportunities Portfolio (Class R)
(Sub-Account Inception: 5/1/00)

(32.63%)

  ING VP Research Enhanced Index Portfolio (Class R)*
(Sub-Account Inception: 1/3/95)

(28.88%)

(10.91%)

  ING VP SmallCap Opportunities Portfolio (Class R)*
(Sub-Account Inception: 1/3/95)

(50.22%)

0.41%

  Janus Aspen Growth Portfolio (Institutional Shares)
(Sub-Account Inception: 8/8/97)

(33.27%)

(3.96%)

  Janus Aspen International Growth Portfolio (Institutional Shares)
(Sub-Account Inception: 8/8/97)

(32.35%)

(1.81%)

  Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
(Sub-Account Inception: 8/8/97)

(34.68%)

(4.47%)

  Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
(Sub-Account Inception: 8/8/97)

(32.27%)

(1.67%)

  Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio
(Sub-Account Inception: 8/8/97)

(1.67%)

3.08%

  Neuberger Berman Advisers Management Trust Partners Portfolio
(Sub-Account Inception: 8/8/97)

(30.92%)

(6.08%)

  Neuberger Berman Advisers Management Trust Socially Responsive Portfolio
(Sub-Account Inception: 4/30/99)

(21.60%)


5

SUB-ACCOUNT

  FOR THE 1-YEAR
PERIOD ENDED 12/31/02

  FOR THE 5-YEAR
PERIOD ENDED 12/31/02

  OpCap Equity Portfolio**
(Sub-Account Inception: 8/8/97)

(28.21%)

(4.00%)

  OpCap Global Equity Portfolio
(Sub-Account Inception: 8/8/97)

(24.24%)

(0.98%)

  OpCap Managed Portfolio**
(Sub-Account Inception: 8/8/97)

(23.72%)

(2.84%)

  OpCap SmallCap Portfolio**
Sub-Account Inception: 8/8/97)

(28.43%)

(0.51%)

  Putnam VT Growth and Income Fund (Class IA Shares)
(Sub-Account Inception: 1/6/94)

(25.61%)

(3.04%)

  Putnam VT New Opportunities Fund (Class IA Shares)
(Sub-Account Inception: 5/1/95)

(37.02%)

(7.83%)

  Putnam VT Voyager Fund (Class IA Shares)
(Sub-Account Inception: 1/6/94)

(33.10%)

(3.55%)

SUB-ACCOUNT

FOR THE 10-YEAR
PERIOD ENDED 12/31/02

  FOR THE PERIOD FROM DATE OF INCEPTION OF SUB-ACCOUNT TO 12/31/02

  AIM V.I. Dent Demographic Trends Fund (Series I Shares)
(Sub-Account Inception: 5/1/00)

(36.34%)

  Alger American Growth Portfolio (Class O Shares)
(Sub-Account Inception: 8/8/97)

(2.61%)

  Alger American Leveraged AllCap Portfolio (Class O Shares)
(Sub-Account Inception: 5/1/00)

(32.28%)

  Alger American MidCap Growth Portfolio (Class O Shares)
(Sub-Account Inception: 8/8/97)

1.44%

  Alger American Small Capitalization Portfolio (Class O Shares)
(Sub-Account Inception: 8/8/97)

(10.71%)

  Fidelity® VIP Contrafund® Portfolio (Initial Class)
(Sub-Account Inception: 5/1/95)

9.16%

  Fidelity® VIP Equity-Income Portfolio (Initial Class)
(Sub-Account Inception: 1/6/94)

8.09%

  Fidelity® VIP Growth Portfolio (Initial Class)
(Sub-Account Inception: 1/6/94)

6.76%

  Fidelity® VIP High Income Portfolio (Initial Class)
(Sub-Account Inception: 1/6/94)

1.86%

  Fidelity® VIP Index 500 Portfolio (Initial Class)
(Sub-Account Inception: 1/6/94)

7.28%

  Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
(Sub-Account Inception: 1/6/94)

5.63%

  Fidelity® VIP Money Market Portfolio (Initial Class)
(Sub-Account Inception: 6/27/88)

3.08%

  ING VP Growth Opportunities Portfolio (Class R)
(Sub-Account Inception: 5/1/00)

(35.42%)

  ING VP Growth + Value Portfolio (Class R)
(Sub-Account Inception: 1/3/95)

4.47%

  ING VP High Yield Bond Portfolio (Class R)
(Sub-Account Inception: 8/8/97)

(4.77%)

  ING VP International Value Portfolio (Class R)
(Sub-Account Inception: 8/8/97)

3.85%

6

SUB-ACCOUNT

FOR THE 10-YEAR
PERIOD ENDED 12/31/02

  FOR THE PERIOD FROM DATE OF INCEPTION OF SUB-ACCOUNT TO 12/31/02

  ING VP MagnaCap Portfolio (Class R)
(Sub-Account Inception: 5/1/00)

(16.05%)

  ING VP MidCap Opportunities Portfolio (Class R)
(Sub-Account Inception: 5/1/00)

(30.17%)

  ING VP Research Enhanced Index Portfolio (Class R)*
(Sub-Account Inception: 1/3/95)

(2.75%)

  ING VP SmallCap Opportunities Portfolio (Class R)*
(Sub-Account Inception: 1/3/95)

6.20%

  Janus Aspen Growth Portfolio (Institutional Shares)
(Sub-Account Inception: 8/8/97)

(3.44%)

  Janus Aspen International Growth Portfolio (Institutional Shares)
(Sub-Account Inception: 8/8/97)

(2.52%)

  Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
(Sub-Account Inception: 8/8/97)

(2.54%)

  Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
(Sub-Account Inception: 8/8/97)

(1.98%)

  Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio
(Sub-Account Inception: 8/8/97)

3.23%

  Neuberger Berman Advisers Management Trust Partners Portfolio
(Sub-Account Inception: 8/8/97)

(5.16%)

  Neuberger Berman Advisers Management Trust Socially Responsive Portfolio
(Sub-Account Inception: 4/30/99)

(6.70%)

  OpCap Equity Portfolio**
(Sub-Account Inception: 8/8/97)

(2.56%)

  OpCap Global Equity Portfolio
(Sub-Account Inception: 8/8/97)

(1.98%)

  OpCap Managed Portfolio**
(Sub-Account Inception: 8/8/97)

(2.50%)

  OpCap SmallCap Portfolio**
Sub-Account Inception: 8/8/97)

(0.11%)

  Putnam VT Growth and Income Fund (Class IA Shares)
(Sub-Account Inception: 1/6/94)

6.36%

  Putnam VT New Opportunities Fund (Class IA Shares)
(Sub-Account Inception: 5/1/95)

2.77%

  Putnam VT Voyager Fund (Class IA Shares)
(Sub-Account Inception: 1/6/94)

5.91%

7

  Non-Standardized Returns Including Period Prior to Date Sub-Accounts Commenced Operations

SUB-ACCOUNT

  FOR THE 1-YEAR
PERIOD ENDED 12/31/02

  FOR THE 5-YEAR
PERIOD ENDED 12/31/02

  AIM V.I. Dent Demographic Trends Fund (Series I Shares)
(Portfolio Inception: 12/29/99)

(33.32%)

  Alger American Growth Portfolio (Class O Shares)
(Portfolio Inception: 1/9/89)

(34.10%)

(1.61%)

  Alger American Leveraged AllCap Portfolio (Class O Shares)
(Portfolio Inception: 1/25/95)

(35.00%)

1.65%

  Alger American MidCap Growth Portfolio (Class O Shares)
(Portfolio Inception: 5/3/93)

(30.69%)

2.70%

  Alger American Small Capitalization Portfolio (Class O Shares)
(Portfolio Inception: 9/21/88)

(27.42%)

(10.34%)

  Fidelity® VIP Contrafund® Portfolio (Initial Class)
(Portfolio Inception: 1/3/95)

(10.78%)

2.10%

  Fidelity® VIP Equity-Income Portfolio (Initial Class)
(Portfolio Inception: 10/9/86)

(18.27%)

(1.25%)

  Fidelity® VIP Growth Portfolio (Initial Class)
(Portfolio Inception: 10/9/86)

(31.25%)

(1.91%)

  Fidelity® VIP High Income Portfolio (Initial Class)
(Portfolio Inception: 9/19/85)

1.84%

(7.51%)

  Fidelity® VIP Index 500 Portfolio (Initial Class)
(Portfolio Inception: 8/27/92)

(23.50%)

(2.39%)

  Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
(Portfolio Inception: 12/5/88)

8.64%

5.81%

  Fidelity® VIP Money Market Portfolio (Initial Class)
(Portfolio Inception: 4/1/82)

0.11%

2.94%

  ING VP Growth Opportunities Portfolio (Class R)
(Portfolio Inception: 4/30/00)

(32.69%)

  ING VP Growth + Value Portfolio (Class R)
(Portfolio Inception: 5/6/94)

(38.38%)

(3.45%)

  ING VP High Yield Bond Portfolio (Class R)
(Portfolio Inception: 5/6/94)

(2.69%)

(4.57%)

  ING VP International Value Portfolio (Class R)
(Portfolio Inception: 8/8/97)

(16.72%)

4.61%

  ING VP MagnaCap Portfolio (Class R)
(Portfolio Inception: 4/30/00)

(24.00%)

  ING VP MidCap Opportunities Portfolio (Class R)
(Portfolio Inception: 4/30/00)

(27.07%)

  ING VP Research Enhanced Index Portfolio (Class R)*
(Portfolio Inception: 5/6/94)

(23.34%)

(9.75%)

  ING VP SmallCap Opportunities Portfolio (Class R)*
(Portfolio Inception: 5/6/94)

(44.55%)

1.10%

  Janus Aspen Growth Portfolio (Institutional Shares)
(Portfolio Inception: 9/13/93)

(27.70%)

(3.12%)

  Janus Aspen International Growth Portfolio (Institutional Shares)
(Portfolio Inception: 5/2/94)

(26.79%)

(1.05%)

  Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
(Sub-Account Inception: 8/8/97)

(29.11%)

(3.61%)

  Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
(Portfolio Inception: 9/13/93)

(26.71%)

(0.91%)

  Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio
(Portfolio Inception: 9/10/84)

3.71%

3.69%

  Neuberger Berman Advisers Management Trust Partners Portfolio
(Portfolio Inception: 3/22/94)

(25.37%)

(5.15%)

8

SUB-ACCOUNT

  FOR THE 1-YEAR
PERIOD ENDED 12/31/02

  FOR THE 5-YEAR
PERIOD ENDED 12/31/02

  Neuberger Berman Advisers Management Trust Socially Responsive Portfolio
((Portfolio Inception: 2/18/99)

(16.11%)

  OpCap Equity Portfolio**
(Portfolio Inception: 8/1/88)

(22.68%)

(3.16%)

  OpCap Global Equity Portfolio
(Portfolio Inception: 3/1/95)

(18.73%)

(0.25%)

  OpCap Managed Portfolio**
(Portfolio Inception: 8/1/88)

(18.21%)

(2.05%)

  OpCap SmallCap Portfolio**
(Portfolio Inception: 8/1/88)

(22.90%)

0.21%

  Putnam VT Growth and Income Fund (Class IA Shares)
(Portfolio Inception: 2/1/88)

(20.09%)

(2.24%)

  Putnam VT New Opportunities Fund (Class IA Shares)
(Portfolio Inception: 5/2/94)

(31.44%)

(6.83%)

  Putnam VT Voyager Fund (Class IA Shares)
(Portfolio Inception: 2/1/88)

(27.53%)

(2.73%)

SUB-ACCOUNT

  FOR THE 10-YEAR
PERIOD ENDED 12/31/02

  FOR THE PERIOD FROM DATE OF INCEPTION OF FUND TO 12/31/02

  AIM V.I. Dent Demographic Trends Fund (Series I Shares)
(Portfolio Inception: 12/29/99)

(28.77%)

  Alger American Growth Portfolio (Class O Shares)
(Portfolio Inception: 1/9/89)

7.50%

  Alger American Leveraged AllCap Portfolio (Class O Shares)
(Portfolio Inception: 1/25/95)

11.82%

  Alger American MidCap Growth Portfolio (Class O Shares)
(Portfolio Inception: 5/3/93)

10.82%

  Alger American Small Capitalization Portfolio (Class O Shares)
(Portfolio Inception: 9/21/88)

(0.28%)

  Fidelity® VIP Contrafund® Portfolio (Initial Class)
(Portfolio Inception: 1/3/95)

10.55%

  Fidelity® VIP Equity-Income Portfolio (Initial Class)
(Portfolio Inception: 10/9/86)

8.09%

  Fidelity® VIP Growth Portfolio (Initial Class)
(Portfolio Inception: 10/9/86)

6.76%

  Fidelity® VIP High Income Portfolio (Initial Class)
(Portfolio Inception: 9/19/85)

1.86%

  Fidelity® VIP Index 500 Portfolio (Initial Class)
(Portfolio Inception: 8/27/92)

7.36%

  Fidelity® VIP Investment Grade Bond Portfolio (Initial Class)
(Portfolio Inception: 12/5/88)

5.63%

  Fidelity® VIP Money Market Portfolio (Initial Class)
(Portfolio Inception: 4/1/82)

3.08%

  ING VP Growth Opportunities Portfolio (Class R)
(Portfolio Inception: 4/30/00)

(31.83%)

  ING VP Growth + Value Portfolio (Class R)
(Portfolio Inception: 5/6/94)

4.33%

  ING VP High Yield Bond Portfolio (Class R)
(Portfolio Inception: 5/6/94)

1.48%

  ING VP International Value Portfolio (Class R)
(Portfolio Inception: 8/8/97)

4.39%

  ING VP MagnaCap Portfolio (Class R)
(Portfolio Inception: 4/30/00)

(13.77%)

9

SUB-ACCOUNT

  FOR THE 10-YEAR
PERIOD ENDED 12/31/02

  FOR THE PERIOD FROM DATE OF INCEPTION OF FUND TO 12/31/02

  ING VP MidCap Opportunities Portfolio (Class R)
(Portfolio Inception: 4/30/00)

(27.02%)

  ING VP Research Enhanced Index Portfolio (Class R)*
(Portfolio Inception: 5/6/94)

(2.49%)

  ING VP SmallCap Opportunities Portfolio (Class R)*
(Portfolio Inception: 5/6/94)

5.77%

  Janus Aspen Growth Portfolio (Institutional Shares)
(Portfolio Inception: 9/13/93)

5.24%

  Janus Aspen International Growth Portfolio (Institutional Shares)
(Portfolio Inception: 5/2/94)

6.41%

  Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)
(Sub-Account Inception: 8/8/97)

5.59%

  Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
(Portfolio Inception: 9/13/93)

8.69%

  Neuberger Berman Advisers Management Trust Limited Maturity Bond Portfolio
(Portfolio Inception: 9/10/84)

3.84%

  Neuberger Berman Advisers Management Trust Partners Portfolio
(Portfolio Inception: 3/22/94)

5.82%

  Neuberger Berman Advisers Management Trust Socially Responsive Portfolio
((Portfolio Inception: 2/18/99)

(4.99%)

  OpCap Equity Portfolio**
(Portfolio Inception: 8/1/88)

6.71%

  OpCap Global Equity Portfolio
(Portfolio Inception: 3/1/95)

5.07%

  OpCap Managed Portfolio**
(Portfolio Inception: 8/1/88)

7.53%

  OpCap SmallCap Portfolio**
(Portfolio Inception: 8/1/88)

6.35%

  Putnam VT Growth and Income Fund (Class IA Shares)
(Portfolio Inception: 2/1/88)

6.97%

  Putnam VT New Opportunities Fund (Class IA Shares)
(Portfolio Inception: 5/2/94)

4.03%

  Putnam VT Voyager Fund (Class IA Shares)
(Portfolio Inception: 2/1/88)

6.87%


  *

  The ING VP Trust SmallCap Opportunities Portfolio (formerly the Northstar Galaxy Trust Income and Growth Portfolio) operated under an investment objective of seeking income balanced with capital appreciation from inception through November 8, 1998, when the investment objective was modified to seeking long-term capital appreciation. The ING VP Trust Research Enhanced Index Portfolio (formerly the Northstar Galaxy Trust Multi-Sector Bond Portfolio) operated under an investment objective of seeking current income while preserving capital through April 29, 1999, when the investment objective was modified to seeking long-term capital appreciation.

  **

  On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OpCap Accumulation Trust (the "Trust") at which time the Trust commenced operations. The total net assets for the Equity, Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the Old Trust and for the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively with respect to the Trust. For the period prior to September 14, 1994, the performance figures for each of the Equity, Managed, and Small Cap Portfolios reflect the performance of the corresponding Portfolios of the Old Trust.

10

  The Funds have provided the total return information, including the Fund total return information used to calculate the total returns of the Sub-Accounts for periods prior to the inception of the Sub-Accounts. The AIM Variable Insurance Funds, The Alger American Fund, Fidelity® Variable Insurance Products Fund, Janus Aspen Series, Neuberger Berman Advisers Management Trust, OCC Accumulation Trust, and Putnam Variable Products Trust are not affiliated with ReliaStar Life.

  ReliaStar Life may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

  CTR = ERV/P - 1

  Where:

  CTR =

  the Cumulative Total Return net of Sub-Account recurring charges for the period.

  ERV =

  the ending redeemable value of the hypothetical investment at the end of the period.

  P =

  a hypothetical single payment of $1,000.

  Effect of the Annual Contract Charge on Performance Data. The contract provides for a $30 annual contract charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Account based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the annual contract charge in yield and total return quotations, the annual charge is converted into an annual charge per $1,000 invested based on the annual contract charges collected from the average total assets of the Variable Account and Fixed Account during the calendar year ending December 31, 2002.

  Comparative Advertising. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

  Lipper's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

11

  FINANCIAL STATEMENTS

  This Statement of Additional Information includes audited financial statements for ReliaStar Select Variable Account as of and for the year ended December 31, 2002. Although the financial statements are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in ReliaStar Select Variable Account.

  ReliaStar Life's statutory-basis financial statements, which are included in this Statement of Additional Information, should be considered only as bearing on ReliaStar Life's ability to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in ReliaStar Select Variable Account.

  Financial statements for ReliaStar Select Variable Account as of and for the year ended December 31, 2002 have been prepared on the basis of accounting principles generally accepted in the United States. The statutory-basis financial statements for ReliaStar Life as of December 31, 2002 and 2001 and for the years then ended have been prepared on the basis of statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce Division of Insurance.

12

ReliaStar Select Variable Account

Financial Statements

Year ended December 31, 2002

Contents

Report of Independent Auditors

S-2

Audited Financial Statements

Statement of Assets and Liabilities

S-4

Statement of Operations

S-12

Statements of Changes in Net Assets

S-16

Notes to Financial Statements

S-24

S-1

Report of Independent Auditors

The Board of Directors and Participants

ReliaStar Life Insurance Company

  We have audited the accompanying statement of assets and liabilities of ReliaStar Select Variable Account (the "Account") (comprised of the AIM V.I. Dent Demographic Trends, Alger American Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization, Fidelity® VIP Equity-Income, Fidelity® VIP Growth, Fidelity® VIP High Income, Fidelity® VIP Money Market, Fidelity® VIP Overseas, Fidelity® VIP II Asset ManagerSM, Fidelity® VIP II Contrafund®, Fidelity® VIP II Index 500, Fidelity® VIP II Investment Grade Bond, ING VP Growth Opportunities, ING VP Growth + Value, ING VP High Yield Bond, ING VP International Value, ING VP MagnaCap, ING VP MidCap Opportunities, ING VP Research Enhanced Index, ING VP SmallCap Opportunities, Janus Aspen Aggressive Growth, Janus Aspen Growth, Janus Aspen International Growth, Janus Aspen Worldwide Growth, Neuberger Berman AMT Limited Maturity Bond, Neuberger Berman AMT Partners, Neuberger Berman AMT Socially Responsive, OCC Accumulation Trust Equity, OCC Accumulation Trust Global Equity, OCC Accumulation Trust Managed, OCC Accumulation Trust Small Cap, Putnam VT Diversified Income, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT Utilities Growth and Income and Putnam VT Voyager Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

S-2

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ReliaStar Select Variable Account at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 14, 2003

S-3

ReliaStar Select Variable Account

Statement of Assets and Liabilities

December 31, 2002

(Dollars in thousands, except for unit data)

AIM V.I. Dent Demographic Trends

Alger American Growth

Alger American Leveraged AllCap

Alger American MidCap Growth

Assets

 Investments in mutual funds at fair value

$642

$19,876

$709

$10,412

Total assets

642

19,876

709

10,412

Liabilities

 Due to (from) ReliaStar Life Insurance Company

-

-

-

-

Total liabilities

-

-

-

-

Net assets

$642

$19,876

$709

$10,412

Accumulation units outstanding:

 Select*Annuity II

-

130,638.866

-

77,107.110

 Select*Annuity III

183,285.638

2,047,738.022

175,371.321

847,283.930

Value per accumulation unit:

 Select*Annuity II

-

$9.16

-

$11.31

 Select*Annuity III

$3.50

$9.12

$4.04

$11.26

Total number of mutual fund shares

169,352

806,976

33,990

836,344

Total cost of mutual fund shares

$1,390

$41,491

$1,050

$15,234

See accompanying notes.

S-4

ReliaStar Select Variable Account

Statement of Assets and Liabilities

December 31, 2002

(Dollars in thousands, except for unit data)

Alger American Small Capitalization

Fidelity® VIP Equity-Income

Fidelity® VIP Growth

Fidelity® VIP High Income

Fidelity® VIP Money Market

Fidelity® VIP Overseas

 Fidelity® VIP
II Asset ManagerSM

$2,803

$68,388

$63,460

$15,015

$51,516

$6,739

$20,145

2,803

68,388

63,460

15,015

51,516

6,739

20,145

-

-

9

-

1

-

1

-

-

9

-

1

-

1

$2,803

$68,388

$63,451

$15,015

$51,515

$6,739

$20,144

20,973.737

806,010.913

846,838.338

210,666.049

452,984.437

214,000.859

514,129.646

457,254.875

2,122,243.870

1,967,977.641

1,079,566.851

3,205,956.988

328,082.002

667,083.568

$5.89

$35.06

$35.72

$18.95

$17.87

$16.05

$20.59

$5.86

$18.90

$16.61

$10.21

$13.53

$10.07

$14.30

229,574

3,765,877

2,707,324

2,532,122

51,515,547

613,719

1,580,029

$3,655

$81,527

$103,636

$14,496

$51,515

$12,262

$25,772

S-5

ReliaStar Select Variable Account

Statement of Assets and Liabilities (continued)

December 31, 2002

(Dollars in thousands, except for unit data)

Fidelity® VIP II Contrafund®

Fidelity® VIP II Index 500

Fidelity® VIP II Investment Grade Bond

ING VP Growth Opportunities

Assets

 Investments in mutual funds at fair value

$41,094

$46,609

$31,723

$552

Total assets

41,094

46,609

31,723

552

Liabilities

 Due to (from) ReliaStar Life Insurance Company

-

-

-

-

Total liabilities

-

-

-

-

Net assets

$41,094

$46,609

$31,723

$552

Accumulation units outstanding:

 Select*Annuity II

106,322.433

236,681.547

200,832.326

-

 Select*Annuity III

2,009,345.313

2,189,680.799

1,718,650.745

152,403.530

Value per accumulation unit:

 Select*Annuity II

$11.56

$20.46

$20.61

-

 Select*Annuity III

$19.84

$19.07

$16.05

$3.62

Total number of mutual fund shares

2,270,388

466,467

2,315,584

147,137

Total cost of mutual fund shares

$49,507

$66,051

$28,972

$1,074

See accompanying notes.

S-6

ReliaStar Select Variable Account

Statement of Assets and Liabilities (continued)

December 31, 2002

(Dollars in thousands, except for unit data)

ING VP Growth + Value

ING VP High Yield Bond

ING VP International Value

ING VP MagnaCap

ING VP MidCap Opportunities

ING VP Research Enhanced Index

ING VP SmallCap Opportunities

$10,413

$2,080

$5,762

$510

$340

$1,855

$10,700

10,413

2,080

5,762

510

340

1,855

10,700

-

-

-

-

-

-

1

-

-

-

-

-

-

1

$10,413

$2,080

$5,762

$510

$340

$1,855

$10,699

77,206.357

18,481.882

45,873.008

-

-

2,344.085

46,958.736

677,884.569

237,292.941

406,617.573

75,258.486

78,225.712

226,300.896

620,846.551

$8.62

$8.17

$12.78

-

-

$6.09

$11.09

$14.38

$8.13

$12.73

$6.77

$4.34

$8.12

$16.39

1,054,996

734,520

670,017

74,723

75,470

630,825

1,004,730

$28,903

$2,141

$5,695

$669

$465

$2,970

$28,638

S-7

ReliaStar Select Variable Account

Statement of Assets and Liabilities (continued)

December 31, 2002

(Dollars in thousands, except for unit data)

Janus Aspen Aggressive Growth

Janus Aspen Growth

Janus Aspen International Growth

Janus Aspen Worldwide Growth

Assets

 Investments in mutual funds at fair value

$11,580

$11,794

$8,873

$28,062

Total assets

11,580

11,794

8,873

28,062

Liabilities

 Due to (from) ReliaStar Life Insurance Company

-

-

-

-

Total liabilities

-

-

-

-

Net assets

$11,580

$11,794

$8,873

$28,062

Accumulation units outstanding:

 Select*Annuity II

129,337.715

115,805.865

83,894.021

273,578.843

 Select*Annuity III

1,135,615.937

1,236,128.606

884,353.230

2,700,640.405

Value per accumulation unit:

 Select*Annuity II

$9.19

$8.76

$9.20

$9.47

 Select*Annuity III

$9.15

$8.72

$9.16

$9.43

Total number of mutual fund shares

731,060

807,271

512,909

1,333,108

Total cost of mutual fund shares

$31,773

$21,826

$9,076

$37,102

See accompanying notes.

S-8

ReliaStar Select Variable Account

Statement of Assets and Liabilities (continued)

December 31, 2002

(Dollars in thousands, except for unit data)

Neuberger Berman AMT Limited Maturity Bond

Neuberger Berman AMT Partners

Neuberger Berman AMT Socially Responsive

OCC Accumulation Trust Equity

OCC Accumulation Trust Global Equity

OCC Accumulation Trust Managed

OCC Accumulation Trust Small Cap

$12,911

$5,819

$399

$2,995

$595

$9,641

$7,911

12,911

5,819

399

2,995

595

9,641

7,911

-

-

-

-

-

-

-

-

-

-

-

-

-

-

$12,911

$5,819

$399

$2,995

$595

$9,641

$7,911

38,243.591

44,454.055

-

13,352.148

3,051.253

157,820.416

47,694.292

1,008,392.766

686,471.199

48,267.140

314,200.660

60,085.276

892,469.396

712,747.351

$12.39

$7.99

-

$9.19

$9.47

$9.22

$10.44

$12.33

$7.96

$8.26

$9.14

$9.43

$9.17

$10.40

956,376

510,419

43,409

116,871

55,329

294,214

367,601

$12,577

$8,530

$458

$3,978

$779

$11,934

$10,233

S-9

ReliaStar Select Variable Account

Statement of Assets and Liabilities (continued)

December 31, 2002

(Dollars in thousands, except for unit data)

Putnam VT Diversified Income

Putnam VT Growth and Income

Putnam VT International Growth

Putnam VT New Opportunities

Assets

 Investments in mutual funds at fair value

$3,754

$29,189

$681

$17,596

Total assets

3,754

29,189

681

17,596

Liabilities

 Due to (from) ReliaStar Life Insurance Company

-

-

-

-

Total liabilities

-

-

-

-

Net assets

$3,754

$29,189

$681

$17,596

Accumulation units outstanding:

 Select*Annuity II

8,314.119

145,641.423

-

-

 Select*Annuity III

280,249.400

1,501,640.007

105,729.773

1,407,719.906

Value per accumulation unit:

 Select*Annuity II

$13.67

$18.24

-

-

 Select*Annuity III

$12.99

$17.66

$6.44

$12.50

Total number of mutual fund shares

439,096

1,556,731

67,091

1,514,257

Total cost of mutual fund shares

$4,387

$38,837

$558

$41,422

See accompanying notes.

S-10

ReliaStar Select Variable Account

Statement of Assets and Liabilities (continued)

December 31, 2002

(Dollars in thousands, except for unit data)

Putnam VT Utilities Growth and Income

Putnam VT Voyager

$3,065

$41,463

3,065

41,463

-

-

-

-

$3,065

$41,463

7,703.058

285,978.443

231,271.047

2,136,721.951

$13.47

$17.85

$12.77

$17.01

320,292

1,974,441

$5,265

$86,390

S-11

ReliaStar Select Variable Account

Statement of Operations

For the year ended December 31, 2002

(Dollars in thousands)

AIM V.I. Dent Demographic Trends

Alger American Growth

Alger American Leveraged AllCap

Alger American MidCap Growth

Net investment income (loss)

Income:

 Dividends

$ -

$12

$ -

$ -

Total investment income

-

12

-

-

Expenses:

 Mortality and expense risk and other charges

15

398

13

170

Total expenses

15

398

13

170

Net investment income (loss)

(15)

(386)

(13)

(170)

Realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments

(519)

(6,357)

(96)

(982)

Capital gains distributions

-

-

-

-

Total realized gain (loss) on investments and capital gains distributions

(519)

(6,357)

(96)

(982)

Net unrealized appreciation (depreciation) of investments

87

(5,566)

(301)

(3,411)

Net increase (decrease) in net assets resulting from operations

$(447)

$(12,309)

$(410)

$(4,563)

Fidelity® VIP II Contrafund®

Fidelity® VIP II Index 500

Fidelity® VIP II Investment Grade Bond

ING VP Growth Opportunities

Net investment income (loss)

Income:

 Dividends

$454

$897

$1,049

$ -

Total investment income

454

897

1,049

-

Expenses:

 Mortality and expense risk and other charges

698

854

385

11

Total expenses

698

854

385

11

Net investment income (loss)

(244)

43

664

(11)

Realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments

(6,598)

(5,618)

373

(442)

Capital gains distributions

-

-

-

-

Total realized gain (loss) on investments and capital gains distributions

(6,598)

(5,618)

373

(442)

Net unrealized appreciation (depreciation) of investments

1,223

(11,703)

1,383

122

Net increase (decrease) in net assets resulting from operations

$(5,619)

$(17,278)

$2,420

$(331)

See accompanying notes.

S-12

ReliaStar Select Variable Account

Statement of Operations (continued)

For the year ended December 31, 2002

(Dollars in thousands)

Alger American Small Capitalization

Fidelity® VIP Equity-Income

Fidelity® VIP Growth

Fidelity® VIP High Income

Fidelity® VIP Money Market

Fidelity® VIP Overseas

Fidelity® VIP II Asset ManagerSM

$ -

$1,576

$238

$1,907

$780

$82

$1,056

-

1,576

238

1,907

780

82

1,056

48

1,157

1,161

219

640

124

326

48

1,157

1,161

219

640

124

326

(48)

419

(923)

1,688

140

(42)

730

(697)

(6,568)

(15,061)

(5,844)

11

(1,704)

(1,861)

-

2,145

-

-

-

-

-

(697)

(4,423)

(15,061)

(5,844)

11

(1,704)

(1,861)

(549)

(13,558)

(16,919)

4,479

-

(345)

(1,672)

$(1,294)

$(17,562)

$(32,903)

$323

$151

$(2,091)

$(2,803)

ING VP Growth + Value

ING VP High Yield Bond

ING VP International Value

ING VP MagnaCap

ING VP MidCap Opportunities

ING VP Research Enhanced Index

ING VP SmallCap Opportunities

$ -

$202

$64

$7

$ -

$32

$ -

-

202

64

7

-

32

-

218

29

89

10

6

37

228

218

29

89

10

6

37

228

(218)

173

(25)

(3)

(6)

(5)

(228)

(6,160)

(635)

(1,478)

(115)

(168)

(517)

(5,885)

-

-

-

-

-

-

-

(6,160)

(635)

(1,478)

(115)

(168)

(517)

(5,885)

(1,131)

421

403

(94)

32

(240)

(4,200)

$(7,509)

$(41)

$(1,100)

$(212)

$(142)

$(762)

$(10,313)

S-13

ReliaStar Select Variable Account

Statement of Operations (continued)

For the year ended December 31, 2002

(Dollars in thousands)

Janus Aspen Aggressive Growth

Janus Aspen Growth

Janus Aspen International Growth

Janus Aspen Worldwide Growth

Net investment income (loss)

Income:

 Dividends

$ -

$ -

$93

$330

Total investment income

-

-

93

330

Expenses:

 Mortality and expense risk and other charges

218

254

174

555

Total expenses

218

254

174

555

Net investment income (loss)

(218)

(254)

(81)

(225)

Realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments

(8,267)

(9,070)

(917)

(8,605)

Capital gains distributions

-

-

-

-

Total realized gain (loss) on investments and capital gains distributions

(8,267)

(9,070)

(917)

(8,605)

Net unrealized appreciation (depreciation) of investments

2,427

3,224

(525)

(3,948)

Net increase (decrease) in net assets resulting from operations

$(6,058)

$(6,100)

$(1,523)

$(12,778)

Putnam VT Diversified Income

Putnam VT Growth and Income

Putnam VT International Growth

Putnam VT New Opportunities

Net investment income (loss)

Income:

 Dividends

$416

$707

$11

$ -

Total investment income

416

707

11

-

Expenses:

 Mortality and expense risk and other charges

61

524

12

349

Total expenses

61

524

12

349

Net investment income (loss)

355

183

(1)

(349)

Realized and unrealized gain (loss) on investments

Net realized gain (loss) on investments

(349)

(3,255)

(21)

(9,471)

Capital gains distributions

-

235

-

-

Total realized gain (loss) on investments and capital gains distributions

(349)

(3,020)

(21)

(9,471)

Net unrealized appreciation (depreciation) of investments

179

(5,809)

750

(215)

Net increase (decrease) in net assets resulting from operations

$185

$(8,646)

$728

$(10,035)

See accompanying notes.

S-14

ReliaStar Select Variable Account

Statement of Operations (continued)

For the year ended December 31, 2002

(Dollars in thousands)

Neuberger Berman AMT Limited Maturity Bond

Neuberger Berman AMT Partners

Neuberger Berman AMT Socially Responsive

OCC Accumulation Trust Equity

OCC Accumulation Trust Global Equity

OCC Accumulation Trust Managed

OCC Accumulation Trust Small Cap

$612

$42

$ -

$39

$4

$226

$7

612

42

-

39

4

226

7

174

106

7

55

11

158

137

174

106

7

55

11

158

137

438

(64)

(7)

(16)

(7)

68

(130)

71

(689)

(54)

(318)

(91)

(456)

(599)

-

-

-

35

-

-

1,444

71

(689)

(54)

(283)

(91)

(456)

845

(38)

(1,536)

(46)

(743)

(68)

(1,943)

(3,476)

$471

$(2,289)

$(107)

$(1,042)

$(166)

$(2,331)

$(2,761)

Putnam VT Utilities Growth and Income

Putnam VT Voyager

$166

$547

166

547

58

806

58

806

108

(259)

(851)

(15,900)

-

-

(851)

(15,900)

(582)

(3,262)

$(1,325)

$(19,421)

S-15

ReliaStar Select Variable Account

Statements of Changes in Net Assets

For the years ended December 31, 2002 and 2001

(Dollars in thousands)

AIM V.I. Dent Demographic Trends

Alger American Growth

Alger American Leveraged AllCap

Alger American MidCap Growth

Net assets at January 1, 2001

$2,121

$50,680

$887

$17,050

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(23)

(505)

(14)

(204)

Net realized gain (loss) on investments and capital gains distributions

(434)

(3,717)

(289)

(1,652)

Net unrealized appreciation (depreciation) of investments

(307)

(2,446)

179

415

Net increase (decrease) in net assets resulting from operations

(764)

(6,668)

(124)

(1,441)

Changes from principal transactions:

Net premium payments

400

2,029

86

926

Surrenders

(188)

(5,186)

(111)

(1,396)

Transfers between Divisions (including fixed account), net

(108)

(1,701)

369

(600)

Annuity payments

-

(2)

-

-

Death benefits

(40)

(197)

-

(205)

Administrative charges

(1)

(28)

(1)

(9)

Transfers from (to) required reserves

-

1

-

-

Increase (decrease) in assets derived from principal transactions

63

(5,084)

343

(1,284)

Total increase (decrease)

(701)

(11,752)

219

(2,725)

Net assets at December 31, 2001

1,420

38,928

1,106

14,325

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(15)

(386)

(13)

(170)

Net realized gain (loss) on investments and capital gains distributions

(519)

(6,357)

(96)

(982)

Net unrealized appreciation (depreciation) of investments

87

(5,566)

(301)

(3,411)

Net increase (decrease) in net assets resulting from operations

(447)

(12,309)

(410)

(4,563)

Changes from principal transactions:

Net premium payments

40

758

22

199

Surrenders

(108)

(4,464)

(99)

(1,647)

Transfers between Divisions (including fixed account), net

(259)

(2,657)

96

2,147

Annuity payments

-

(2)

-

-

Death benefits

(3)

(352)

(5)

(40)

Administrative charges

(1)

(25)

(1)

(9)

Transfers from (to) required reserves

-

(1)

-

-

Increase (decrease) in assets derived from principal transactions

(331)

(6,743)

13

650

Total increase (decrease)

(778)

(19,052)

(397)

(3,913)

Net assets at December 31, 2002

$642

$19,876

$709

$10,412

See accompanying notes.

S-16

ReliaStar Select Variable Account

Statements of Changes in Net Assets

For the years ended December 31, 2002 and 2001

(Dollars in thousands)

Alger American Small Capitalization

Fidelity® VIP Equity-Income

Fidelity® VIP Growth

Fidelity® VIP High Income

Fidelity® VIP Money Market

Fidelity® VIP Overseas

Fidelity® VIP II Asset ManagerSM

$7,442

$124,312

$173,046

$25,772

$43,779

$19,479

$39,260

(70)

576

(1,737)

2,978

1,301

690

1,099

(3,499)

4,863

10,720

(10,519)

-

512

(137)

1,168

(13,322)

(40,905)

4,858

-

(5,159)

(3,080)

(2,401)

(7,883)

(31,922)

(2,683)

1,301

(3,957)

(2,118)

213

2,287

3,360

388

5,456

6

5

(516)

(16,819)

(22,055)

(3,613)

(15,370)

(3,226)

(6,218)

(146)

417

(4,414)

(1,074)

15,940

(670)

(1,002)

-

(19)

(159)

-

(9)

-

(15)

(3)

(790)

(618)

(211)

(593)

(55)

(229)

(3)

(84)

(108)

(13)

(19)

(13)

(28)

-

(12)

(41)

-

1

-

(14)

(455)

(15,020)

(24,035)

(4,523)

5,406

(3,958)

(7,501)

(2,856)

(22,903)

(55,957)

(7,206)

6,707

(7,915)

(9,619)

4,586

101,409

117,089

18,566

50,486

11,564

29,641

(48)

419

(923)

1,688

140

(42)

730

(697)

(4,423)

(15,061)

(5,844)

11

(1,704)

(1,861)

(549)

(13,558)

(16,919)

4,479

-

(345)

(1,672)

(1,294)

(17,562)

(32,903)

323

151

(2,091)

(2,803)

91

1,190

1,316

178

1,578

-

-

(481)

(14,696)

(16,379)

(2,739)

(19,087)

(2,043)

(4,706)

(88)

(1,112)

(4,708)

(1,215)

19,158

(595)

(1,693)

-

12

(104)

-

(8)

-

(12)

(7)

(774)

(704)

(86)

(713)

(87)

(279)

(4)

(81)

(89)

(13)

(40)

(10)

(25)

-

2

(67)

1

(10)

1

21

(489)

(15,459)

(20,735)

(3,874)

878

(2,734)

(6,694)

(1,783)

(33,021)

(53,638)

(3,551)

1,029

(4,825)

(9,497)

$2,803

$68,388

$63,451

$15,015

$51,515

$6,739

$20,144

S-17

ReliaStar Select Variable Account

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

(Dollars in thousands)

Fidelity® VIP II Contrafund®

Fidelity® VIP II Index 500

Fidelity® VIP II Investment Grade Bond

ING VP Growth Opportunities

Net assets at January 1, 2001

$80,531

$106,352

$21,415

$1,281

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(345)

(127)

877

(16)

Net realized gain (loss) on investments and capital gains distributions

(2,125)

1,157

(26)

(155)

Net unrealized appreciation (depreciation) of investments

(8,330)

(15,114)

706

(394)

Net increase (decrease) in net assets resulting from operations

(10,800)

(14,084)

1,557

(565)

Changes from principal transactions:

 Net premium payments

 1,439

 2,657

 938

 287

Surrenders

(8,312)

(10,449)

(3,310)

(38)

Transfers between Divisions (including fixed account), net

(4,290)

(4,573)

7,009

186

Annuity payments

-

(9)

-

-

Death benefits

(290)

(393)

(145)

(43)

Administrative charges

(44)

(63)

(11)

(1)

Transfers from (to) required reserves

-

6

-

-

Increase (decrease) in assets derived from principal transactions

(11,497)

(12,824)

4,481

391

Total increase (decrease)

(22,297)

(26,908)

6,038

(174)

Net assets at December 31, 2001

58,234

79,444

27,453

1,107

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(244)

43

664

(11)

Net realized gain (loss) on investments and capital gains distributions

(6,598)

(5,618)

373

(442)

Net unrealized appreciation (depreciation) of investments

1,223

(11,703)

1,383

122

Net increase (decrease) in net assets resulting from operations

(5,619)

(17,278)

2,420

(331)

Changes from principal transactions:

Net premium payments

571

1,074

367

13

Surrenders

(9,473)

(10,060)

(5,837)

(71)

Transfers between Divisions (including fixed account), net

(2,288)

(6,055)

7,469

(164)

Annuity payments

32

(8)

-

-

Death benefits

(318)

(452)

(136)

(1)

Administrative charges

(45)

(57)

(15)

(1)

Transfers from (to) required reserves

-

1

2

-

Increase (decrease) in assets derived from principal transactions

(11,521)

(15,557)

1,850

(224)

Total increase (decrease)

(17,140)

(32,835)

4,270

(555)

Net assets at December 31, 2002

$41,094

$46,609

$31,723

$552

See accompanying notes.

S-18

ReliaStar Select Variable Account

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

(Dollars in thousands)

ING VP Growth + Value

ING VP High Yield Bond

ING VP International Value

ING VP MagnaCap

ING VP MidCap Opportunities

ING VP Trust Research Enhanced Index

ING VP SmallCap Opportunities

$37,641

$2,482

$6,961

$607

$570

$5,070

$38,848

(369)

209

15

(1)

(8)

(36)

(392)

(1,764)

(286)

(1,482)

(46)

(139)

(289)

489

(9,719)

67

517

(58)

(92)

(319)

(11,561)

(11,852)

(10)

(950)

(105)

(239)

(644)

(11,464)

1,506

55

189

257

83

75

1,384

(3,588)

(249)

(955)

(32)

(82)

(506)

(3,463)

(1,918)

140

996

62

288

(339)

(860)

-

-

-

-

-

(3)

(12)

(107)

(36)

(17)

-

-

(28)

(69)

(18)

(1)

(4)

-

-

(2)

(16)

-

-

-

-

-

-

3

(4,125)

(91)

209

287

289

(803)

(3,033)

(15,977)

(101)

(741)

182

50

(1,447)

(14,497)

21,664

2,381

6,220

789

620

3,623

24,351

(218)

173

(25)

(3)

(6)

(5)

(228)

(6,160)

(635)

(1,478)

(115)

(168)

(517)

(5,885)

(1,131)

421

403

(94)

32

(240)

(4,200)

(7,509)

(41)

(1,100)

(212)

(142)

(762)

(10,313)

272

32

121

29

10

40

459

(2,848)

(538)

(922)

(200)

(124)

(507)

(2,796)

(1,036)

251

1,468

108

(23)

(432)

(819)

-

-

-

-

-

(2)

(7)

(115)

(4)

(19)

(4)

-

(103)

(165)

(15)

(1)

(6)

-

(1)

(2)

(13)

-

-

-

-

-

-

2

(3,742)

(260)

642

(67)

(138)

(1,006)

(3,339)

(11,251)

(301)

(458)

(279)

(280)

(1,768)

(13,652)

$10,413

$2,080

$5,762

$510

$340

$1,855

$10,699

S-19

ReliaStar Select Variable Account

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

(Dollars in thousands)

Janus Aspen Aggressive Growth

Janus Aspen Growth

Janus Aspen International Growth

Janus Aspen Worldwide Growth

Net assets at January 1, 2001

$45,687

$39,055

$19,191

$79,131

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(428)

(414)

(43)

(587)

Net realized gain (loss) on investments and capital gains distributions

(18,230)

(2,511)

(8,157)

(20,559)

Net unrealized appreciation (depreciation) of investments

505

(7,091)

4,235

2,688

Net increase (decrease) in net assets resulting from operations

(18,153)

(10,016)

(3,965)

(18,458)

Changes from principal transactions:

Net premium payments

1,995

1,544

941

3,245

Surrenders

(3,145)

(2,720)

(1,755)

(6,027)

Transfers between Divisions (including fixed account), net

(3,380)

(2,456)

(1,341)

(4,474)

Annuity payments

-

-

-

(2)

Death benefits

(119)

(116)

(10)

(327)

Administrative charges

(23)

(21)

(10)

(37)

Transfers from (to) required reserves

-

-

-

1

Increase (decrease) in assets derived from principal transactions

(4,672)

(3,769)

(2,175)

(7,621)

Total increase (decrease)

(22,825)

(13,785)

(6,140)

(26,079)

Net assets at December 31, 2001

22,862

25,270

13,051

53,052

Increase (decrease) in net assets

Operations:

Net investment income (loss)

(218)

(254)

(81)

(225)

Net realized gain (loss) on investments and capital gains distributions

(8,267)

(9,070)

(917)

(8,605)

Net unrealized appreciation (depreciation) of investments

2,427

3,224

(525)

(3,948)

Net increase (decrease) in net assets resulting from operations

(6,058)

(6,100)

(1,523)

(12,778)

Changes from principal transactions:

Net premium payments

420

512

197

995

Surrenders

(2,848)

(2,862)

(1,865)

(6,078)

Transfers between Divisions (including fixed account), net

(2,657)

(4,813)

(952)

(6,738)

Annuity payments

-

-

-

(1)

Death benefits

(121)

(196)

(16)

(356)

Administrative charges

(18)

(17)

(19)

(33)

Transfers from (to) required reserves

-

-

-

(1)

Increase (decrease) in assets derived from principal transactions

(5,224)

(7,376)

(2,655)

(12,212)

Total increase (decrease)

(11,282)

(13,476)

(4,178)

(24,990)

Net assets at December 31, 2002

$11,580

$11,794

$8,873

$28,062

See accompanying notes.

S-20

ReliaStar Select Variable Account

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

(Dollars in thousands)

Neuberger Berman AMT Limited Maturity Bond

Neuberger Berman AMT Partners

Neuberger Berman AMT Socially Responsive

OCC Accumulation Trust Equity

OCC Accumulation Trust Global Equity

OCC Accumulation Trust Managed

OCC Accumulation Trust Small Cap

$9,095

$10,996

$486

$3,759

$752

$12,236

$6,204

434

(99)

(9)

(38)

(12)

100

(50)

(57)

(223)

9

(46)

(40)

99

1,068

349

(171)

(23)

(345)

(91)

(981)

(447)

726

(493)

(23)

(429)

(143)

(782)

571

763

247

89

315

85

664

624

(1,077)

(1,000)

(12)

(408)

(51)

(1,643)

(782)

2,530

(432)

77

1,860

280

2,613

2,942

(3)

-

-

-

-

(6)

-

(46)

(128)

(1)

(20)

-

(65)

(64)

(5)

(6)

-

(2)

-

(7)

(4)

(5)

-

-

-

-

1

-

2,157

(1,319)

153

1,745

314

1,557

2,716

2,883

(1,812)

130

1,316

171

775

3,287

11,978

9,184

616

5,075

923

13,011

9,491

438

(64)

(7)

(16)

(7)

68

(130)

71

(689)

(54)

(283)

(91)

(456)

845

(38)

(1,536)

(46)

(743)

(68)

(1,943)

(3,476)

471

(2,289)

(107)

(1,042)

(166)

(2,331)

(2,761)

177

90

6

33

9

203

240

(2,321)

(1,061)

(65)

(781)

(117)

(1,641)

(1,613)

2,760

(43)

(49)

(287)

(54)

494

2,616

(3)

-

-

-

-

(5)

-

(149)

(56)

(2)

(1)

-

(87)

(56)

(6)

(6)

-

(2)

-

(7)

(6)

4

-

-

-

-

4

-

462

(1,076)

(110)

(1,038)

(162)

(1,039)

1,181

933

(3,365)

(217)

(2,080)

(328)

(3,370)

(1,580)

$12,911

$5,819

$399

$2,995

$595

$9,641

$7,911

S-21

ReliaStar Select Variable Account

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

(Dollars in thousands)

Putnam VT Diversified Income

Putnam VT Growth and Income

Putnam VT International Growth

Putnam VT New Opportunities

Net assets at January 1, 2001

$6,174

$58,813

$1,818

$61,694

Increase (decrease) in net assets

Operations:

Net investment income (loss)

359

177

(19)

(624)

Net realized gain (loss) on investments and capital gains distributions

(327)

(670)

143

10,818

Net unrealized appreciation (depreciation) of investments

109

(3,960)

(542)

(29,237)

Net increase (decrease) in net assets resulting from operations

141

(4,453)

(418)

(19,043)

Changes from principal transactions:

Net premium payments

-

1,153

-

1,565

Surrenders

(958)

(7,405)

(241)

(5,990)

Transfers between Divisions (including fixed account), net

(242)

(538)

(138)

(2,129)

Annuity payments

-

(9)

-

-

Death benefits

(71)

(324)

-

(156)

Administrative charges

(3)

(34)

(1)

(32)

Transfers from (to) required reserves

-

(1)

-

-

Increase (decrease) in assets derived from principal transactions

(1,274)

(7,158)

(380)

(6,742)

Total increase (decrease)

(1,133)

(11,611)

(798)

(25,785)

Net assets at December 31, 2001

5,041

47,202

1,020

35,909

Increase (decrease) in net assets

Operations:

Net investment income (loss)

355

183

(1)

(349)

Net realized gain (loss) on investments and capital gains distributions

(349)

(3,020)

(21)

(9,471)

Net unrealized appreciation (depreciation) of investments

179

(5,809)

750

(215)

Net increase (decrease) in net assets resulting from operations

185

(8,646)

728

(10,035)

Changes from principal transactions:

Net premium payments

-

472

(1)

359

Surrenders

(996)

(6,494)

(153)

(4,865)

Transfers between Divisions (including fixed account), net

(456)

(3,056)

(907)

(3,552)

Annuity payments

-

3

-

-

Death benefits

(17)

(264)

(5)

(194)

Administrative charges

(3)

(31)

(1)

(26)

Transfers from (to) required reserves

-

3

-

-

Increase (decrease) in assets derived from principal transactions

(1,472)

(9,367)

(1,067)

(8,278)

Total increase (decrease)

(1,287)

(18,013)

(339)

(18,313)

Net assets at December 31, 2002

$3,754

$29,189

$681

$17,596

See accompanying notes.

S-22

ReliaStar Select Variable Account

Statements of Changes in Net Assets (continued)

For the years ended December 31, 2002 and 2001

(Dollars in thousands)

Putnam VT Utilities Growth and Income

Putnam VT Voyager

$9,663

$121,877

146

(1,187)

145

20,976

(2,337)

(47,348)

(2,046)

(27,559)

1

2,443

(1,407)

(13,547)

(313)

(4,885)

(1)

(12)

(135)

(240)

(5)

(70)

(1)

6

(1,861)

(16,305)

(3,907)

(43,864)

5,756

78,013

108

(259)

(851)

(15,900)

(582)

(3,262)

(1,325)

(19,421)

-

1,138

(1,024)

(10,825)

(291)

(6,805)

(1)

(8)

(50)

(572)

(4)

(59)

4

2

(1,366)

(17,129)

(2,691)

(36,550)

$3,065

$41,463

S-23

ReliaStar Select Variable Account

Notes to Financial Statements

December 31, 2002

1.

Organization

  ReliaStar Select Variable Account (the "Account") was established by ReliaStar Life Insurance Company ("ReliaStar Life" or "the Company") to support the operations of variable annuity contracts ("Contracts"). ReliaStar Life is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

S-24

ReliaStar Select Variable Account

Notes to Financial Statements (continued)

1.

Organization (continued)

  At December 31, 2002, the Account had, under Select*Annuity II and Select*Annuity III Contracts, thirty-nine investment divisions (the "Divisions"), thirty-one of which invest in independently managed mutual funds and eight of which invest in mutual funds managed by an affiliate, ING Investments, LLC. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:

AIM Variable Insurance Fund:

Janus Aspen Series:

AIM V.I. Dent Demographic Trends Fund

Janus Aspen Aggressive Growth Series - Institutional Shares

The Alger American Fund:

Janus Aspen Growth Portfolio - Institutional Shares

Alger American Growth Portfolio

Janus Aspen International Growth Portfolio -

Alger American Leveraged AllCap Portfolio

Institutional Shares

Alger American MidCap Growth Portfolio

Janus Aspen Worldwide Growth Portfolio -

Alger American Small Capitalization Portfolio

Institutional Shares

Fidelity® Variable Insurance Products Fund:

Neuberger Berman Advisers Management Trust:

Fidelity® VIP Equity-Income Portfolio - Initial Class

Neuberger Berman AMT Limited Maturity Bond Portfolio

Fidelity® VIP Growth Portfolio - Initial Class

Neuberger Berman AMT Partners Portfolio

Fidelity® VIP High Income Portfolio - Initial Class

Neuberger Berman AMT Socially Responsive Portfolio

Fidelity® VIP Money Market Portfolio - Initial Class

OCC Accumulation Trust:

Fidelity® VIP Overseas Portfolio - Initial Class

OCC Accumulation Trust Equity Portfolio

Fidelity® Variable Insurance Products Fund II:

OCC Accumulation Trust Global Equity Portfolio

Fidelity® VIP II Asset ManagerSM Portfolio - Initial Class

OCC Accumulation Trust Managed Portfolio

Fidelity® VIP II Contrafund® Portfolio - Initial Class

OCC Accumulation Trust Small Cap Portfolio

Fidelity® VIP II Index 500 Portfolio - Initial Class

Putnam Variable Trust:

Fidelity® VIP II Investment Grade Bond Portfolio

Putnam VT Diversified Income Fund - Class IA Shares

- Initial Class

Putnam VT Growth and Income Fund - Class IA Shares

ING Variable Products Trust:

Putnam VT International Growth Fund - Class IA Shares

ING VP Growth Opportunities Portfolio - Class R

Putnam VT New Opportunities Fund - Class IA Shares

ING VP Growth + Value Portfolio

Putnam VT Utilities Growth and Income Fund -

ING VP High Yield Bond Portfolio

Class IA Shares

ING VP International Value Portfolio - Class R

Putnam VT Voyager Fund - Class IA Shares

ING VP MagnaCap Portfolio - Class R

ING VP MidCap Opportunities Portfolio - Class R

ING VP Research Enhanced Index Portfolio

ING VP SmallCap Opportunities Portfolio - Class R

S-25

ReliaStar Select Variable Account

Notes to Financial Statements (continued)

2.

Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

  The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-dividend date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Variable Annuity Reserves

  All Contracts in the Account are currently in the accumulation period. Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the Contractowners' aggregate account values invested in the Account Divisions. To the extent that benefits to be paid to the Contractowners exceed their account values, the Company will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

S-26

ReliaStar Select Variable Account

Notes to Financial Statements (continued)

2.

Significant Accounting Policies (continued)

Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ReliaStar Life.

Transfers

  Transfers from (to) required reserves on the Statements of Changes in Net Assets relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Life, Contractowner transfers between the general account and the Divisions, and other Contractowner activity, including Contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Due to (from) ReliaStar Life Insurance Company on the Statement of Assets and Liabilities.

3.

Charges and Fees

  Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ReliaStar Life expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account.

Premium Taxes

  Various states and other governmental units levy a premium tax on annuity Contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

S-27

ReliaStar Select Variable Account

Notes to Financial Statements (continued)

3.

Charges and Fees (continued)

Contract Maintenance Charges

An annual contract or certificate maintenance fee is deducted from the accumulation value of Contracts to cover ongoing administrative expenses. The charge is $30 per Contract.

Sales and Surrender Charges

  No deduction is made for a sales charge from the purchase payments made for the Contracts. However, on certain surrenders, ReliaStar Life will deduct from the Contract value a surrender charge as set forth in the Contract.

4.

Related Party Transactions

  During the year ended December 31, 2002, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment manager to the ING Variable Products Trust. The Fund's advisory agreement provided for a fee at annual rates ranging from 0.60% to 1.00% of the average net assets of each respective Fund of the Trust.

S-28

ReliaStar Select Variable Account

Notes to Financial Statements (continued)

5.

Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

Year Ended December 31

2002

2001

Purchases

Sales

Purchases

Sales

(Dollars in thousands)

AIM Variable Insurance Fund:

AIM V.I. Dent Demographic Trends

$122

$469

$556

$516

The Alger American Fund:

Alger American Growth

768

7,901

17,908

17,859

Alger American Leveraged AllCap

291

292

908

547

Alger American MidCap Growth

3,586

3,108

20,482

15,814

Alger American Small Capitalization

8,838

9,376

20,972

21,497

Fidelity® Variable Insurance Products Fund:

Fidelity® VIP Equity-Income

45,392

60,446

85,694

94,274

Fidelity® VIP Growth

8,244

29,849

18,461

33,203

Fidelity® VIP High Income

43,042

45,231

30,921

32,475

Fidelity® VIP Money Market

369,258

368,236

348,963

342,273

Fidelity® VIP Overseas

133

2,911

2,365

4,231

Fidelity® Variable Insurance Products Fund II:

Fidelity® VIP II Asset ManagerSM

1,117

7,106

2,245

8,066

Fidelity® VIP II Contrafund®

17,156

28,929

14,395

24,249

Fidelity® VIP II Index 500

2,295

17,819

5,069

18,072

Fidelity® VIP II Investment Grade Bond

9,979

7,471

10,695

5,343

ING Variable Products Trust:

ING VP Growth Opportunities

226

461

647

272

ING VP Growth + Value

818

4,781

4,159

8,597

ING VP High Yield Bond

2,002

2,034

1,130

1,064

ING VP International Value

15,350

14,734

7,022

6,595

ING VP MagnaCap

428

498

577

291

ING VP MidCap Opportunities

222

366

475

193

ING VP Research Enhanced Index

65

1,076

177

1,021

ING VP SmallCap Opportunities

1,247

4,818

3,735

7,118

Janus Aspen Series:

Janus Aspen Aggressive Growth

157

5,602

13,053

18,174

Janus Aspen Growth

4,890

12,522

7,997

12,140

Janus Aspen International Growth

249,577

252,314

66,240

68,467

Janus Aspen Worldwide Growth

17,737

30,180

67,689

75,933

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Limited Maturity Bond

7,566

6,672

4,649

2,058

Neuberger Berman AMT Partners

907

2,048

1,021

2,061

Neuberger Berman AMT Socially Responsive

171

288

5,018

4,875

S-29

ReliaStar Select Variable Account

Notes to Financial Statements (continued)

5.

Purchases and Sales of Investment Securities (continued)

Year Ended December 31,

2002

2001

Purchases

Sales

Purchases

Sales

OCC Accumulation Trust:

OCC Accumulation Trust Equity

$646

$1,700

$2,665

$935

OCC Accumulation Trust Global Equity

144

313

594

286

OCC Accumulation Trust Managed

1,999

2,976

3,992

2,341

OCC Accumulation Trust Small Cap

4,041

2,991

6,538

3,316

Putnam Variable Trust:

Putnam VT Diversified Income

423

1,540

454

1,371

Putnam VT Growth and Income

3,157

12,349

29,099

35,467

Putnam VT International Growth

12

1,080

422

422

Putnam VT New Opportunities

411

9,043

14,658

13,449

Putnam VT Utilities Growth and Income

170

1,432

695

1,987

Putnam VT Voyager

858

18,257

24,044

18,711

6.

Changes in Units

The net changes in units outstanding follow:

Year ended December 31

2002

2001

Net Increase (Decrease)

Net Increase (Decrease)

AIM Variable Insurance Fund:

AIM V.I. Dent Demographic Trends

(87,719)

(638)

The Alger American Fund:

Alger American Growth

(641,893)

(374,111)

Alger American Leveraged AllCap

(3,037)

59,897

Alger American MidCap Growth

40,724

(85,808)

Alger American Small Capitalization

(91,018)

(72,601)

Fidelity® Variable Insurance Products Fund:

Fidelity® VIP Equity-Income

(631,980)

(524,592)

Fidelity® VIP Growth

(770,219)

(750,764)

Fidelity® VIP High Income

(337,822)

(336,233)

Fidelity® VIP Money Market

41,385

394,452

Fidelity® VIP Overseas

(196,306)

(228,943)

Fidelity® Variable Insurance Products Fund II:

Fidelity® VIP II Asset ManagerSM

(395,523)

(396,443)

Fidelity® VIP II Contrafund®

(566,010)

(528,565)

Fidelity® VIP II Index 500

(743,466)

(513,925)

Fidelity® VIP II Investment Grade Bond

115,104

308,980

ING Variable Products Trust:

ING VP Growth Opportunities

(53,869)

61,743

ING VP Growth + Value

(221,912)

(184,580)

ING VP High Yield Bond

(29,697)

(9,950)

ING VP International Value

44,763

10,099

ING VP MagnaCap

(13,487)

28,489

ING VP MidCap Opportunities

(26,188)

41,069

S-30

ReliaStar Select Variable Account

Notes to Financial Statements (continued)

6.

Changes in Units (continued)

Year ended December 31

2002

2001

Net Increase (Decrease)

Net Increase (Decrease)

ING Variable Products Trust (continued):

ING VP Research Enhanced Index

(115,296)

(73,838)

ING VP SmallCap Opportunities

(183,553)

(95,525)

Janus Aspen Series:

Janus Aspen Aggressive Growth

(509,446)

(342,897)

Janus Aspen Growth

(746,711)

(309,016)

Janus Aspen International Growth

(76,745)

(118,283)

Janus Aspen Worldwide Growth

(1,158,588)

(583,951)

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Limited Maturity Bond

38,221

186,148

Neuberger Berman AMT Partners

(132,530)

(127,133)

Neuberger Berman AMT Socially Responsive

(14,428)

15,612

OCC Accumulation Trust:

OCC Accumulation Trust Equity

(102,523)

138,039

OCC Accumulation Trust Global Equity

(16,609)

24,438

OCC Accumulation Trust Managed

(110,936)

139,062

OCC Accumulation Trust Small Cap

55,040

212,656

Putnam Variable Trust

Putnam VT Diversified Income

(117,086)

(102,576)

Putnam VT Growth and Income

(486,136)

(330,196)

Putnam VT International Growth

(35,252)

(47,970)

Putnam VT New Opportunities

(567,574)

(369,204)

Putnam VT Utilities Growth and Income

(97,920)

(97,884)

Putnam VT Voyager

(888,590)

(658,315)

S-31

Variable Select Variable Account

Notes to Financial Statements (continued)

7.

Financial Highlights

  A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

Division

Units (000s)

Unit Fair Value lowest to highest

Net Assets (000s)

Investment Income Ratio

 Expense Ratio
lowest to highest

 Total Return
lowest to highest

AIM Variable Insurance Fund:

AIM V.I. Dent Demographic Trends

2002

183

$3.50

$642

-

1.40%

-33.14%

2001

271

$5.24

1,420

-

1.40%

-32.86%

2000

272

$7.81

2,121

*

*

*

The Alger American Fund:

Alger American Growth

2002

2,178

$9.12 to $9.16

19,876

0.04%

1.30% to 1.40%

-33.92% to -33.86%

2001

2,820

$13.80 to $13.85

38,928

0.24%

1.30% to 1.40%

-13.04% to -12.97%

2000

3,194

$15.87 to $15.91

50,680

*

*

*

Alger American Leveraged AllCap

2002

175

$4.04

709

0.01%

1.40%

-34.82%

2001

178

$6.20

1,106

-

1.40%

-11.41%

2000

119

$7.48

887

*

*

*

Alger American MidCap Growth

2002

924

$11.26 to $11.31

10,412

-

1.30% to 1.40%

-30.52% to -30.46%

2001

884

$16.20 to $16.26

14,325

-

1.30% to 1.40%

-7.82% to -7.75%

2000

969

$17.58 to $17.63

17,050

*

*

*

S-32

Variable Select Variable Account

Notes to Financial Statements (continued)

7.

Financial Highlights (continued)

Division

Units (000s)

Unit Fair Value lowest to highest

Net Assets (000s)

Investment Income Ratio

 Expense Ratio
lowest to highest

 Total Return
lowest to highest

The Alger American Fund (continued):

Alger American Small Capitalization

2002

478

$5.86 to $5.89

$2,803

-

1.30% to 1.40%

-27.25% to -27.18%

2001

569

$8.05 to $8.08

4,586

0.05%

1.30% to 1.40%

-30.49% to -30.43%

2000

642

$11.59 to $11.62

7,442

*

*

*

Fidelity® Variable Insurance Products Fund:

Fidelity® VIP Equity-Income

2002

2,928

$18.90 to $35.06

68,388

1.81%

1.30% to 1.40%

-18.10% to -18.03%

2001

3,560

$23.07 to $42.77

101,409

1.87%

1.30% to 1.40%

-6.28% to -6.20%

2000

4,085

$24.62 to $45.59

124,312

*

*

*

Fidelity® VIP Growth

2002

2,815

$16.61 to $35.72

63,451

0.26%

1.30% to 1.40%

-31.07% to -31.01%

2001

3,585

$24.10 to $51.78

117,089

0.09%

1.30% to 1.40%

-18.80% to -18.73%

2000

4,336

$29.67 to $63.72

173,046

*

*

*

Fidelity® VIP High Income

2002

1,290

$10.21 to $18.95

15,015

11.93%

1.30% to 1.40%

2.01% to 2.10%

2001

1,628

$10.01 to $18.56

18,566

14.88%

1.30% to 1.40%

-12.9% to -12.88%

2000

1,964

$11.50 to $21.31

25,772

*

*

*

Fidelity® VIP Money Market

2002

3,659

$13.53 to $17.87

51,515

1.68%

1.30% to 1.40%

0.29% to 0.37%

2001

3,618

$13.49 to $17.81

50,486

4.15%

1.30% to 1.40%

2.75% to 2.83%

2000

3,223

$13.13 to $17.31

43,779

*

*

*

S-33

Variable Select Variable Account

Notes to Financial Statements (continued)

7.

Financial Highlights (continued)

Division

Units (000s)

Unit Fair Value lowest to highest

Net Assets (000s)

Investment Income Ratio

 Expense Ratio
lowest to highest

 Total Return
lowest to highest

Fidelity® Variable Insurance Products Fund (continued):

Fidelity® VIP Overseas

2002

542

$10.07 to $16.05

$6,739

0.84%

1.30% to 1.40%

-21.38% to -21.32%

2001

738

$12.81 to $20.40

11,564

5.96%

1.30% to 1.40%

-22.26% to -22.20%

2000

967

$16.48 to $26.22

19,479

*

*

*

Fidelity® Variable Insurance Products Fund II:

Fidelity® VIP II Asset ManagerSM

2002

1,181

$14.30 to $20.59

20,144

4.27%

1.30% to 1.40%

-9.99% to -9.91%

2001

1,577

$15.89 to $22.85

29,641

4.64%

1.30% to 1.40%

-5.42% to -5.34%

2000

1,973

$16.80 to $24.14

39,260

*

*

*

Fidelity® VIP II Contrafund®

2002

2,116

$11.56 to $19.84

41,094

0.89%

1.30% to 1.40%

-10.60% to -10.53%

2001

2,682

$12.92 to $22.19

58,234

0.87%

1.30% to 1.40%

-13.46% to -13.39%

2000

3,210

$14.91 to $25.64

80,531

*

*

*

Fidelity® VIP II Index 500

2002

2,426

$19.07 to $20.46

46,609

1.41%

1.30% to 1.40%

-23.32% to -23.26%

2001

3,170

$24.88 to $26.67

79,444

1.25%

1.30% to 1.40%

-13.32% to -13.25%

2000

3,684

$28.70 to $30.74

106,352

*

*

*

Fidelity® VIP II Investment Grade Bond

2002

1,919

$16.05 to $20.61

31,723

3.74%

1.30% to 1.40%

8.82% to 8.91%

2001

1,804

$14.75 to $18.92

27,453

4.98%

1.30% to 1.40%

6.96% to 7.05%

2000

1,495

$13.79 to $17.67

21,415

*

*

*

S-34

Variable Select Variable Account

Notes to Financial Statements (continued)

7.

Financial Highlights (continued)

Division

Units (000s)

Unit Fair Value lowest to highest

Net Assets (000s)

Investment Income Ratio

 Expense Ratio
lowest to highest

 Total Return
lowest to highest

ING Variable Investment Products Trust:

ING VP Growth Opportunities

2002

152

$3.62

$552

-

1.40%

-32.52%

2001

206

$5.36

1,107

-

1.40%

-40.39%

2000

144

$8.86

1,281

*

*

*

ING VP Trust Growth + Value

2002

755

$8.62 to $14.38

10,413

-

1.30% to 1.40%

-38.20% to -38.15%

2001

977

$13.93 to $23.26

21,664

-

1.30% to 1.40%

-31.95% to -31.89%

2000

1,162

$20.46 to $34.19

37,641

*

*

*

ING VP High Yield Bond

2002

256

$8.13 to $8.17

2,080

9.34%

1.30% to 1.40%

-2.51% to -2.43%

2001

285

$8.34 to $8.37

2,381

7.65%

1.30% to 1.40%

-0.70% to -0.62%

2000

295

$8.40 to $8.42

2,482

*

*

*

ING VP International Value

2002

452

$12.73 to $12.78

5,762

1.00%

1.30% to 1.40%

-16.54% to -16.47%

2001

408

$15.25 to $15.31

6,220

1.60%

1.30% to 1.40%

-12.90% to -12.82%

2000

398

$17.51 to $17.56

6,961

*

*

*

ING VP MagnaCap

2002

75

$6.77

510

0.97%

1.40%

-23.82%

2001

89

$8.89

789

1.33%

1.40%

-11.69%

2000

60

$10.07

607

*

*

*

ING VP MidCap Opportunities

2002

78

$4.34

340

-

1.40%

-26.89%

2001

104

$5.94

620

0.02%

1.40%

-32.93%

2000

63

$8.86

570

*

*

*

S-35

Variable Select Variable Account

Notes to Financial Statements (continued)

7.

Financial Highlights (continued)

Division

Units (000s)

Unit Fair Value lowest to highest

Net Assets (000s)

Investment Income Ratio

 Expense Ratio
lowest to highest

 Total Return
lowest to highest

ING Variable Investment Products Trust (continued):

ING VP Research Enhanced Index

2002

229

$6.09 to $8.12

$ 1,855

1.14%

1.30% to 1.40%

-23.16% to -23.10%

2001

344

$7.92 to $10.56

3,623

0.53%

1.30% to 1.40%

-13.45% to -13.38%

2000

418

$9.14 to $12.20

5,070

*

*

*

ING VP SmallCap Opportunities

2002

668

$11.09 to $16.39

10,699

-

1.30% to 1.40%

-44.37% to -44.33%

2001

851

$19.91 to $29.46

24,351

-

1.30% to 1.40%

-30.14% to -30.08%

2000

947

$28.48 to $42.17

38,848

*

*

*

Janus Aspen Series:

Janus Aspen Series Aggressive Growth

2002

1,265

$9.15 to $9.19

11,580

-

1.30% to 1.40%

-28.93% to -28.87%

2001

1,774

$12.88 to $12.93

22,862

-

1.30% to 1.40%

-40.29% to -40.24%

2000

2,117

$21.57 to $21.63

45,687

*

*

*

Janus Aspen Series Growth

2002

1,352

$8.72 to $8.76

11,794

-

1.30% to 1.40%

-27.53% to -27.47%

2001

2,099

$12.04 to $12.08

25,270

0.07%

1.30% to 1.40%

-25.78% to -25.72%

2000

2,408

$16.22 to $16.27

39,055

*

*

*

Janus Aspen International Growth

2002

968

$9.16 to $9.20

8,873

0.71%

1.30% to 1.40%

-26.61% to -26.55%

2001

1,045

$12.48 to $12.53

13,051

1.11%

1.30% to 1.40%

-24.30% to -24.24%

2000

1,163

$16.49 to $16.54

19,191

*

*

*

S-36

Variable Select Variable Account

Notes to Financial Statements (continued)

7.

Financial Highlights (continued)

Division

Units (000s)

Unit Fair Value lowest to highest

Net Assets (000s)

Investment Income Ratio

 Expense Ratio
lowest to highest

 Total Return
lowest to highest

Janus Aspen Series (continued):

Janus Aspen Series Worldwide Growth

2002

2,974

$9.43 to $9.47

$ 28,062

0.81%

1.30% to 1.40%

-26.53% to -26.47%

2001

4,133

$12.83 to $12.88

53,052

0.46%

1.30% to 1.40%

-23.51% to -23.45%

2000

4,717

$16.78 to $16.82

79,131

*

*

*

Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Limited Maturity Bond

2002

1,047

$12.33 to $12.39

12,911

4.85%

1.30% to 1.40%

3.88% to 3.97%

2001

1,008

$11.87 to $11.91

11,978

5.40%

1.30% to 1.40%

7.27% to 7.36%

2000

822

$11.06 to $11.10

9,095

*

*

*

Neuberger Berman AMT Partners

2002

731

$7.96 to $7.99

5,819

0.53%

1.30% to 1.40%

-25.19% to -25.13%

2001

863

$10.63 to $10.67

9,184

0.40%

1.30% to 1.40%

-4.18% to -4.10%

2000

991

$11.10 to $11.13

10,996

*

*

*

Neuberger Berman AMT Socially Responsive

2002

48

$8.26

399

-

1.40%

-15.93%

2001

63

$9.83

616

-

1.40%

-4.92%

2000

47

$10.34

486

*

*

*

OCC Accumulation Trust:

OCC Accumulation Trust Equity

2002

328

$9.14 to $9.19

2,995

0.96%

1.30% to 1.40%

-22.50% to -22.43%

2001

430

$11.80 to $11.84

5,075

0.56%

1.30% to 1.40%

-8.31% to -8.23%

2000

292

$12.87 to $12.91

3,759

*

*

*

S-37

Variable Select Variable Account

Notes to Financial Statements (continued)

7.

Financial Highlights (continued)

Division

Units (000s)

Unit Fair Value lowest to highest

Net Assets (000s)

Investment Income Ratio

 Expense Ratio
lowest to highest

 Total Return
lowest to highest

OCC Accumulation Trust (continued):

OCC Accumulation Trust Global Equity

2002

63

$9.43 to $9.47

$595

0.50%

1.30% to 1.40%

-18.55% to -18.48%

2001

80

$11.57 to $11.62

923

-

1.30% to 1.40%

-15.02% to -14.95%

2000

55

$13.62 to $13.66

752

*

*

*

OCC Accumulation Trust Managed

2002

1,050

$9.17 to $9.22

9,641

1.94%

1.30% to 1.40%

-18.03% to -17.96)

2001

1,161

$11.19 to $11.23

13,011

2.16%

1.30% to 1.40%

-6.23% to -6.15%

2000

1,022

$11.93 to $11.97

12,236

*

*

*

OCC Accumulation Trust Small Cap

2002

760

$10.40 to $10.44

7,911

0.07%

1.30% to 1.40%

-22.72% to -22.65%

2001

705

$13.45 to $13.50

9,491

0.78%

1.30% to 1.40%

6.83% to 6.92%

2000

493

$12.59 to $12.63

6,204

*

*

*

Putnam Variable Trust:

Putnam VT Diversified Income

2002

289

$12.99 to $13.67

3,754

9.38%

1.30% to 1.40%

-4.30% to -4.21%

2001

406

$12.40 to $13.04

5,041

7.70%

1.30% to 1.40%

2.38% to 2.47%

2000

508

$12.12 to $12.72

6,174

*

*

*

Putnam VT Growth and Income

2002

1,647

$17.66 to $18.24

29,189

1.82%

1.30% to 1.40%

-19.91% to -19.84%

2001

2,133

$22.05 to $22.75

47,202

1.73%

1.30% to 1.40%

-7.47% to -7.39%

2000

2,464

$23.83 to $24.57

58,813

*

*

*

S-38

Variable Select Variable Account

Notes to Financial Statements (continued)

7.

Financial Highlights (continued)

Division

Units (000s)

Unit Fair Value lowest to highest

Net Assets (000s)

Investment Income Ratio

 Expense Ratio
lowest to highest

 Total Return
lowest to highest

Putnam Variable Trust (continued):

Putnam VT International Growth

2002

106

$6.44

$681

1.30%

1.40%

-10.98%

2001

141

$7.24

1,020

-

1.40%

-24.82%

2000

189

$9.62

1,818

*

*

*

Putnam VT New Opportunities

2002

1,408

$12.50

17,596

-

1.40%

-31.26%

2001

1,975

$18.18

35,909

-

1.40%

-30.96%

2000

2,344

$26.33

61,694

*

*

*

Putnam VT Utilities Growth and Income

2002

239

$12.77 to $13.47

3,065

3.74%

1.30% to 1.40%

-24.89% to -24.82%

2001

337

$17.00 to $17.92

5,756

3.35%

1.30% to 1.40%

-23.23% to -23.17%

2000

435

$22.14 to $23.32

9,663

*

*

*

Putnam VT Voyager

2002

2,423

$17.01 to $17.85

41,463

0.88%

1.30% to 1.40%

-27.36% to -27.29%

2001

3,311

$23.42 to $24.56

78,013

0.12%

1.30% to 1.40%

-23.32% to -23.26%

2000

3,970

$30.54 to $32.00

121,877

*

*

*

*

Not provided for 2000.

S-39

ReliaStar Life Insurance Company

Financial Statements - Statutory Basis

Years ended December 31, 2002 and 2001

Contents

Report of Independent Auditors

F-2

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis

F-4

Statements of Operations - Statutory Basis

F-6

Statements of Changes in Capital and Surplus - Statutory Basis

F-8

Statements of Cash Flows - Statutory Basis

F-9

Notes to Financial Statements - Statutory Basis

F-11

F-1

Report of Independent Auditors

Board of Directors and Stockholder

ReliaStar Life Insurance Company

  We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company ("the Company"), a wholly owned subsidiary of ING America Insurance Holdings, Inc., as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (Minnesota Division of Insurance), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

  In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of ReliaStar Life Insurance Company at December 31, 2002 and 2001 or the results of its operations or its cash flows for the years then ended.

F-2

  However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

  As discussed in Note 3 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Minnesota Division of Insurance.

/s/ Ernst & Young LLP

March 21, 2003

F-3

ReliaStar Life Insurance Company

Balance Sheets - Statutory Basis

December 31

2002

2001

 (In Thousands)

 Admitted assets

 Cash and invested assets:

 Bonds

$9,976,937

$9,964,006

 Preferred stocks

44,624

38,733

 Common stocks

877

104

 Subsidiaries

454,713

426,974

 Mortgage loans

1,729,445

1,625,207

 Real estate (less accumulated depreciation: 2002, $91,255; 2001, $87,359)

102,275

100,640

 Policy loans

620,676

658,059

 Other invested assets

131,764

137,572

 Cash and short-term investments

113,595

353,512

 Total cash and invested assets

13,174,906

13,304,807

Deferred and uncollected premiums, less loading (2002 - $5,670; 2001 - $11,111)

93,501

125,019

Accrued investment income

157,863

155,521

Reinsurance balances recoverable

228,023

87,220

Data processing equipment, less accumulated depreciation (2002 - $59,363; 2001 - $45,322)

3,834

12,709

Indebtedness from related parties

41,664

38,505

Federal income tax (including net admitted deferred tax asset for 2002 - $93,970; 2001 - $55,557)

93,970

82,432

Separate account assets

3,733,364

4,867,715

Other assets

47,185

52,330

Total admitted assets

$17,574,310

$18,726,258

F-4

ReliaStar Life Insurance Company

Balance Sheets - Statutory Basis

December 31

2002

2001

(In Thousands except share amounts)

 Liabilities and capital and surplus

 Liabilities:

 Policy and contract liabilities:

  Life and annuity reserves

$ 9,500,540

$ 9,377,745

  Accident and health reserves

1,039,276

945,237

  Deposit type contracts

765,861

743,775

  Policyholder's funds

253

741

  Dividends left on deposit

51,709

63,711

  Dividends payable

15,914

19,095

  Unpaid claims

450,675

507,641

 Total policy and contract liabilities

11,824,228

11,657,945

Interest maintenance reserve

263

11,141

Accounts payable and accrued expenses

158,503

181,642

Reinsurance balances due

25,068

25,940

Indebtedness to related parties

17,120

53,123

Contingency reserve

34,123

53,096

Asset valuation reserve

72,106

114,802

Borrowed money

322,882

301,577

Other liabilities

37,618

252,979

Separate account liabilities

3,724,774

4,864,454

 Total liabilities

16,216,685

17,516,699

 Capital and surplus:

Common stock, $1.25 par value: authorized

  25,000,000 shares; issued and outstanding

  2,000,000 shares

2,500

2,500

Preferred capital stock

100

100

Surplus note

100,000

100,000

Paid-in and contributed surplus

1,085,221

1,085,011

Unassigned surplus

169,904

22,048

 Less treasury stock-preferred stock at
December 31, 2002 and 2001

(100)

(100)

 Total capital and surplus

1,357,625

1,209,559

 Total liabilities and capital and surplus

$17,574,310

$18,726,258

See accompanying notes - statutory basis.

F-5

ReliaStar Life Insurance Company

Statements of Operations-Statutory Basis

Year ended December 31

2002

2001

(In Thousands)

Premiums and other revenues:

 Life, annuity, and accident and health premiums

$2,231,656

$2,473,366

 Policy proceeds and dividends left on deposit

1,585

2,242

 Net investment income

901,953

919,015

 Amortization of interest maintenance reserve

1,622

2,892

 Commissions, expense allowances and reserve adjustments on reinsurance ceded

37,661

41,936

 Miscellaneous income

101,978

71,858

Total premiums and other revenues

3,276,455

3,511,309

Benefits paid or provided:

 Death benefits

570,882

772,417

 Annuity benefits

163,212

175,078

 Surrender benefits

968,527

1,115,391

 Interest on policy or contract funds

14,453

16,484

 Accident and health benefits

339,034

244,019

 Other benefits

12,635

4,654

 Increase in life, annuity, and accident and health reserves

379,460

512,513

 Net transfers to separate accounts

14,036

273,276

Total benefits paid or provided

2,462,239

3,113,832

Insurance expenses:

 Commissions

239,841

278,828

 General expenses

288,258

288,319

 Insurance taxes, licenses and fees, excluding federal income taxes

36,375

40,157

 Miscellaneous deductions

6,126

36,361

Total insurance expenses

570,600

643,665

 Gain (loss) from operations before policyholder dividends, federal income taxes and net realized capital losses

243,616

(246,188)

F-6

ReliaStar Life Insurance Company

Statements of Operations-Statutory Basis (continued)

Year ended December 31

2002

2001

(In Thousands)

Dividends to policyholders

$21,550

$ 24,676

 Gain (loss) from operations before federal income taxes

 and net realized capital losses

222,066

(270,864)

Federal income tax expense (benefit)

79,794

(92,495)

 Gain (loss) from operations before net realized capital losses

142,272

(178,369)

 Net realized capital losses net of income taxes (2002 - $12,124; 2001 - $(16,575) and excluding net transfers to the interest maintenance reserve 2002 - $9,255; 2001 - $32,934)

(63,881)

(30,492)

Net income (loss)

$78,391

$(208,861)

See accompanying notes - statutory basis.

F-7

ReliaStar Life Insurance Company

Statements of Changes in Capital and Surplus - Statutory Basis

Year ended December 31

2002

2001

(In Thousands)

Common stock:

 Balance at beginning and end of year

$ 2,500

$ 2,500

Preferred capital stock less treasury stock:

 Balance at beginning and at end of year

-

-

Surplus note:

 Balance at beginning and at end of year

100,000

100,000

Paid-in and contributed surplus:

 Balance at beginning of year

1,085,011

947,781

 Capital contributions

210

137,230

Balance at end of year

1,085,221

1,085,011

Unassigned surplus:

Balance at beginning of year

22,048

151,765

 Net income (loss)

78,391

(208,861)

 Change in net unrealized capital gains/losses

(36,753)

83,962

 Change in nonadmitted assets

26,172

(38,616)

 Change in liability for reinsurance in
unauthorized companies

872

5,499

 Change in asset valuation reserve

42,696

(3,671)

 Change in reserve on account of change in
valuation basis

-

(10)

 Other changes in surplus in Separate Account Statement

-

1,563

 Change in net deferred income tax

24,303

35,667

 Change in accounting principle, net of tax

-

159,510

 Transfer of prepaid pension assets

-

(133,117)

 Change in surplus as a result of reinsurance

23,000

-

 Correction of error

34,419

-

 Dividends to stockholders

(50,000)

(40,750)

 Other changes

4,756

9,107

Balance at end of year

169,904

22,048

Total capital and surplus

$1,357,625

$1,209,559

See accompanying notes - statutory basis.

F-8

ReliaStar Life Insurance Company

Statements of Cash Flows - Statutory Basis

Year ended December 31

2002

2001

(In Thousands)

Operations

Premiums, policy proceeds, and other

 considerations received, net of reinsurance paid

$2,247,859

$2,666,551

Net investment income received

975,601

884,929

Commission and expense allowances received

 on reinsurance ceded

44,796

41,936

Benefits paid

(2,577,616)

(2,326,265)

Net transfers to separate accounts

241,597

(127,251)

Insurance expenses paid

(574,345)

(639,129)

Dividends paid to policyholders

(24,093)

(25,651)

Federal income taxes paid

11,075

125,530

Other revenues in excess of (expenses) other

(402)

7,524

Net cash provided by operations

344,472

608,174

Investments

Proceeds from sales, maturities, or repayments

 of investments:

 Bonds

13,350,942

7,528,188

 Preferred stocks

12,505

3,000

 Common stocks

1,447

53,320

 Mortgage loans

154,634

108,169

 Real estate

5,775

3,185

 Other invested assets

33,603

16,331

 Net gain/loss on cash & short term investment

3,706

3,578

 Miscellaneous proceeds

26,184

58,822

 Net tax on capital gains

162

(16,413)

Net proceeds from sales, maturities, or

 repayments of investments

13,588,958

7,758,180

Cost of investments acquired:

 Bonds

13,593,431

8,221,495

 Preferred stocks

17,047

2,805

 Common stocks

2,164

46,711

 Mortgage loans

256,073

299,121

 Real estate

-

809

 Other invested assets

25,085

31,783

 Miscellaneous applications

148,890

828

F-9

ReliaStar Life Insurance Company

Statements of Cash Flows - Statutory Basis (continued)

December 31

2002

2001

(In Thousands)

Total cost of investments acquired

$14,042,690

$8,603,552

 Net increase (decrease) in policy loans

389,813

(47)

Net cash used in investment activities

(843,545)

(845,325)

Financing and miscellaneous activities

Cash provided:

 Capital and surplus paid-in

210

137,230

 Borrowed money

110,235

226,514

 Net deposits on deposit-type contract funds

(1,602)

131,177

 Dividends to stockholders paid

(50,000)

(40,750)

 Other sources

200,313

20,078

 Net cash provided by financing and miscellaneous activities

259,156

474,249

Net (decrease) increase in cash and

 short-term investments

(239,917)

237,098

Cash and short-term investments:

 Beginning of year

353,512

116,414

 End of year

$113,595

$353,512

  See accompanying notes - statutory basis.

F-10

ReliaStar Life Insurance Company

Notes to Financial Statements - Statutory Basis

December 31, 2002

1.

Nature of Operations and Significant Accounting Policies

  ReliaStar Life Insurance Company (the Company) is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion"), a Connecticut holding and management company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The Company is principally engaged in the business of providing individual life insurance and annuities; employee benefit products and services; retirement plans; and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, Puerto Rico and Canada.

  The Company merged with Northern Life Insurance Company ("Northern Life"), an affiliate, on October 1, 2002. The transaction was approved by the Minnesota Department of Commerce, Division of Insurance ("Minnesota Division of Insurance) and was accounted for as a statutory merger. No consideration was paid and no common stock was issued in exchange for all of the common shares of Northern Life. The accompanying financial statements have been restated as though the merger took place prior to all periods presented. Pre-merger separate company revenue, net loss, and other surplus adjustments for the nine months ended September 30, 2002 were $1,663,377,000, $81,595,000 and $108,259,000, respectively for the Company and $858,390,000, $3,977,000 and $12,544,000, respectively for Northern Life.

  The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Basis of Presentation

  The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the State of Minnesota Division of Insurance, which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

F-11

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

1.

Nature of Operations and Significant Accounting Policies (continued)

Basis of Presentation (continued)

  Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

  For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

  Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

  Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

  Valuation Reserves: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

F-12

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

1.

Nature of Operations and Significant Accounting Policies (continued)

Basis of Presentation (continued)

  Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets.

  Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

  Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

  The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

  Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

  Premiums: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

F-13

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Basis of Presentation (continued)

  Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

  Benefit and Contract Reserves: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

  Reinsurance: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Subsidiaries: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

F-14

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

1.

Nature of Operations and Significant Accounting Policies (continued)

Basis of Presentation (continued)

  Nonadmitted Assets: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

  Employee Benefits: For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

  Universal Life and Annuity Policies: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Policyholder Dividends: Policyholder dividends are recognized when declared rather than over the term of the related policies.

  Deferred Income Taxes: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

  Surplus Notes: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

F-15

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

1.

Nature of Operations and Significant Accounting Policies (continued)

Basis of Presentation (continued)

  Statements of Cash Flows: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

Participation Fund Account

  On January 3, 1989, the Minnesota Insurance Division approved a Plan of Conversion and Reorganization (the Plan), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

  The Plan provided for the establishment of a Participation Fund Account (PFA) for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $290 million as of December 31, 2002) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

Reconciliation to GAAP

The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Bonds, preferred stocks, common stocks, short-term investments and derivative instruments are stated at values prescribed by the NAIC, as follows:

 Bonds not backed by other loans are principally stated at amortized cost using the interest method.

  Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

F-16

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

1.

Nature of Operations and Significant Accounting Policies (continued)

Investments (continued)

  Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

 Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes

  The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

  The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

  Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

  Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement.

 Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

F-17

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

1.

Nature of Operations and Significant Accounting Policies (continued)

Investments (continued)

  The Company's insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company's noninsurance subsidiaries are reported at the GAAP-basis of its net assets. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

 Mortgage loans are reported at amortized cost, less allowance for impairments.

 Policy loans are reported at unpaid principal balances.

  Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

  For reverse repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

 Dollar roll transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

  The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company's policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

F-18

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

1.

Nature of Operations and Significant Accounting Policies (continued

Investments (continued)

  At December 31, 2002 and 2001, the Company had loaned securities (which are reflected as invested assets on the Balance Sheets) with a market value of approximately $37,450,000 and $118,787,000, respectively.

 Short-term investments are reported at amortized cost. Short-term investments include investments with maturities of less than one year at the date of acquisition.

  Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of residual collateralized mortgage obligations and partnership interests.

 Realized capital gains and losses are determined using the specific identification basis.

  Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

Aggregate Reserve for Life Policies and Contracts

  Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.25% to 13.25%.

  The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in the valuation of substandard policies are as follows:

  For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

  For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating. For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

F-19

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

1.

Nature of Operations and Significant Accounting Policies (continued)

Aggregate Reserve for Life Policies and Contracts (continued)

  The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the state of Minnesota, is $3,308,216,000 at December 31, 2002. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $45,017,000 at December 31, 2002.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP 54, Individual and Group Accident and Health Contracts.

  The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

Reinsurance

  Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

Real Estate and Electronic Data Processing Equipment

Electronic data processing equipment are carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful life.

F-20

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

1.

Nature of Operations and Significant Accounting Policies (continued)

Participating Insurance

  Participating business approximates less than 1% of the Company's ordinary life insurance in force and 10.8% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividend expense of $21,550,000 and $24,676,000 was incurred in 2002 and 2001, respectively.

Pension Plans

  The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

Nonadmitted Assets

Nonadmitted assets are summarized as follows:

December 31

2002

2001

(In Thousands)

Deferred federal income taxes

$185,706

$196,904

Agents' debit balances

(6,919)

1,874

Furniture and equipment

5,231

5,189

Deferred and uncollected premium

4,802

14,134

Non-operating software asset in progress

5,971

2,812

Other

13,036

13,086

Total nonadmitted assets

$207,827

$233,999

Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets.

F-21

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

1.

Nature of Operations and Significant Accounting Policies (continued)

Claims and Claims Adjustment Expenses

  Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2002. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2002.

Cash Flow Information

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

  The Company borrowed $3,308,623,000 and repaid $3,308,623,000 in 2002 borrowed $2,626,202,000 and repaid $2,624,202,000 in 2001. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from dollar roll transactions. Interest paid on borrowed money was $442,000 and $969,000 during 2002 and 2001, respectively.

Separate Accounts

  Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets of these accounts are carried at fair value.

  Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one-year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

  Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

F-22

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

1.

Nature of Operations and Significant Accounting Policies (continued)

Reclassifications

Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2002 financial statement presentation.

2.

Permitted Statutory Basis Accounting Practices

  The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the State of Minnesota Department of Commerce, Division of Insurance. The Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Minnesota Insurance Laws. The NAIC Accounting Practices and Procedures Manual has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

  The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2002 and 2001, the Company had no such permitted accounting practices.

3.

Accounting Changes and Correction of Errors

Accounting Changes

  The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Minnesota. Effective January 1, 2001, the State of Minnesota required that insurance companies domiciled in the State of Minnesota prepare their statutory basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of Minnesota insurance commissioner.

  Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

F-23

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

3.

Accounting Changes and Correction of Errors (continued)

Accounting Changes (continued)

As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased unassigned surplus, of $159,510,000 as of January 1, 2001.

  Effective with the Northern Life merger, the Company's accounting policy for the Commissioners' Annuity Reserve Validation Method ("CARVM") reserves was adopted and applied to Northern Life's variable annuity reserves. The accompanying financials have been restated for all period presented to reflect a consistent accounting policy.

Correction of Errors

  Subsequent to the issuance of the 2001 financial statements, the Company identified an error in the transfers from separate accounts due and accrued reported in the annual Balance Sheet at December 31, 2001. The transfers from separate accounts due and accrued was understated by $52,953,000 at December 31, 2001. In accordance with Statement of Statutory Accounting Principles ("SSAP") No. 3, "Accounting Changes and Correction of Errors", the error was corrected in June 2002 as an adjustment to the January 1, 2002 unassigned surplus balance. The error understated total assets and unassigned surplus at December 31, 2001 by $52,953,000 and $34,419,000, respectively. The error understated total liabilities by $18,534,000. The error overstated net loss by $34,419,000 for the year ended December 31, 2001.

F-24

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

4.

Investments

The amortized cost and fair value of bonds and equity securities are as follows:

Gross

Gross

Amortized

Unrealized

Unrealized

Fair

Cost

Gains

Losses

Value

(In Thousands)

At December 31, 2002:

 U.S. Treasury securities and obligations of U.S. government corporations and agencies

$ 519,655

$ 10,612

$ 109

$ 530,158

 States, municipalities, and political subdivisions

24,894

862

72

25,684

Foreign government

101,514

21,872

-

123,386

Public utilities securities

570,433

30,524

6,548

594,409

Corporate securities

4,440,610

271,986

65,497

4,647,099

Mortgage-backed securities

2,788,463

101,594

37,435

2,852,622

Other structured securities

1,546,957

96,417

65,774

1,577,600

Total fixed maturities

9,992,526

533,867

175,435

10,350,958

 Preferred stocks

45,870

-

1,246

44,624

 Common stocks

1,077

-

200

877

Total equity securities

46,947

-

1,446

45,501

Total

$10,039,473

$533,867

$176,881

$10,396,459

At December 31, 2001:

 U.S. Treasury securities and obligations of U.S. government corporations and agencies

$ 170,029

$ 2,219

$ 1,153

$ 171,095

 States, municipalities, and political subdivisions

48,149

8,240

913

55,476

Foreign government

100,306

6,141

498

105,949

Public utilities securities

346,627

9,023

4,798

350,852

Corporate securities

4,761,263

157,609

67,518

4,851,354

Mortgage-backed securities

2,458,685

56,076

16,415

2,498,346

Other structured securities

2,084,172

61,572

84,012

2,061,732

Total fixed maturities

9,969,231

300,880

175,307

10,094,804

 Preferred stocks

42,011

-

3,278

38,733

 Common stocks

96

8

-

104

Total equity securities

42,107

8

3,278

38,837

Total

$10,011,338

$300,888

$178,585

$10,133,641

F-25

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

4.

Investments (continued)

  The amortized cost and fair value of investments in bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Amortized

Fair

Cost

Value

December 31, 2002

(In Thousands)

Maturing in:

 Due 1 year or less

$ 136,256

$ 138,797

 Due after 1 year through 5 years

2,007,031

2,104,815

 Due after 5 years through 10 years

2,483,625

2,603,775

 Due after 10 years

1,030,194

1,073,349

5,657,106

5,920,736

Mortgage-backed securities

2,788,463

2,852,622

Other structured securities

1,546,957

1,577,600

Total

$9,992,526

$10,350,958

  At December 31, 2002, investments in certificates of deposit and bonds, with an admitted asset value of $156,849,107 were on deposit with state insurance departments to satisfy regulatory requirements.

Reconciliation of bonds from authorized cost to carrying value as of December 31, 2002 and 2001 is as follows:

December 31

2002

2001

(In Thousands)

Amortized cost

$9,992,526

$9,969,231

Less nonadmitted bonds

15,589

5,225

Carrying value

$9,976,937

$9,964,006

  Proceeds from the sale of investments in bonds and other fixed maturity interest securities were $5,365,216,000 and $3,615,412,000 in 2002 and 2001, respectively. Gross gains of $133,384,000 and $99,847,000 and gross losses of $110,691,000 and $30,657,000 during 2002 and 2001, respectively, were realized on those sales. A portion of the gains realized in 2002 and 2001 has been deferred to future periods in the interest maintenance reserve.

F-26

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

4.

Investments (continued)

Major categories of net investment income are summarized as follows:

Year ended December 31

2002

2001

(In Thousands)

 Income:

 Bonds

$734,837

$743,699

 Mortgage loans

129,364

119,602

 Policy loans

29,036

33,794

 Company-occupied property

20,634

18,981

 Other

75,898

68,044

 Total investment income

989,769

984,120

 Investment expenses

(87,816)

(65,105)

 Net investment income

$901,953

$919,015

As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

2002

2001

(In Thousands)

 Investment purchase commitments

$144,004

$91,571

  The Company entered into reverse dollar repurchase agreements to increase its return on investments and improve liquidity. Reverse dollar repurchase agreements involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchase agreements are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money.

  The repurchase obligation totaled $306,275,000 and $248,682,000 at December 31, 2002 and 2001, respectively. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $304,489,000 at December 31, 2002. The securities have a weighted average coupon of 5.7% and have maturates ranging from December 2017 through 2032. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short term investments, which was not material at December 31, 2002. The Company believes the counterparties to the dollar roll agreement are financially responsible and that the counterparty risk is minimal.

F-27

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

4.

Investments (continued)

  The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. The terms of the reverse repurchase agreement call for payment on interest at a rate of 1.4%. The agreements mature prior to the end of January 2003. At December 31, 2002, the amount due on these agreements included in borrowed money is $16,000,000. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $19,497,000. The securities have a weighted average coupon of 6.5% and have a maturity of August 1, 2032.

  The maximum and minimum lending rates for long-term mortgage loans during 2002 were 7.3% and 3.0%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

  The maximum percentage of a loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 77.9% on commercial properties. As of December 31, 2002, the Company held no mortgages with interest more than 180 days overdue. Total interest due as of December 31, 2002, is $41,000.

The Company had impaired mortgage loans without an allowance for credit losses of $7,309,000 and $15,158,000 as of December 31, 2002 and 2001, respectively.

5.

Derivative Financial Instruments Held for Purposes Other than Trading

  The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

F-28

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

5.

Derivative Financial Instruments Held for Purposes Other than Trading (continued)

  The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

  Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

  Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

  Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

  Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

  The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

F-29

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

5.

Derivative Financial Instruments Held for Purposes Other than Trading (continued)

The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2002 and 2001:

December 31, 2002

Notional

Carrying

Fair

Amount

Value

Value

(In Thousands)

Interest rate contracts:

 Swaps

$ 580,000

$ -

$31,780

 Caps owned

375,000

3,974

809

 Options owned

44,714

3,053

3,053

 Forwards Owned

42,520

-

44

Total derivatives

$1,042,234

$7,027

$35,686

December 31, 2001

Notional

Carrying

Fair

Amount

Value

Value

(In Thousands)

Interest rate contracts:

 Swaps

$530,000

$ -

$35,700

 Options owned

53,400

3,400

3,400

Total derivatives

$583,400

$3,400

$39,100

6.

Concentrations of Credit Risk

  The Company held less-than-investment-grade corporate bonds with an aggregate book value of $638,727,000 and an aggregate market value of $594,111,000 at December 31, 2002. Those holdings amounted to 6.4% of the Company's investments in bonds and 3.6% of total admitted assets at December 31, 2002. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

  The Company held unrated bonds of $433,532,000 with an aggregate NAIC market value of $439,960,000 at December 31, 2002. The carrying value of these holdings amounted to 4.4% of the Company's investment in bonds and 2.5% of the Company's total admitted assets at December 31, 2002.

F-30

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

6.

Concentrations of Credit Risk (continued)

  At December 31, 2002, the Company's commercial mortgages involved a concentration of properties located in California (16.2%) and Illinois (8.6%). The remaining commercial mortgages relate to properties located in 39 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $39,299,000.

7.

Annuity Reserves

  At December 31, 2002 and 2001, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

December 31, 2002

Amount

Percent

(In Thousands)

Subject to discretionary withdrawal (with adjustment):

 With market value adjustment

$ 407,469

3.8%

 At book value less surrender charge

2,126,141

19.8%

 At fair value

2,804,845

26.2%

Subtotal

5,338,455

49.8%

 Subject to discretionary withdrawal
(without adjustment) at book value with

 minimal or no charge or adjustment

4,422,308

41.2%

Not subject to discretionary withdrawal

962,795

9.0%

Total annuity reserves and deposit fund liabilities

 Before reinsurance

10,723,558

100.0%

Less reinsurance ceded

13,318

Net annuity reserves and deposit fund liabilities

$10,710,240

F-31

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

7.

Annuity Reserves (continued)

December 31, 2001

Amount

Percent

(In Thousands)

Subject to discretionary withdrawal (with adjustment):

 With market value adjustment

$ 363,367

3.2%

 At book value less surrender charge

2,675,437

23.4%

 At fair value

3,742,963

32.7%

Subtotal

6,781,767

59.3%

 Subject to discretionary withdrawal
(without adjustment) at book value with

 minimal or no charge or adjustment

4,029,470

35.2%

Not subject to discretionary withdrawal

630,394

5.5%

Total annuity reserves and deposit fund liabilities-

 Before reinsurance

11,441,631

100.0%

Less reinsurance ceded

3,843

Net annuity reserves and deposit fund liabilities

$11,437,788

8.

Employee Benefit Plans

Pension Plan and Postretirement Benefits

  Effective December 31, 2001 the qualified plan of the Company, along with certain other US subsidiaries of ING America, were merged into one plan which will be recognized in ING America's financial statements. As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan (SERP).

F-32

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

8.

Employee Benefit Plans (continued)

A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:

Pension Benefits

Other Benefits

2002

2001

2002

2001

(In Thousands)

 Change in benefit obligation

 Benefit obligation at beginning of year

$27,921

$228,822

$15,049

$14,159

Service cost

7

2,419

1,139

743

Interest cost

2,007

17,372

1,166

1,113

Contribution by plan participants

-

-

954

455

Actuarial gain (loss)

2,750

7,136

4,481

(4,616)

Benefits paid

(2,578)

(6,477)

(2,148)

(1,206)

Plan amendments

-

(174)

(3,151)

3,341

Business combinations, divestitures, curtailments, settlements and special termination benefits

-

(221,177)

-

1,060

 Benefit obligation at end of year

$30,107

$ 27,921

$17,490

$15,049

Pension Benefits

Other Benefits

2002

2001

2002

2001

(In Thousands)

Change in plan assets

Fair value of plan assets at beginning of year

$ -

327,518

-

-

Actual return on plan assets

-

(83,880)

-

-

Employer contribution

2,578

2,017

1,195

751

Plan participants' contributions

-

-

953

455

Benefits paid

(2,578)

(6,477)

(2,148)

(1,206)

Business combinations, divestitures and settlements

-

(239,178)

-

-

Fair value of plan assets at end of year

-

-

-

-

F-33

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

8.

Employee Benefit Plans (continued)

Funded status

 Unamortized prior service cost (credit)

$ (44)

$ (49)

$(1,497)

$3,341

Unrecognized net gain (loss)

7,409

4,794

(710)

(4,065)

 Remaining net obligation or net asset at initial date of application

20,634

21,780

-

8,562

 Prepaid assets or accrued liabilities

(2,112)

-

(18,278)

-

Total funded status

$30,107

$27,921

$17,490

$15,049

Pension Benefits

Other Benefits

2002

2001

2002

2001

(In Thousands)

Components of net periodic benefit cost

Service cost

$ 7

$2,419

$1,139

$ 743

Interest cost

2,007

17,372

1,166

1,113

Expected return on plan assets

-

(29,677)

-

-

Amortization of recognized transition obligation or transition asset

1,146

-

-

-

Amount of recognized gains and losses

139

-

(294)

-

Amount of prior service cost recognized

(5)

1,163

1,689

-

Amount of gain or loss recognized due to a settlement or curtailment

-

970

-

-

Total net periodic benefit cost

$3,294

$(7,753)

$3,700

$1,856

  In addition, the Company has pension benefit obligation and other benefit obligation for non-vested employees as of December 31, 2002 and 2001 in the amount of $11,168,000 and $4,466,000, respectively.

Assumptions used in determining the accounting for the defined benefit plans as of December 31, 2002 and 2001 were as follows:

2002

2001

Weighted-average discount rate

6.75%

7.50%

Rate of increase in compensation level

3.75%

4.50%

Expected long-term rate of return on assets

9.00%

9.25%

F-34

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

8.

Employee Benefit Plans (continued)

  The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10% graded to 5% over 6 years. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2002 by $383,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2002 by $317,000.

The weighted-average discount rate used in determining the accumulated postretirement benefit obligation was 6.5% at December 31, 2002 and 7.5% at December 31, 2001.

401(k) Plan

  The ING Savings Plan and ESOP is a defined contribution plan sponsored by ING AIH, which is available to substantially all home office employees. Participants may make contributions to the plan through salary reductions up to a maximum of $11,000 for 2002 and $10,500 for 2001. Such contributions are not currently taxable to the participants. ING AIH matches up to 6% of pre-tax eligible pay at 100% and allocates expenses to the Company for their portion of the match. Amounts allocated to the Company were $4,101,000 and $2,831,000 for 2002 and 2001, respectively.

9.

Separate Accounts

  Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

Premiums, deposits, and other considerations received for the years ended December 31, 2002 and 2001 were $796,772,000 and $1,164,829,000, respectively.

F-35

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

9.

Separate Accounts (continued

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

2002

2001

(In Thousands)

 Transfers as reported in the summary of operations of the Separate Accounts Statement:

 Transfers to separate accounts

$796,772

$1,164,829

 Transfers from separate accounts

937,201

711,838

 Net transfers to separate accounts

(140,429)

452,991

 Reconciling adjustments:

 Miscellaneous transfers

154,465

(179,715)

 Transfers as reported in the Statement of Operations

$14,036

$273,276

Information regarding the separate accounts of the Company is as follows:

 Nonindexed
Guarantee Less than/equal to 4%

 Non-guaranteed
Separate Accounts

Total

(In Thousands)

December 31, 2002

Premium, consideration or deposits for the year

$ -

$228,606

$228,606

Reserves for separate accounts with assets at:

 Fair value

-

3,308,972

3,308,972

 Amortized costs

191,277

-

191,277

Total reserves

$191,277

$3,308,972

$3,500,249

Reserves for separate accounts by withdrawal characteristics:

Subject to discretionary withdrawal

$ -

$ -

$ -

 With market value adjustment

191,277

-

191,277

 At book value without market value

-

-

-

 At market value

-

3,294,535

3,294,535

 At book value without market value adjustment and with current surrender charge less than 5%

-

-

-

 Subtotal

191,277

3,294,535

3,485,812

 Not subject to discretionary Withdrawal

-

14,437

14,437

Total aggregate reserves for separate accounts

$191,277

$3,308,972

$3,500,239

F-36

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

9.

Separate Accounts (continued

 Nonindexed
Guarantee Less than/equal to 4%

 Non-guaranteed
Separate Accounts

Total

(In Thousands)

December 31, 2001

Reserves for separate accounts with assets at:

 Fair value

$157,996

$4,540,380

$4,698,376

 Amortized costs

-

-

-

Total reserves

$157,996

$4,540,380

$4,698,376

Reserves for separate accounts by withdrawal characteristics:

Subject to discretionary withdrawal

$ -

$ -

$ -

 With market value adjustment

157,996

-

157,996

 At book value without market value

-

-

-

 At market value

-

4,538,922

4,538,922

 At book value without market value adjustment and with current surrender charge less than 5%

-

-

-

 Subtotal

157,996

4,538,922

4,696,918

 Not subject to discretionary withdrawal

-

1,458

1,458

Total aggregate reserves for separate account

$157,996

$4,540,380

$4,698,376

F-37

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

10.

Reinsurance

  The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 2002, the Company's retention limit for acceptance of risk on life insurance policies had been set at various levels up to $5,000,000. For group life and accidental death and dismemberment coverage and reinsurance assumed retention is $500,000 per life.

  To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $561,640,000 and $625,602,000 for the years ended December 31, 2002 and 2001, respectively.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

2002

2001

(In Thousands)

Premiums

$266,322

$351,254

Benefits paid or provided

186,884

243,802

Policy and contract liabilities at year end

965,399

528,392

F-38

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

11.

Federal Income Taxes

  The Company and its subsidiaries file a consolidated federal income tax return. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse ReliaStar Life Insurance Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

Significant components of income taxes incurred as of December 31 are as follows:

December 31

2002

2001

(In Thousands)

Current income taxes incurred consist of the following major components:

Federal taxes on operations

$79,794

$(92,495)

Federal taxes on capital gains

(12,124)

16,575

Total current taxes incurred (benefit)

$67,670

$(75,920)

F-39

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

11.

Federal Income Taxes (continued)

The main components of deferred tax assets and deferred tax liabilities are as follows:

December 31

2002

2001

(In Thousands)

 Deferred tax assets resulting from book/tax differences in:

Deferred acquisition costs

$82,945

$88,740

Insurance reserves

82,543

71,900

Investments

32,681

26,126

Compensation

31,110

25,281

Due & deferred premium

16,961

11,990

Nonadmitted assets and other surplus items

26,927

22,703

Unrealized loss on investments

2,911

5,877

Litigation accruals

11,943

23,703

Other

42,217

17,775

Total deferred tax assets

330,238

294,095

Deferred tax assets nonadmitted

(185,705)

(196,904)

Admitted deferred tax assets

144,533

97,191

 Deferred tax liabilities resulting from book/tax differences in:

Investments

14,272

14,962

Depreciable assets

31,325

21,447

Other

4,966

5,225

Total deferred tax liabilities

50,563

41,634

Net admitted deferred tax asset

$93,970

$55,557

F-40

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

11.

Federal Income Taxes (continued)

The change in net deferred income taxes is comprised of the following:

December 31

2002

2001

Change

(In Thousands)

Total deferred tax assets

$330,238

$294,095

$36,143

Total deferred tax liabilities

(50,563)

(41,634)

(8,929)

Net deferred tax asset

$279,675

$252,461

27,214

Tax effect of items in surplus:

Nonadmitted assets

5,405

Unrealized gains (losses)

2,966

Change in net deferred income tax

$35,585

  The provision for federal income taxes expense and change in deferred taxes differs from the amount obtained by applying the statutory federal income tax rate to income (including capital losses) before income taxes for the following reasons:

 Year Ended
December 31, 2002
(In Thousands)

Ordinary income

$222,066

Capital gains (losses)

(85,260)

Total pre-tax book income

136,806

Provision computed at statutory rate

47,882

Dividends received deduction

(14,719)

Refinement of deferred tax balances

1,689

Other

(2,767)

Total

32,085

Federal income taxes incurred

67,670

Change in net deferred income taxes

(35,585)

Total statutory income taxes

$ 32,085

F-41

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

11.

Federal Income Taxes (continued)

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $88,469,775 and $13,995,110 from 2002 and 2001, respectively.

  Prior to 1984, the Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders' surplus account" (PSA). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, the Company has not accrued income taxes on the PSA balance of $32,641,000 at December 31, 2002. However, if such taxes were assessed, the amount of the taxes payable would be $9,511,000. No deferred tax liabilities are recognized related to the PSA.

12.

Investment in and Advances to Subsidiaries

  The Company has two wholly owned insurance subsidiaries at December 31, 2002, Security Connecticut Life Insurance Company ("SCL") and ReliaStar Reinsurance Group "UK" LTD ("RRG"). The Company also has three wholly owned noninsurance subsidiaries, NWNL Benefits Corporation, Norlic, Inc. and Superior Vision Services.

Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:

December 31

2002

2001

(In Thousands)

Preferred stock (cost - $4,664 in 2002; and 2001)

$4,664

$4,664

 Common stock (cost- $337,118 in 2002 $337,213 2001)

454,713

427,026

Payable to subsidiaries

(1,761)

(559)

F-42

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

12.

Investment in and Advances to Subsidiaries (continued)

Summarized financial information for these subsidiaries is as follows:

2002

2001

In Thousands

Revenues

$ 420,167

$ 447,164

Income before net realized (losses) gains on investments

(15,107)

6,623

Net (loss) income

(26,497)

5,601

Admitted assets

2,435,317

2,112,756

Liabilities

1,985,219

1,690,454

SCL paid a common stock dividend to the Company of $40,600,000 and $11,000,000 in 2002 and 2001, respectively.

13.

Capital and Surplus

  Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2,000,000. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

  Lion Connecticut Holdings Inc. ("Lion") loaned $100.0 million to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for US Treasury Bonds payable semi annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Division of Insurance. For the year ended December 31, 2002 total interest paid totaled $6.4 million and accrued interest at December 31, 2002 was $1.4 million.

F-43

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

14.

Fair Values of Financial Instruments

  In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

  Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company's financial instruments are summarized as follows:

December 31

2002

2001

Carrying

Fair

Carrying

Fair

Amount

Value

Amount

Value

(In Thousands)

Assets:

Bonds

$9,976,937

$10,350,958

$9,964,006

$10,094,804

Preferred stocks

44,624

44,624

38,733

38,733

 Unaffiliated common stocks

877

877

104

104

Mortgage loans

1,729,445

1,944,399

1,625,207

1,708,500

Policy loans

620,676

620,676

658,059

658,059

Derivative securities

7,027

35,686

3,400

39,100

Short-term investments

92,162

92,162

219,173

219,173

Cash

21,433

21,433

134,339

134,339

 Indebtedness from related parties

41.664

41,664

38,505

38,505

Separate account assets

3,733,364

3,733,364

4,867,715

4,867,715

Receivable for securities

4,967

4,967

14,565

14,565

F-44

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

14.

Fair Values of Financial Instruments (continued)

December 31

2002

2001

Carrying

Fair

Carrying

Fair

Amount

Value

Amount

Value

(In Thousands)

Liabilities:

 Individual and group annuities

$7,090,839

$7,073,974

$6,633,561

$6,476,318

 Guaranteed investment contracts

115,222

119,819

101,803

111,744

 Deposit type contract

628,462

587,450

127,518

128,428

 Policyholder dividends

22,177

22,177

72,980

72,980

 Indebtedness to related parties

17,120

17,120

53,123

53,123

 Separate account liabilities

3,724,774

3,724,774

4,864,454

4,864,454

 Payable for securities

6,039

6,039

239,360

239,360

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

 Cash and short-term investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

  Fixed maturities and equity securities: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Market value as determined by the NAIC as of December 31, 2002 and 2001 is $10,494,545,000 and $10,881,790,000, respectively.

F-45

 ReliaStar Life Insurance Company

 Notes to Financial Statements (continued)

14.

Fair Values of Financial Instruments (continued)

  Mortgage loans: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

  Residual collateralized mortgage obligations: Residual collateralized mortgage obligations are included in the other invested assets balance. Fair values are calculated using discounted cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0% and 10% over the total portfolio.

  Derivative financial instruments: Fair values for on-balance-sheet derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

  Guaranteed investment contracts: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

  Other investment-type insurance contracts: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

 The carrying value of all other financial instruments approximates their fair value.

F-46

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

15.

Commitments and Contingencies

  The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of pending lawsuits will not have a materially adverse effect on the Company's operations or financial position.

Operating Leases

The Company leases office space under various non cancelable operating lease agreements that expire through November 2009. Rental expense for 2002 and 2001 was approximately $5,973,000 and $4,526,000.

At December 31, 2002, the minimum aggregate rental commitments under operating leases are as follows:

Year Ending December 31, 2002

 2003

$6,194,000

 2004

$5,538,000

 2005

$4,677,000

 2006

$4,435,000

 2007

$3,928,000

 thereafter

$3,315,000

Certain rental commitments have renewal options extending through the year 2009 subject to adjustments in future periods.

Lessor Leases

  The Company owns or leases numerous sites that are leased or subleased to franchisees. Buildings owned or leased that meet the criteria for operating leases are carried at the gross investment in the lease less unearned income. Unearned income is recognized in such a manner as to produce a constant periodic rate of return on the net investment . The typical lease period is 20 years and some leases contain renewal options. The franchisee is responsible for the payment of property taxes, insurance and maintenance costs related to the leased property.

F-47

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

15.

Commitments and Contingencies (continued)

Future minimum lease payment receivables under non cancelable operating leasing arrangements as of December 31, 2002 are as follows:

 2003

$14,603,000

 2004

$12,503,000

 2005

$13,478,000

 2006

$12,694,000

 2007

$12,694,000

 thereafter

$13,095,000

Contingent rentals included in income for the years ended December 31, 2002 amounted to $13,665,000. The net investment is classified as real estate.

16.

Financing Agreements

  The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2003, the Company can borrow up to $125,000,000 from the Bank. Interest on any company borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $40,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

  The Company is the beneficiary of letters of credit totaling $175,784,000 terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2002 and 2001.

17.

Related Party Transactions

Affiliates

  Management and services contracts and all cost sharing arrangements with other affiliated ING US life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

F-48

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

17.

Related Party Transactions (continued)

  Inter-insurer Services Agreement: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amount paid (received) under these agreements was $82,522,000 and $(9,006,000) for the year ended December 31, 2002 and 2001, respectfully.

  Investment Management: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $32,088,000 and $27,899,000 for the year ended December 31, 2002 and 2001, respectfully.

  Reciprocal Loan Agreement: The Company maintains a reciprocal loan agreement with ING AIH, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2010, the Company and ING AIH can borrow up to $156,100,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the company incurred interest expense of $329,000 and interest income of $940,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to ING AIH and $70,000,000 receivable from ING AIH

  Tax Sharing Agreements: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

F-49

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

17.

Related Party Transactions (continued)

  ReliaStar Life Insurance Company ("ReliaStar Life"), effective January, 2002, entered in a Guarantee Agreement with three other ING Affiliates whereby it is jointly and severally liable for $250,000,000 obligation of another ING affiliate, Security Life of Denver International Limited ("SLDI"). The ReliaStar Board of Directors approved this transaction on April 25, 2002. The three affiliated life insurers are ReliaStar Life, Security-Connecticut Life Insurance Company ("SCL"), and Security Life of Denver Insurance Company ("SLD"). The joint and several guarantees of the three insurers are capped at $250,000,000. The States of Colorado and Minnesota did not disapprove the guarantee.

18.

Guaranty Fund Assessments

  Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

  The Company accrues the cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $187,000 and $587,000 as of December 31, 2002 and 2001 and has recorded a liability. The Company has also recorded an asset of ($772,000) and $1,833,000 as of December 31, 2002 and 2001, respectively, for future credits to premium taxes for assessments already paid.

19.

Regulatory Risk-Based Capital

  Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

F-50

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

20.

Unpaid Accident and Health Claims

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

December 31

2002

2001

(In Thousands)

Balance at January 1

$1,224,123

$1,124,478

Less reinsurance recoverables

166,765

374,000

Net balance at January 1

$1,057,358

$ 750,478

Incurred related to:

Current year

375,385

633,993

Prior years

74,988

24,745

Total incurred

$ 450,373

$ 658,738

Paid related to:

Current year

212,147

262,546

Prior years

90,920

89,312

Total paid

$ 303,067

$ 351,858

Net balance at December 31

1,204,664

1,057,358

Plus reinsurance recoverables

46,176

166,765

Balance at December 31

$1,250,840

$1,224,123

  The liability for unpaid accident and health claims and claim adjustment expenses is included in Accident and Health Reserves and Unpaid Claims. During the third quarter of 2001 the Company's reinsurance operations recorded reserve related adjustments to reflect the increase in workers compensation claims due to events of September 11th at the World Trade Center.

F-51

ReliaStar Life Insurance Company

Notes to Financial Statements (continued)

21.

Reconciliation to the Annual Statement

  At December 31, 2002 and 2001, differences in amounts reported in the 2002 and 2001 Annual Statements, as revised, and amounts in the accompanying statutory-basis financial statements are due to the following:

Net Income

 Capital and
Surplus

 Amounts as reported in the
2002 Annual Statement

$102,970,000

$1,357,625,000

 Effects of CARVM accounting policy change

(24,579,000)

-

 Amounts as reported in the accompanying statutory-basis financial statements

78,391,000

1,357,625,000

Net Income

 Capital and
Surplus

 Amounts as reported in the
2001 Annual Statement

$(262,728,000)

$1,184,979,000

Effects of codification accounting change

52,000,000

-

 Effects of CARVM accounting policy change

1,867,000

24,580,000

Amounts as reported in the accompanying statutory-basis financial statements

208,861,000

1,209,559,000

F-52

  33-69892

  May 2003

PART C - OTHER INFORMATION

Item 24.

Financial Statements and Exhibits

(a)

Financial Statements:

(1)

Part A

Performance Information and Condensed Financial Information

(2)

Included in Part B:

Financial Statements of ReliaStar Select Variable Account:

-

Report of Independent Auditors

-

Statement of Assets and Liabilities as of December 31, 2002

-

Statement of Operations for the year ended December 31, 2002

-

Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001

-

Notes to Financial Statements

Financial Statements - Statutory-Basis of ReliaStar Life Insurance Company:

-

Report of Independent Auditors

-

Balance Sheets - Statutory Basis as of December 31, 2002 and 2001

-

Statements of Operations - Statutory Basis for the years ended December 31, 2002 and 2001

-

Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2002 and 2001

-

Statements of Cash Flows - Statutory Basis for the years ended December 31, 2002 and 2001

-

Notes to Financial Statements - Statutory Basis

(b)

Exhibits

(1)

  Resolution of the Board of Directors of ReliaStar Life Insurance Company ("Depositor") authorizing the establishment of NWNL Select Variable Account ("Registrant"). (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4, File No. 33-69892, as filed on April 16, 1996.)

(2)

  Resolutions of the Board of Directors of Depositor changing the name of Registrant to ReliaStar Select Variable Account. (Incorporated by reference to Post-Effective No. 4 on Form N-4, File No. 33-69892, as filed on April 14, 1997.)

(3)

Not Applicable

(4)

(a)

  Form of General Distributor Agreement between Depositor and Washington Square Securities, Inc. ("WSSI"). (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4, File No. 33-69892, as filed on April 16, 1996.)

(b)

  Forms of Agreements between Depositor and Broker-Dealers with respect to the sale of Contracts. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4, File No. 33-69892, as filed on April 16, 1996.)

(c)

Form of Broker-Dealer Agency Compensation Schedule. (Incorporated by reference to Post-Effective Amendment No. 8 on Form N-4, File No. 33-69892, as filed on April 27, 1998.)

(5)

(a)

Form of Contract. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4, File No. 33-69892, as filed on April 16, 1996.)

(b)

Form of Roth IRA Rider. (Incorporated by reference to Post-Effective Amendment No. 9 on Form N-4, File No. 33-69892, as filed on April 27, 1998.)

(c)

Form of Waiver of Contingent Deferred Sales Charge Rider. (Incorporated by reference to Post-Effective Amendment No. 9 on Form N-4, File No. 33-69892, as filed on April 27, 1998.)

(d)

Form of Partial Waiver of Contingent Deferred Sales Charge Rider. (Incorporated by reference to Post-Effective Amendment No. 9 on Form N-4, File No. 33-69892, as filed on April 27, 1998.)

(e)

Form of Waiver of Annual Contract Charge Rider. (Incorporated by reference to Post-Effective Amendment No. 9 on Form N-4, File No. 33-69892, as filed on April 27, 1998.)

(f)

Form of Modification Rider. (Incorporated by reference to Post-Effective Amendment No. 10 on Form N-4, File No. 33-69892, as filed on April 16, 1999.)

(g)

Form of Death Benefit and Owner Amendment. (Incorporated by reference to Post-Effective Amendment No. 10 on Form N-4, File No. 33-69892, as filed on April 16, 1999.)

(6)

(a)

Contract Application Form. (Incorporated by reference to Post-Effective Amendment No. 3 on Form N-4, File No. 33-69892, as filed on April 16, 1996.)

(b)

Supplemental Application. (Incorporated by reference to Post-Effective Amendment No. 12 on Form N-4, File No. 33-69892, as filed on April 17, 2000.)

(7)

(a)

Amended Articles of Incorporation of Depositor. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(b)

Amended By-Laws of Depositor. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(8)

Not Applicable

(9)

(a)

(i)

  Form of Participation Agreement by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., AIM Distributors, Inc. and WSSI. (Incorporated by reference to Post-Effective Amendment No. 11 on Form S-6, File No. 33-57244, as filed on March 31, 2000.)

(ii)

  Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life Insurance Company, AIM Variable Insurance Products Fund, Inc., AIM Distributors, Inc. and WSSI. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(iii)

  Form of Administrative Services Agreement by and between ReliaStar Life Insurance Company and A I M Advisors, Inc. (Incorporated by reference to Post-Effective Amendment No. 11 on Form S-6, File No. 33-57244, as filed on March 31, 2000.)

(b)

(i)

  Form of Participation Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 21 on form S-6, File No. 2-95392, as filed on August 4, 1997.)

(ii)

  Exhibit to Participation Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 11 on Form S-6, File No. 33-57244, as filed on March 31, 2000.)

(iii)

  Form of Amendment to the Participation Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(iv)

  Form of Service Agreement by and between ReliaStar Life Insurance Company and Fred Alger Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(c)

(i)

  Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation and Amendments Nos. 1-8. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(ii)

  Form of Amendment No. 10 to Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Pre-Effective Amendment No. 1 on Form S-6, File No. 333-69431, as filed on April 5, 1999.)

(iii)

  Form of Amendments No. 11 and 12 to Participation Agreement with Fidelity's Variable Insurance Products Fund and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration on Form S-6, File Number 333-47094, as filed on September 29, 2000.)

(iv)

  Form of Service Agreement and Contract between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Distributors Corporation dated January 1, 1997. (Incorporated by reference to Initial Registration on Form S-6EL24, File No. 333-18517, as filed on March 31, 1997.)

(v)

  Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation and Amendments Nos. 1-7. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(vi)

  Form of Amendment No. 9 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-69431, as filed on April 5, 1999.)

(vii)

  Form of Amendments No. 10 and 11 to Participation Agreement with Fidelity's Variable Insurance Products Fund II and Fidelity Distributors Corporation. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(d)

(i)

  Form of Participation Agreement by and between ReliaStar Life Insurance Company, Pilgrim Variable Products Trust and Pilgrim Investment, Inc. (Incorporated by reference to Post-Effective Amendment No. 2 on Form S-6, File No. 333-69431, as filed on March 30, 2001.)

(ii)

  Amendment to Participation Agreement dated as of August 30, 2002 by and among ReliaStar Life Insurance Company, ING Variable Products Trust and ING Funds Distributor, Inc. (Incorporated by reference to Post Effective Amendment No. 14 on Form N-6, File No. 33-69892, as filed on October 11, 2002.)

(iii)

  Administrative and Shareholder Services Agreement dated as of May 1, 2001 by and between ING Pilgrim Group, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 3 on Form S-6, File No. 333-69431, as filed on April 24, 2002.)

(iv)

  Amendment to Administrative and Shareholder Service Agreement dated as of August 30, 2002 by and between ING Funds Services, LLC and ReliaStar Life Insurance Company. (Incorporated by reference to Post Effective Amendment No. 1 to Registration Statement on Form N-6, 333-92000, as filed on January 30, 2003.)

(e)

(i)

  Form of Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6, File No. 33-69431, as filed on April 14, 2000.)

(ii)

  Amendment to Participation Agreement by and between ReliaStar Life Insurance Company and Janus Aspen Series. (Incorporated by reference to Post Effective Amendment No. 1 on Form S-6, File No. 33-57244, as filed on March 31, 2000.)

(iv)

  Amendment, effective July 1, 2002 to Letter Agreement dated August 8, 1997 between Janus Capital Corporation (the "Adviser"), and ReliaStar Life Insurance Company. (Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form S-6, 333-69431, as filed on April 24, 2002.)

(v)

  Form of Service Agreement by and between ReliaStar Life Insurance Company and Janus Capital Corporation. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(f)

(i)

  Form of Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(ii)

  Form of Amendment No. 1 to Participation Agreement by and among ReliaStar Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management, Inc. (Incorporated by reference to Post-Effective Amendment No. 1 on Form S-6, File No. 333-69431, as filed on April 5, 1999.)

(iii)

  Form of Service Agreement by and between ReliaStar Life Insurance Company and Neuberger Berman Management Incorporated ("NBMI"). (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(g)

(i)

  Participation Agreement by and between ReliaStar Life Insurance Company, OCC Accumulation Trust and OCC Distributors, dated August 8, 1997. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(ii)

  Service Agreement by and between ReliaStar Life Insurance Company and OpCap Advisors. (Incorporated by reference to Post-Effective Amendment No. 21 on Form S-6, File No. 2-95392, as filed on August 4, 1997.)

(h)

(i)

  Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. and Amendments Nos. 1-2. (Incorporated by reference to Initial Registration Statement on Form S-6EL24, File No. 333-18517, as filed on December 23, 1996.)

(ii)

  Form of Amendments No. 3 and 4 to Participation Agreement with Putnam Capital Manager Trust and Putnam Mutual Funds Corp. (Incorporated by reference to Initial Registration on Form S-6, File No. 333-47094, as filed on September 29, 2000.)

(10)

Opinion and Consent of Counsel

(11)

Consent of Ernst and Young LLP - Independent Auditors

(12)

Not Applicable

(13)

Not Applicable

(14)

Schedules for Computation of Performance Quotations. (Incorporated by reference to Post-Effective Amendment No. 10 on Form N-4, File No. 33-69892, as filed on April 16, 1999.)

(15)

  Powers of Attorney. (Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.)

Item 25.

Directors and Principal Officers of the Depositor*

Name and Principal Business Address

Positions and Offices with Depositor

 Keith Gubbay, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

 Director, President and Chief Executive Officer

 P. Randall Lowery, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

 Director

 Thomas J. McInerney, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

 Director

 Mark A. Tullis, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

 Director

 David Wheat, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

 Director

 Allan Baker, 151 Farmington Avenue, Hartford, CT 06156

 Senior Vice President

 Boyd G. Combs, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

 Senior Vice President, Tax

 Robert W. Crispin, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

 Senior Vice President, Investments

 Jacques de Vaucleroy, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

 Senior Vice President

 Robert Francis, 6140 Stonehedge Mall Road, Suite. 375, Pleasanton, CA 94588

 Senior Vice President

 James R. Gelder, 20 Washington Avenue South, Minneapolis, MN 55401.

 Senior Vice President

 Shaun P. Mathews, 151 Farmington Avenue, Hartford, CT 06156

 Senior Vice President

 Stephen J. Preston, 1475 Dunwoody Drive, West Chester, PA 19380

 Senior Vice President

 David S. Pendergrass, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

 Vice President and Treasurer

 Cheryl L. Price, 5780 Powers Ferry Road, NW, Atlanta, GA 30327

 Vice President, Chief Financial Officer and Chief Accounting Officer

 Carol S. Stern, 1501 M Street N.W., Suite 430, Washington, DC 20005

 Vice President and Chief Compliance Officer

 Alice Su, 1475 Dunwoody Drive, West Chester, PA 19380

 Vice President and Actuary

 Pamela S. Anson, 2001 21st Avenue, N.W. Minot, ND 58703

 Vice President

 Paula Cludray-Engelke, 20 Washington Avenue South, Minneapolis, MN 55401

 Secretary

*

These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26.

Persons Controlled by or Under Common Control with the Depositor or Registrant

  Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 27.

Number of Contract Owners

As of February 28, 2003 there were 17,552 owners of contracts holding interests in variable annuities funded through ReliaStar Select Variable Account.

Item 28.

Indemnification

  Reference is hereby made to Section 5.01 of Depositor's Bylaws, incorporated by reference to this registration statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others under certain conditions.

  Section 4.01 of the Bylaws of Washington Square Securities, Inc. ("WSSI"), the principal underwriter of the Contracts, mandates indemnification by WSSI of its directors, officers, employees or agents under certain conditions.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or WSSI, pursuant to the foregoing provisions or otherwise, Depositor and WSSI have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or WSSI in the successful defense or any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or WSSI in connection with the securities being registered, Depositor or WSSI, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

  A corporation may procure indemnification insurance on behalf of an individual who was a director of the corporation. Consistent with the laws of the State of Minnesota, ING Groep N.V. maintains an umbrella insurance policy issued by an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has an ownership control of over 50%. This would encompass the Principal Underwriter as well as the Depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Item 29.

Principal Underwriter

(a)

Washington Square Securities, Inc. (WSSI) is the distributor and principal underwriter of the Contracts. WSSI also acts as the principal distributor and underwriter of:

-

  variable annuity contracts issued by ReliaStar Life Insurance Company of New York through the ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II, a separate account of ReliaStar Life Insurance Company of New York registered as a unit investment trust under the Investment Company Act of 1940; and

-

variable annuity contracts issued by ReliaStar Life Insurance Company through Separate Account N, a separate account registered as a unit investment trust under the Investment company Act of 1940.

(b)

The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address

Positions and Offices with Principal Underwriter

Marc Lieberman, 111 Washington Avenue S, Minneapolis, MN 55401-2106

Director, Chairman and Chief Executive Officer

Barbara S. Stewart, 111 Washington Avenue S, Minneapolis, MN 55401-2106

Director and President

John S. Simmers, 2780 Skypark Dr., Suite 300, Torrance, CA 90505

Director and Vice President

Eugene M. Grayson, 20 Washington Avenue S, Minneapolis, MN 55401

Executive Vice President

Boyd G. Combs, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390

Senior Vice President and Chief Tax Officer

Karen Becker-Gemmill, 111 Washington Avenue S, Minneapolis, MN 55401-2106

Senior Vice President and Chief Marketing Officer

Jackie Figliola, 2780 Skypark Dr., Suite 300, Torrance, CA 90505

Vice President

Cindy Hamel, 2780 Skypark Dr., Suite 300, Torrance, CA 90505

Vice President

Jack R. Handy, Jr., 2780 Skypark Dr., Suite 300, Torrance, CA 90505

Vice President

N. Mark Marr, 2780 Skypark Dr., Suite 300, Torrance, CA 90505

Vice President

Frederick C. Litow, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390

Vice President and Assistant Treasurer

Tom K. Rippberger, 111 Washington Avenue S, Minneapolis, MN 55401-2106

Vice President and Chief Compliance Officer

Kenneth Severud, 111 Washington Avenue S, Minneapolis, MN 55401-2106

Vice President and Chief Operating Officer

David S. Pendergrass, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390

Vice President and Treasurer

Renee E. McKenzie, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390

Vice President, Assistant Treasurer and Assistant Secretary

Joseph J. Elmy, 151 Farmington Avenue, Hartford, CT 06156

Vice President, Tax

Thaddeus Ingersoll, 20 Washington Avenue S, Minneapolis, MN 55401 and 111 Washington Avenue S, Minneapolis, MN 55401-2106

Assistant Vice President

Paula Cludray-Engelke, 20 Washington Avenue S, Minneapolis, MN 55401

Secretary

Loralee A. Renelt, 20 Washington Avenue S, Minneapolis, MN 55401

Assistant Secretary

Rebecca A. Schoff, 20 Washington Avenue S, Minneapolis, MN

Assistant Secretary

Glenn A. Black, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390

Tax Officer

Terry L. Owens, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390

Tax Officer

James Taylor, 5780 Powers Ferry Road, N.W., Atlanta, GA 30327-4390

Tax Officer

(c)

Compensation from January 1, 2002 to December 31, 2002:

(1)

(2)

(3)

(4)

(5)

Name of Principal Underwriter

Net Underwriting Discounts and Commissions

Compensation on Redemption or Annuitization

Brokerage Commissions

Compensation*

Washington Square Securities, Inc.

$801,708.37

*

Represents total compensation paid to Washington Square Securities, Inc..

Item 30.

Location of Accounts and Records

  All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

 ReliaStar Life Insurance Company
20 Washington Avenue South
Minneapolis, Minnesota 55401

Item 31.

Management Services

Not Applicable

Item 32.

Undertakings

Registrant hereby undertakes:

(a)

  to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

  to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)

to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d)

  The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e)

  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f)

  ReliaStar Life Insurance Company represents that the fees and charges deducted under the variable annuity contract described in this registration statement, in the aggregate, are reasonable in relation to the services rendered, expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company under the contracts. ReliaStar Life Insurance Company bases this representation on its assessment of such factors as the nature and extent of the such services, expenses and risks, the need for the ReliaStar Life Insurance Company to earn a profit and the range of such fees and charges within the insurance industry.

(g)

The Depositor and Registrant rely on SEC regulation.

SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, the Registrant, ReliaStar Select Variable Account of ReliaStar Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 15 to this Registration Statement on Form N-4 (File No. 33-69892) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford and in the State of Connecticut on the 24th day of April, 2003.

RELIASTAR SELECT VARIABLE ACCOUNT

(Registrant)

By:

RELIASTAR LIFE INSURANCE COMPANY

(Depositor)

By:

Keith Gubbay*

 President
(principal executive officer)

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 has been signed below by the following persons in the capacities indicated and on the date indicated.

Signature

Title

Date

Keith Gubbay*

Director and President

Keith Gubbay

(principal executive officer)

Thomas J. McInerney*

Director

April,

Thomas J. McInerney

24, 2003

Randy Lowery*

Director

P. Randall Lowery

Mark A. Tullis*

Director

Mark A. Tullis

Director

David Wheat

Cheryl L. Price*

 Chief Financial Officer and Chief Accounting Officer

Cheryl L. Price

(principal financial and accounting officer)

By:

/s/ J. Neil McMurdie

J. Neil McMurdie

*Attorney-in-Fact

Exhibit Index

 Exhibit No.

Exhibit

 99-10

Opinion and Consent of Counsel

 99-11

Consent of Ernst and Young LLP - Independent Auditors